UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

----------------------------------------------------------------

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

----------------------------------------------------------------

BBH TRUST
On behalf of the following series:

BBH Select Mid Cap ETF
BBH Partner Fund — International Equity
BBH Limited Duration Fund
BBH Income Fund
BBH Select Large Cap ETF
BBH Intermediate Municipal Bond Fund
BBH U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

----------------------------------------------------------------

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

----------------------------------------------------------------

Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BBH Select Mid Cap ETF

Symbol: BBHM

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Select Mid Cap ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Select Mid Cap ETF at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Fund Level	$41	0.81%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$521,415,017
  # of Portfolio Holdings27
  Portfolio Turnover Rate8%

Top Ten Holdings (% of Total Net Assets)

Table Summary
Watsco, Inc.	5.8%
Entegris, Inc.	5.6%
Arista Networks, Inc.	5.2%
Keysight Technologies, Inc.	4.9%
Darling Ingredients, Inc.	4.7%
GXO Logistics, Inc.	4.6%
CBRE Group, Inc. (Class A)	4.5%
Wyndham Hotels & Resorts, Inc.	4.3%
GFL Environmental, Inc. (Canada)	4.3%
ITT, Inc.	4.2%

Sector Diversification (% of Investments)

Table Summary
Common Stock:
Communication Services	3.3%
Consumer Discretionary	4.4%
Consumer Staples	7.8%
Financials	10.6%
Health Care	4.2%
Industrials	36.6%
Information Technology	21.4%
Materials	7.1%
Real Estate	4.6%

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Select Mid Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHM. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Partner Fund - International Equity

Class I: BBHLX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$32	0.63%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,536,115,476
  # of Portfolio Holdings69
  Portfolio Turnover Rate25%

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.7%
Keyence Corp.	4.5%
ASML Holding NV	3.9%
Tokyo Electron, Ltd.	3.8%
STMicroelectronics NV	3.1%
Franco-Nevada Corp.	2.4%
BAE Systems, Plc.	2.2%
Schneider Electric SE	2.1%
Hoya Corp.	2.1%
CRH, Plc.	2.1%

Country Diversification

(% of Investments)

Table Summary
Japan	15.8%
Netherlands	10.9%
France	10.7%
Germany	9.5%
United Kingdom	9.1%
Taiwan	6.4%
Ireland	6.1%
Canada	5.6%
Sweden	4.0%
Denmark	4.0%
Others	17.9%

Sector Diversification

(% of Investments)

Table Summary
Common Stock:
Communication Services	4.9%
Consumer Discretionary	4.4%
Energy	1.9%
Financials	12.5%
Health Care	8.9%
Industrials	27.5%
Information Technology	31.6%
Materials	6.9%
Preferred Stock:
Consumer Discretionary	1.4%
Warrants:
Information Technology	0.0%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class I: BBBIX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$10,513,343,152
  # of Portfolio Holdings486
  Portfolio Turnover Rate17%

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Canadian Imperial Bank of Commerce, 5.926%, 10/2/2026	0.8%
Mars, Inc., 4.450%, 3/1/2027	0.8%
Salesforce, Inc., 4.650%, 3/15/2029	0.8%
Ford Motor Credit Co. LLC, 5.125%, 11/5/2026	0.7%
Main Street Capital Corp., 3.000%, 7/14/2026	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Medline Borrower LP, 3.875%, 4/1/2029	0.7%
American Tower Corp., 3.375%, 10/15/2026	0.7%
Honeywell International, Inc. Term A1, 0.045%, 5/7/2027	0.7%
Amazon.com, Inc., 4.000%, 3/13/2029	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	22.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	55.3%
Loan Participations and Assignments	6.4%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.5%
U.S. Treasury Bills	10.2%
U.S. Treasury Bonds and Notes	0.2%

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Limited Duration Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class N: BBBMX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$10,513,343,152
  # of Portfolio Holdings486
  Portfolio Turnover Rate17%

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Canadian Imperial Bank of Commerce, 5.926%, 10/2/2026	0.8%
Mars, Inc., 4.450%, 3/1/2027	0.8%
Salesforce, Inc., 4.650%, 3/15/2029	0.8%
Ford Motor Credit Co. LLC, 5.125%, 11/5/2026	0.7%
Main Street Capital Corp., 3.000%, 7/14/2026	0.7%
Truist Bank, 4.671%, 5/20/2027	0.7%
Medline Borrower LP, 3.875%, 4/1/2029	0.7%
American Tower Corp., 3.375%, 10/15/2026	0.7%
Honeywell International, Inc. Term A1, 0.045%, 5/7/2027	0.7%
Amazon.com, Inc., 4.000%, 3/13/2029	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	22.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	55.3%
Loan Participations and Assignments	6.4%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.5%
U.S. Treasury Bills	10.2%
U.S. Treasury Bonds and Notes	0.2%

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Limited Duration Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Income Fund

Class I: BBNIX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,332,313,421
  # of Portfolio Holdings381
  Portfolio Turnover Rate16%

Top Ten Holdings (% of Total Net Assets)*

Table Summary
Oracle Corp., 0.050%, 8/16/2027	0.7%
Lendmark Funding Trust 2026-1A, 4.800%, 11/20/2035	0.7%
Salesforce, Inc., 5.550%, 3/15/2036	0.7%
Palmer Square Loan Funding, Ltd. 2026-1A, 0.000%, 7/15/2034	0.6%
Hologic, Inc. Term A, 0.000%, 4/9/2029	0.5%
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.5%
Ares Capital Corp., 2.150%, 7/15/2026	0.5%
OnDeck Asset Securitization IV LLC 2025-2A, 4.840%, 11/17/2032	0.5%
Connect Finco S.a.r.l., 0.082%, 9/27/2029	0.5%
Stack Infrastructure Issuer LLC 2026-1A, 5.000%, 3/27/2056	0.5%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Table Summary
Asset Backed Securities	15.9%
Commercial Mortgage Backed Securities	7.0%
Corporate Bonds	38.0%
Loan Participations and Assignments	11.4%
Municipal Bonds	0.0%
Preferred Securities	1.6%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	0.8%
U.S. Treasury Bills	1.8%
U.S. Treasury Bonds and Notes	23.5%

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH Income Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Select Large Cap ETF

Symbol: BBHL

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Select Large Cap ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Select Large Cap ETF at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Fund Level	$36	0.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$513,735,888
  # of Portfolio Holdings45
  Portfolio Turnover Rate20%

Top Ten Holdings (% of Total Net Assets)

Table Summary
Alphabet, Inc. (Class C)	8.4%
Microsoft Corp.	6.4%
KLA Corp.	6.2%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.0%
Waste Management, Inc.	4.0%
Mastercard, Inc. (Class A)	3.8%
Linde, Plc. (Ireland)	3.4%
Applied Materials, Inc.	3.4%
Berkshire Hathaway, Inc. (Class B)	3.3%

Sector Diversification (% of Investments)

Table Summary
Common Stock:
Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	7.2%
Financials	15.5%
Health Care	8.8%
Industrials	9.2%
Information Technology	35.9%
Materials	4.2%

Material Fund Changes

On November 17, 2025, the Fund was reorganized into an exchange-traded fund, BBH Select Large Cap ETF (the "Acquiring ETF"), under a Plan of Reorganization previously approved by the Board of Trustees of BBH Trust. The reorganization was structured as a tax-free reorganization under the applicable sections of U.S. Internal Revenue Code. All outstanding shares of the Fund were exchanged for shares of equal value of the Acquiring ETF. The shares of the Acquiring ETF are listed under ticker BBHL. The Acquiring ETF has the same investment adviser, investment objective and principal investment strategies as the Fund. The reorganization did not require shareholder approval.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class I: BBIIX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,388,453,134
  # of Portfolio Holdings503
  Portfolio Turnover Rate*64%

  *      8% excluding variable rate demand notes.

Top Ten Holdings (% of Total Net Assets)

Table Summary
Southeast Energy Authority A Cooperative District, Revenue Bonds, 5.000%, 10/1/2030	2.1%
University of North Carolina at Chapel Hill, Revenue Bonds, 3.495%, 12/1/2041	1.6%
FHLMC Multifamily VRD Certificates, Revenue Bonds, 4.052%, 8/25/2041	1.6%
California Community Choice Financing Authority, Revenue Bonds, 3.540%, 2/1/2052	1.5%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.450%, 5/1/2026	1.1%
Metropolitan Transportation Authority, Revenue Bonds, 4.750%, 11/15/2045	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.0%
State of Texas, General Obligation Bonds, 2.800%, 10/1/2041	0.9%

Breakdown by Security Type (% of Investments)

Table Summary
Municipal Bonds	100.0%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class N: BBINX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,388,453,134
  # of Portfolio Holdings503
  Portfolio Turnover Rate*64%

  *      8% excluding variable rate demand notes.

Top Ten Holdings (% of Total Net Assets)

Table Summary
Southeast Energy Authority A Cooperative District, Revenue Bonds, 5.000%, 10/1/2030	2.1%
University of North Carolina at Chapel Hill, Revenue Bonds, 3.495%, 12/1/2041	1.6%
FHLMC Multifamily VRD Certificates, Revenue Bonds, 4.052%, 8/25/2041	1.6%
California Community Choice Financing Authority, Revenue Bonds, 3.540%, 2/1/2052	1.5%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.1%
New York City Municipal Water Finance Authority, Revenue Bonds, 3.450%, 5/1/2026	1.1%
Metropolitan Transportation Authority, Revenue Bonds, 4.750%, 11/15/2045	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.0%
State of Texas, General Obligation Bonds, 2.800%, 10/1/2041	0.9%

Breakdown by Security Type (% of Investments)

Table Summary
Municipal Bonds	100.0%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH U.S. Government Money Market Fund

Institutional Shares: BBSXX

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,217,475,040
  # of Portfolio Holdings27

Top Ten Holdings (% of Total Net Assets)

Table Summary
U.S. Treasury Bill, 3.632%, 6/11/2026	6.1%
U.S. Treasury Bill, 3.619%, 6/4/2026	5.6%
U.S. Treasury Bill, 3.628%, 5/26/2026	5.3%
U.S. Treasury Bill, 3.642%, 5/19/2026	5.1%
U.S. Treasury Bill, 3.626%, 6/9/2026	4.9%
U.S. Treasury Bill, 3.611%, 7/2/2026	4.7%
Royal Bank of Canada, 3.500%, 5/1/2026Footnote Reference*	4.6%
National Australia Bank, Ltd., 3.550%, 5/1/2026Footnote Reference*	4.6%
BNP Paribas, 3.580%, 5/1/2026Footnote Reference*	4.6%
Societe Generale, 3.620%, 5/1/2026Footnote Reference*	4.6%
Footnote	Description
Footnote*	Repurchase Agreement

Sector Diversification (% of Investments)

Table Summary
Repurchase Agreements	18.3%
U.S. Treasury Bills	81.7%

Material Fund Changes

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners"), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. ("BBH&Co."), became the investment adviser of BBH U.S. Government Money Market Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

Item 2.       Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not required for this semi-annual report on Form N-CSR.

Item 6.       Investments.

(a)       A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements April 30, 2026 BBH Select Mid Cap ETF (formerly BBH Select Series – Mid Cap Fund)

BBH Select Mid Cap ETF Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Select Mid Cap ETF Portfolio Allocation April 30, 2026 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$16,667,081	3.2%
Consumer Discretionary	22,548,445	4.3
Consumer Staples	39,824,034	7.6
Financials	54,048,488	10.4
Health Care	21,646,697	4.2
Industrials	186,860,541	35.8
Information Technology	109,293,679	21.0
Materials	35,974,686	6.9
Real Estate	23,414,999	4.5
Cash and Other Assets in Excess of Liabilities	11,136,367	2.1
Net Assets	$521,415,017	100.0%

All data as of April 30, 2026. The BBH Select Mid Cap ETF’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Select Mid Cap ETF Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (97.9%)
	Communication Services (3.2%)
77,971	Take-Two Interactive Software, Inc.[1]	$16,667,081
	Total Communication Services	16,667,081

	Consumer Discretionary (4.3%)
277,076	Wyndham Hotels & Resorts, Inc.	22,548,445
	Total Consumer Discretionary	22,548,445

	Consumer Staples (7.6%)
162,869	BJ’s Wholesale Club Holdings, Inc.[1]	15,291,771
381,944	Darling Ingredients, Inc.[1]	24,532,263
	Total Consumer Staples	39,824,034

	Financials (10.4%)
216,066	Brown & Brown, Inc.	12,996,370
50,013	LPL Financial Holdings, Inc.	16,710,844
249,196	Shift4 Payments, Inc. (Class A)[1]	11,034,399
117,500	Tradeweb Markets, Inc. (Class A)	13,306,875
	Total Financials	54,048,488

	Health Care (4.2%)
72,740	West Pharmaceutical Services, Inc.	21,646,697
	Total Health Care	21,646,697

	Industrials (35.8%)
146,801	Advanced Drainage Systems, Inc.	21,910,049
71,551	Broadridge Financial Solutions, Inc.	11,017,423
557,476	GFL Environmental, Inc. (Canada)	22,360,362
423,557	GXO Logistics, Inc.[1]	24,197,811
83,370	HEICO Corp. (Class A)	17,425,997
19,367	Hubbell, Inc. (Class B)	9,841,728
103,284	ITT, Inc.	22,137,893
182,802	UL Solutions, Inc. (Class A)	16,541,753

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Select Mid Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Industrials (continued)
68,718	Watsco, Inc.	$30,087,489
500,885	WillScot Holdings Corp.	11,340,036
	Total Industrials	186,860,541

	Information Technology (21.0%)
157,404	Arista Networks, Inc.[1]	27,185,245
205,577	Entegris, Inc.	29,064,476
135,001	Guidewire Software, Inc.[1]	18,682,788
73,682	Keysight Technologies, Inc.[1]	25,782,069
37,917	Zebra Technologies Corp. (Class A)[1]	8,579,101
	Total Information Technology	109,293,679

	Materials (6.9%)
126,937	AptarGroup, Inc.	15,699,568
67,194	Vulcan Materials Co.	20,275,118
	Total Materials	35,974,686

	Real Estate (4.5%)
164,051	CBRE Group, Inc. (Class A)[1]	23,414,999
	Total Real Estate	23,414,999
	Total Common Stock (Cost $427,260,026)	510,278,650
Total Investments (Cost $427,260,026)[2]	97.9%	$510,278,650
Cash and Other Assets in Excess of Liabilities	2.1%	11,136,367
Net Assets	100.0%	$521,415,017

____________

1       Non-income producing security.

2    The aggregate cost for federal income tax purposes is $427,260,026, the aggregate gross unrealized appreciation is $103,670,550 and the aggregate gross unrealized depreciation is $20,651,926, resulting in net unrealized appreciation of $83,018,624.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Select Mid Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Select Mid Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Select Mid Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Common Stock:
Communication Services	$16,667,081	$—	$—	$16,667,081
Consumer Discretionary	22,548,445	—	—	22,548,445
Consumer Staples	39,824,034	—	—	39,824,034
Financials	54,048,488	—	—	54,048,488
Health Care	21,646,697	—	—	21,646,697
Industrials	186,860,541	—	—	186,860,541
Information Technology	109,293,679	—	—	109,293,679
Materials	35,974,686	—	—	35,974,686
Real Estate	23,414,999	—	—	23,414,999
Total Investments, at value	$510,278,650	$—	$—	$510,278,650

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Select Mid Cap ETF Statement of Assets and Liabilities April 30, 2026 (unaudited)*
Assets:
Investments in securities, at value (Cost $427,260,026)	$510,278,650
Cash	11,924,389
Foreign currency at value (Cost $141)	142
Receivables for:
Investments sold	700,474
Dividends	42,125
Prepaid expenses	2,170
Total Assets	522,947,950

Liabilities:
Payables for:
Investments purchased	1,167,457
Investment advisory fees	300,178
Administrative fees	12,508
Professional fees	40,790
Custody and fund accounting fees	7,253
Board of Trustees’ fees	4,378
Accrued expenses and other liabilities	369
Total Liabilities	1,532,933
Net Assets	$521,415,017

Net Assets Consist of:
Paid-in capital	$469,077,463
Retained earnings	52,337,554
Net Assets	$521,415,017

Net Asset Value and Offering Price per Share
($521,415,017 ÷ 43,664,460 shares outstanding)	$11.94

____________

*   Effective November 17, 2025, the BBH Select Series – Mid Cap Fund was reorganized to the BBH Select Mid Cap ETF.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Select Mid Cap ETF Statement of Operations For the six months ended April 30, 2026 (unaudited)*
Net Investment Loss:
Income:
Dividends (net of foreign withholding taxes of $2,701)	$1,256,470
Interest income on cash balances	202,657
Total Income	1,459,127

Expenses:
Investment advisory fees	1,803,790
Administrative fees	48,912
Board of Trustees’ fees	49,901
Professional fees	31,983
Custody and fund accounting fees	18,785
Transfer agent fees	2,650
Miscellaneous expenses	41,506
Total Expenses	1,997,527
Net Investment Loss	(538,400)

Net Realized and Unrealized Gain:
Net realized loss on investments in securities	(10,847,399)
Net realized gain on in-kind transactions	11,655,385
Net change in unrealized appreciation/(depreciation) on investments in securities	16,214,389
Net change in unrealized appreciation/(depreciation) on foreign currency translations	1
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	16,214,390
Net Realized and Unrealized Gain	17,022,376
Net Increase in Net Assets Resulting from Operations	$16,483,976

____________

*   Effective November 17, 2025, the BBH Select Series - Mid Cap Fund was reorganized to the BBH Select Mid Cap ETF

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Select Mid Cap ETF Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)*	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment loss	$(538,400)	$(1,140,724)
Net realized gain/(loss) on investments in securities and in-kind transactions	807,986	(30,045,993)
Net change in unrealized appreciation/(depreciation) on investments in securities, foreign currency transactions and translations	16,214,390	1,454,889
Net increase/(decrease) in net assets resulting from operations	16,483,976	(29,731,828)

Dividends and distributions declared	—	(1,516,497)

Share transactions:
Proceeds from sales of shares[1]	1,446,238	157,303,478
Proceeds from sales of shares in-kind	24,210,746	—
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	—	45,957
Cost of shares redeemed[1]	(1,313,237)	(83,629,667)
Costs of shares redeemed in-kind	(37,145,717)	—
Net increase/(decrease) in net assets resulting from share transactions	(12,801,970)	73,719,768
Total increase in net assets	3,682,006	42,471,443

Net Assets:
Beginning of period/year	517,733,011	475,261,568
End of period/year	$521,415,017	$517,733,011

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.

*   Effective November 17, 2025, the BBH Select Series - Mid Cap Fund was reorganized to the BBH Select Mid Cap ETF.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Select Mid Cap ETF Financial Highlights Selected per share data and ratios for each period/year.
	For the six months ended April 30, 2026 (unaudited)*	For the years ended October 31,				For the period from May 24, 2021 (commencement of operations) to October 31, 2021
		2025	2024	2023	2022
Net asset value, beginning of period/year	$11.56	$12.23	$8.95	$8.85	$10.68	$10.00
Income from investment operations:
Net investment income/(loss)[1]	(0.01)	(0.03)	(0.03)	0.01	(0.04)	(0.02)
Net realized and unrealized gain/(loss)	0.39	(0.60)	3.32	0.09	(1.79)	0.70
Total income/(loss) from investment operations	0.38	(0.63)	3.29	0.10	(1.83)	0.68
Dividends and distributions to shareholders:
From net investment income	—	—	(0.01)	—	—	—
From net realized gains	—	(0.04)	—	—	—	—
Total dividends and distributions to shareholders	—	(0.04)	(0.01)	—	—	—
Net asset value, end of period/year	$11.94	$11.56	$12.23	$8.95	$8.85	$10.68
Total return[2]	3.29%[3]	(5.19)%	36.79%	1.13%	(17.13)%	6.80%[3]

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$521	$518	$475	$140	$12	$14
Ratio of expenses to average net assets before reductions	0.81%[4]	0.81%	0.84%	1.09%	2.29%	2.46%[5]
Fee waiver[6]	—%	—%	—%	(0.19)%	(1.39)%	(1.56)%[5]
Ratio of expenses to average net assets after reductions	0.81%[4]	0.81%	0.84%	0.90%	0.90%	0.90%[5]
Ratio of net investment income/(loss) to average net assets	(0.22)%[4]	(0.22)%	(0.23)%	0.14%	(0.38)%	(0.40)%[5]
Portfolio turnover rate	8%[3,7]	23%	6%	7%	23%	3%[3]

____________

*    Effective November 17, 2025, the BBH Select Series - Mid Cap Fund was reorganized to the BBH Select Mid Cap ETF.

1    Calculated using average shares outstanding for the period/year.

2    Assumes the reinvestment of distributions.

3    Not annualized.

4    Annualized.

5    Annualized with the exception of audit fees, legal fees and registration fees.

6    The ratio of expenses to average net assets for the six months ended April 30, 2026, the years ended October 31, 2025, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.90%. The agreement is effective through March 1, 2027 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, the years ended October 31, 2025, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $–, $–, $–, $124,636,$179,874 and $135,159, respectively.

7    In-kind transactions are not included in portfolio turnover calculations.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Select Mid Cap ETF Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on May 24, 2021. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid cap publicly traded equity securities.

The Fund is the successor to the Predecessor Fund, a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund on November 17, 2025 (the “Reorganization”). The Fund has adopted the Predecessor Fund’s performance history. The Predecessor Fund also was advised by the Investment Adviser and had the same investment objective, investment strategies, and fundamental and non-fundamental investment policies as the Fund.

The Predecessor Fund’s shareholders received new Fund shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The reorganization was executed on a tax-free basis and, relating to each underlying Fund security, historical cost of investments, unrealized gains (losses), and fair value of investments carried forward from the Predecessor Fund to the new Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

© Brown Brothers Harriman	14

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$—	$1,516,497	$1,516,497	$—	$1,516,497
2024:	190,598	—	190,598	—	190,598

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late Year Ordinary Loss Deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$—	$—	$(29,932,878)	$(155,259)	$(862,520)	$66,804,235	$35,853,578
2024:	—	1,514,856	—	(42,144)	(558,706)	65,349,346	66,263,352

The Fund had $29,932,878 net capital loss carryforwards as of October 31, 2025, of which $11,590,699 and $18,342,179, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

© Brown Brothers Harriman	16

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory Fees. For investment advisory services, the Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.72% per annum for the first $1 billion of the Fund’s average daily net assets and 0.67% per annum for amounts over $1 billion of the average daily net assets of the Fund. Prior to January 1, 2026, the Investment Adviser was entitled to a combined investment advisory and administration fee of $629,901 computed daily and payable monthly, equal to 0.75% per annum of the first $3 billion of the Fund’s average daily net assets and 0.70% per annum for amounts over $3 billion of the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $1,803,790 in investment advisory fees and $48,912 in administrative fees, as included in the Statement of Operations.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

B.   Expense Waivers and Reimbursements. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2027, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, Investment Adviser waived Investment Advisory and Administrative fees in the amount of $0.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $18,785 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2026. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund for the six months ended April 30, 2026 was $202,657. This amount is included in “Interest income on cash balances” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $49,901 in Independent Trustee compensation and expense reimbursements.

© Brown Brothers Harriman	18

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments and in-kind transactions, were $39,345,820 and $42,126,225, respectively. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of in-kind transactions were $23,506,395 and $36,573,658, respectively.

5.   Issuance and Redemption of ETF Shares. The Fund issues and redeems its shares at NAV only in Creation Units in transactions with authorized participants. Most investors buy and sell shares of the Fund in secondary market transactions through a broker at market prices. Shares of the Fund are listed for trading on the NYSE Arca and can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, investors will incur customary brokerage commissions and charges, and investors may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction.

6.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of shares of beneficial interest at no par value. Transactions shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold	126,761	$1,446,238	13,232,259	$157,303,478
Shares sold in-kind	2,110,000	24,210,746	—	—
Shares issued in connection with reinvestments of dividends	N/A	—	3,715	45,957
Shares redeemed	(115,538)	(1,313,237)	(7,310,018)	(83,629,667)
Shares redeemed in-kind	(3,230,001)	(37,145,717)	—	—
Net increase/ (decrease)	(1,108,778)	$(12,801,970)	5,925,956	$73,719,768

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

7.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (mid cap company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (preferred securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund may invest in large cap company securities, it may underperform

© Brown Brothers Harriman	20

BBH Select Mid Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

other funds during periods when the Fund’s large cap securities are out of favor (Large Cap Company Risk). Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies (Small Cap Company Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

8.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

9.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Select Mid Cap ETF Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve an amended and restated Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain funds in the Trust, including the Fund. The Investment Adviser previously provided advisory and administrative services to the Trust under a combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Combined Agreement”). The Trust entered into a new Administrative Services Agreement with the Investment Adviser as of January 1, 2026, under which the Investment Adviser would provide the same administrative services as it had under the Combined Agreement at the same fee, when combined with the Advisory Agreement fees, as it had under the Combined Agreement. BBH launched a new subsidiary registered investment adviser, Brown Brothers Harriman Credit Partners, LLC on December 31, 2025 which became investment manager to certain other Funds on January 1, 2026. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the investment advisory services and the Advisory Agreement.

Both in the meetings specifically held to address the continuance of investment advisory services and the approval of the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent

© Brown Brothers Harriman	22

BBH Select Mid Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Select Mid Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other ETFs, as well as other mutual funds compared to the Fund’s predecessor, in reports compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over 1-, 2-,3- and 4-year periods ended September 30, 2025, noting the Fund had below average performance as compared to its peer category for each of the 1-, 2- and 3-year periods and average performance when compared to its peer category for the 4-year period. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board noted that they had previously received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s

© Brown Brothers Harriman	24

BBH Select Mid Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data from October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Select Mid Cap ETF Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Advisers

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	26

BBH Select Mid Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Select Mid Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, and. subject to applicable law and regulation, BBH&Co., and the SID may (but is not required to) effect purchases and sales between BBH&Co., and the SID clients (“cross trades”), including the Funds, if BBH&Co., the SID or a Fund’s Sub-adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. Similarly, under certain circumstances, and subject to applicable law and regulations, BBH Credit Partners may (but is not required to) effect cross trades between its clients, including the Funds, if it believes such transactions are appropriate based on each party’s investment objectives and guidelines There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the

© Brown Brothers Harriman	28

BBH Select Mid Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Advisers’ decisions to engage in these transactions for the Funds. BBH&Co., the Advisers and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the SID’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the SID, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself. BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Select Mid Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

© Brown Brothers Harriman	30

BBH Select Mid Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH Partner Fund - International Equity

BBH Partner Fund - International Equity Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Partner Fund - International Equity Portfolio Allocation April 30, 2026 (unaudited)

Country Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Canada	$136,561,245	5.4%
Denmark	96,610,563	3.8
France	259,813,338	10.2
Germany	196,471,759	7.7
Hong Kong	26,783,282	1.1
India	74,537,538	2.9
Ireland	147,447,044	5.8
Japan	384,674,859	15.2
Jersey, Channel Islands	26,462,623	1.0
Luxembourg	30,683,344	1.2
Netherlands	265,004,447	10.5
Norway	40,843,113	1.6
South Korea	93,401,257	3.7
Spain	41,627,303	1.6
Sweden	97,718,640	3.9
Switzerland	68,555,697	2.7
Taiwan	156,888,560	6.2
United Kingdom	222,312,459	8.8
United States	32,804,448	1.3
Preferred Stock:
Germany	34,391,507	1.4
Warrants:
Canada	0	0.0
Cash and Other Assets in Excess of Liabilities	102,522,450	4.0
Net Assets	$2,536,115,476	100.0%

All data as of April 30, 2026. The BBH Partner Fund - International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Partner Fund - International Equity Portfolio Allocation (continued) April 30, 2026 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$119,339,741	4.7%
Consumer Discretionary	106,178,423	4.2
Energy	45,778,986	1.8
Financials	305,376,747	12.0
Health Care	215,913,368	8.5
Industrials	669,906,951	26.4
Information Technology	767,824,770	30.3
Materials	168,882,533	6.7
Preferred Stock:
Consumer Discretionary	34,391,507	1.4
Warrants:
Information Technology	0	0.0
Cash and Other Assets in Excess of Liabilities	102,522,450	4.0
Net Assets	$2,536,115,476	100.0%

All data as of April 30, 2026. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Partner Fund - International Equity Portfolio of Investments April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (94.6%)
	Canada (5.4%)
	Financials
123,194	Brookfield Corp.	$5,552,622

	Industrials
508,292	Canadian Pacific Kansas City, Ltd.	44,116,825

	Information Technology
11,988	Constellation Software, Inc.	21,788,189
45,161	Shopify, Inc. (Class A)[1]	5,470,352
		27,258,541

	Materials
259,014	Franco-Nevada Corp.	59,633,257
	Total Canada	136,561,245

	Denmark (3.8%)
	Health Care
88,078	Coloplast A/S (Class B)	5,455,123

	Industrials
190,465	DSV A/S	46,561,422
1,450,835	Vestas Wind Systems A/S	44,594,018
		91,155,440
	Total Denmark	96,610,563

	France (10.2%)
	Consumer Discretionary
85,342	LVMH Moet Hennessy Louis Vuitton SE	45,255,656

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	France (continued)
	Health Care
21,378	EssilorLuxottica S.A.	$4,555,631
84,530	Sartorius Stedim Biotech	15,645,915
		20,201,546

	Industrials
551,377	Cie de Saint-Gobain S.A.	50,332,345
134,077	Safran S.A.	42,720,484
166,677	Schneider Electric SE	52,603,037
177,702	Thales S.A.	48,700,270
		194,356,136
	Total France	259,813,338

	Germany (7.7%)
	Financials
126,718	Deutsche Boerse AG	38,892,099

	Health Care
734,718	Fresenius SE & Co. KGaA	35,590,206
967,551	Siemens Healthineers AG2	39,623,073
		75,213,279

	Industrials
16,833	Rheinmetall AG	26,791,139
79,873	Siemens AG	23,707,262
		50,498,401

	Information Technology
186,255	SAP SE	31,867,980
	Total Germany	196,471,759

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Hong Kong (1.1%)
	Financials
2,432,013	AIA Group, Ltd.	$26,783,282
	Total Hong Kong	26,783,282

	India (2.9%)
	Financials
1,415,300	HDFC Bank, Ltd. ADR	35,962,773

	Information Technology
3,095,888	Infosys, Ltd. ADR	38,574,765
	Total India	74,537,538

	Ireland (5.8%)
	Health Care
213,777	ICON, Plc. ADR[1]	25,296,232

	Industrials
641,100	Ryanair Holdings, Plc. ADR	35,036,115

	Materials
438,841	CRH, Plc.	51,967,551
926,675	Smurfit Westrock, Plc.	35,147,146
		87,114,697
	Total Ireland	147,447,044

	Japan (15.2%)
	Communication Services
114,118	Nintendo Co., Ltd.	5,547,552

	Consumer Discretionary
1,368,978	Suzuki Motor Corp.	15,268,670

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Japan (continued)
	Health Care
279,462	Hoya Corp.	$52,282,099

	Industrials
878,700	Recruit Holdings Co., Ltd.	40,990,476

	Information Technology
82,592	Advantest Corp.	15,460,032
247,273	Keyence Corp.	113,180,878
853,365	Nomura Research Institute, Ltd.	22,973,285
887,762	Obic Co., Ltd.	23,417,788
322,345	Tokyo Electron, Ltd.	95,554,079
		270,586,062
	Total Japan	384,674,859

	Jersey, Channel Islands (1.0%)
	Industrials
726,378	Experian, Plc.	26,462,623
	Total Jersey, Channel Islands	26,462,623

	Luxembourg (1.2%)
	Communication Services
68,712	Spotify Technology S.A.[1]	30,683,344
	Total Luxembourg	30,683,344

	Netherlands (10.5%)
	Communication Services
2,048,893	Universal Music Group NV	42,872,307

	Consumer Discretionary
442,506	Prosus NV1	21,375,946

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Netherlands (continued)
	Financials
4,237	Adyen NV1,2	$4,791,354

	Industrials
99,688	Airbus SE	20,654,260

	Information Technology
67,891	ASML Holding NV	97,940,779
1,405,027	STMicroelectronics NV	77,369,801
		175,310,580
	Total Netherlands	265,004,447

	Norway (1.6%)
	Financials
1,353,242	DNB Bank ASA	40,843,113
	Total Norway	40,843,113

	South Korea (3.7%)
	Financials
437,349	KB Financial Group, Inc.	47,643,699

	Information Technology
300,498	Samsung Electronics Co., Ltd.	45,757,558
	Total South Korea	93,401,257

	Spain (1.6%)
	Communication Services
1,196,880	Cellnex Telecom S.A.[2]	40,236,538

	Financials
359,551	Banco de Sabadell S.A.	1,390,765
	Total Spain	41,627,303

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Sweden (3.9%)
	Financials
1,185,215	EQT AB	$38,143,096

	Industrials
743,750	Atlas Copco AB (Class A)	14,353,067
564,892	Sandvik AB	23,641,753
		37,994,820

	Information Technology
1,996,618	Hexagon AB (Class B)	21,580,724
	Total Sweden	97,718,640

	Switzerland (2.7%)
	Consumer Discretionary
80,005	Cie Financiere Richemont S.A. (Class A)	15,247,163

	Health Care
416,686	Alcon AG	31,173,955

	Materials
237,805	Holcim AG1	22,134,579
	Total Switzerland	68,555,697

	Taiwan (6.2%)
	Information Technology
149,414	MediaTek, Inc.	12,723,116
363,999	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	144,165,444
	Total Taiwan	156,888,560

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	United Kingdom (8.8%)
	Consumer Discretionary
319,681	Compass Group, Plc.	$9,030,988

	Energy
1,010,683	Shell, Plc.	45,778,986

	Financials
300,167	London Stock Exchange Group, Plc.	38,860,630

	Industrials
2,002,039	BAE Systems, Plc.	55,555,388
857,677	RELX, Plc.	31,259,949
6,242,313	Rentokil Initial, Plc.	41,826,518
		128,641,855
	Total United Kingdom	222,312,459

	United States (1.3%)
	Financials
61,483	S&P Global, Inc.	26,513,314

	Health Care
4,928	Mettler-Toledo International, Inc.[1]	6,291,134
	Total United States	32,804,448
	Total Common Stock (Cost $1,807,782,215)	2,399,201,519

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)
Shares/ Units		Value
	Preferred Stock (1.4%)
	Germany (1.4%)
	Consumer Discretionary
710,724	Dr Ing hc F Porsche AG (Class Preference)	$34,391,507
	Total Germany	34,391,507
	Total Preferred Stock (Cost $49,892,890)	34,391,507

	Warrants (0.0%)
	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1]	0
	Total Canada	0
	Total Warrants (Cost $0)	0

Total Investments (Cost $1,857,675,105)[3]	96.0%	$2,433,593,026
Cash and Other Assets in Excess of Liabilities	4.0%	102,522,450
Net Assets	100.0%	$2,536,115,476

____________

1       Non-income producing security.

2    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2026 was $84,650,965 or 3.3% of net assets.

3    The aggregate cost for federal income tax purposes is $1,857,675,105, the aggregate gross unrealized appreciation is $732,266,578 and the aggregate gross unrealized depreciation is $156,348,657, resulting in net unrealized appreciation of $575,917,921.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Common Stock:
Canada	$136,561,245	$—	$—	$136,561,245
Denmark	—	96,610,563	—	96,610,563
France	—	259,813,338	—	259,813,338
Germany	—	196,471,759	—	196,471,759
Hong Kong	—	26,783,282	—	26,783,282
India	74,537,538	—	—	74,537,538
Ireland	112,299,898	35,147,146	—	147,447,044
Japan	—	384,674,859	—	384,674,859
Jersey, Channel Islands	—	26,462,623	—	26,462,623
Luxembourg	30,683,344	—	—	30,683,344
Netherlands	—	265,004,447	—	265,004,447
Norway	—	40,843,113	—	40,843,113
South Korea	—	93,401,257	—	93,401,257
Spain	—	41,627,303	—	41,627,303
Sweden	—	97,718,640	—	97,718,640
Switzerland	—	68,555,697	—	68,555,697
Taiwan	144,165,444	12,723,116	—	156,888,560
United Kingdom	9,030,988	213,281,471	—	222,312,459
United States	32,804,448	—	—	32,804,448
Preferred Stock:
Germany	—	34,391,507	—	34,391,507
Warrants:
Canada	—	—	0	0
Total Investments, at value	$540,082,905	$1,893,510,121	$0	$2,433,593,026
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Partner Fund - International Equity Statement of Assets and Liabilities April 30, 2026 (unaudited)
Assets:
Investments in securities, at value (Cost $1,857,675,105)	$2,433,593,026
Cash	87,759,839
Foreign currency at value (Cost $2,935,009)	2,935,133
Receivables for:
Dividends	7,955,303
Investments sold	7,951,743
Shares sold	1,181,800
Prepaid expenses	18,296
Total Assets	2,541,395,140

Liabilities:
Payables for:
Shares redeemed	2,446,727
Investments purchased	1,402,115
Investment advisory fees	1,178,451
Administrative fees	62,024
Custody and fund accounting fees	108,792
Professional fees	66,198
Board of Trustees' fees	4,491
Transfer agent fees	1,176
Accrued expenses and other liabilities	9,690
Total Liabilities	5,279,664
Net Assets	$2,536,115,476

Net Assets Consist of:
Paid-in capital	$1,791,086,359
Retained earnings	745,029,117
Net Assets	$2,536,115,476

Net Asset Value and Offering Price per Share
Class I Shares
($2,536,115,476 ÷ 118,215,264 shares outstanding)	$21.45

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Partner Fund - International Equity Statement of Operations For the six months ended April 30, 2026 (unaudited)
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $1,644,581)	$16,171,728
Interest income on cash balances	1,183,752
Other income	1,143
Total Income	17,356,623

Expenses:
Investment advisory fees	7,279,960
Administrative fees	250,711
Custody and fund accounting fees	239,728
Board of Trustees' fees	58,185
Professional fees	41,060
Transfer agent fees	25,375
Miscellaneous expenses	42,600
Total Expenses	7,937,619
Net Investment Income	9,419,004

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	176,178,379
Net realized loss on foreign exchange translations	(584,378)
Net realized gain on investments in securities and foreign exchange translations	175,594,001
Net change in unrealized appreciation/(depreciation) on investments in securities	(55,908,283)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	238,611
Net change in unrealized appreciation/(depreciation) on investments in securities, foreign currency translations	(55,669,672)
Net Realized and Unrealized Gain	119,924,329
Net Increase in Net Assets Resulting from Operations	$129,343,333

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Partner Fund - International Equity Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$9,419,004	$28,996,920
Net realized gain on investments in securities and foreign exchange translations	175,594,001	240,067,943
Net change in unrealized appreciation/(depreciation) on investments in securities, foreign currency transactions and translations	(55,669,672)	235,956,900
Net increase in net assets resulting from operations	129,343,333	505,021,763

Dividends and distributions declared:
Class I	(43,454,093)	(20,331,677)

Share transactions:
Proceeds from sales of shares	127,809,616	228,947,730
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	973,998	530,285
Proceeds from short-term redemption fees	13	—
Cost of shares redeemed[1]	(242,214,020)	(333,865,185)
Net decrease in net assets resulting from share transactions	(113,430,393)	(104,387,170)
Total increase/(decrease) in net assets	(27,541,153)	380,302,916

Net Assets:
Beginning of period/year	2,563,656,629	2,183,353,713
End of period/year	$2,536,115,476	$2,563,656,629

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Partner Fund - International Equity Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$20.73	$16.92	$13.28	$12.68	$21.10	$17.73
Income from investment operations:
Net investment income[1]	0.08	0.23	0.16	0.12	0.07	0.14
Net realized and unrealized gain/(loss)	0.99	3.74	3.62	0.55	(6.14)	3.79
Total income/(loss) from investment operations	1.07	3.97	3.78	0.67	(6.07)	3.93
Dividends and distributions to shareholders:
From net investment income	(0.23)	(0.16)	(0.14)	(0.07)	(0.13)	(0.04)
From net realized gains	(0.12)	—	—	—	(2.22)	(0.52)
Total dividends and distributions to shareholders	(0.35)	(0.16)	(0.14)	(0.07)	(2.35)	(0.56)
Short-term redemption fees[1]	0.00 [2]	—	—	—	—	—
Net asset value, end of period/year	$21.45	$20.73	$16.92	$13.28	$12.68	$21.10
Total return[3]	5.27%[4]	23.66%	28.56%	5.24%	(31.91)%	22.38%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,536	$2,564	$2,183	$1,857	$2,050	$2,718
Ratio of expenses to average net assets	0.63%[5]	0.63%	0.63%	0.64%	0.68%	0.68%
Ratio of net investment income to average net assets	0.75%[5]	1.22%	0.99%	0.85%	0.45%	0.65%
Portfolio turnover rate	25%[4]	62%	54%	65%	52%	86%

____________

1       Calculated using average shares outstanding for the period/year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4    Not annualized.

5    Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Partner Fund - International Equity Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. Under normal circumstances, at least 80% of the net assets of the Fund at the time of purchase, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices

© Brown Brothers Harriman	20

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

D.  Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2026, the Fund had no open contracts.

E.   Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, resulting from changes in the exchange rate.

F.   Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with

© Brown Brothers Harriman	22

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G.  Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $43,454,093 to Class I shareholders during the six months ended April 30, 2026. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$20,331,677	$—	$20,331,677	$—	$20,331,677
2024:	18,885,138	—	18,885,138	—	18,885,138

© Brown Brothers Harriman	24

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$28,843,282	$14,595,889	$—	$(16,146,562)	$631,847,268	$659,139,877
2024:	20,323,342	—	(233,040,893)	(7,837,720)	395,890,368	175,335,097

The Fund did not have a net capital loss carryforward as of October 31, 2025.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory Fees. For investment advisory services, the Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.57% per annum for the first $3 billion of the Fund’s average daily net assets and 0.52% per annum for amounts over $3 billion. This fee compensates the Investment Adviser for its services and its expenses. Prior to January 1, 2026, the Investment Adviser was entitled to a combined investment advisory and administration fee of $2,516,447, computed daily and payable monthly, equal to 0.60% per annum on the first $3 billion of the Fund’s average daily net assets and 0.55% per annum on amounts over $3 billion. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-Advisers, currently Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management (together the “Sub-Advisers”). The Sub-Advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-Advisers and evaluates their performance results. The Investment Adviser pays each Sub-Adviser from its investment advisory and administrative fee an amount that in the aggregate equals the Fund’s investment advisory and administration fee based upon the percentage of net assets that each Sub-Adviser manages. For the six months ended April 30, 2026, the Fund incurred $7,279,960 in investment advisory fees and $250,711 in administrative fees, as included in the Statement of Operations.

© Brown Brothers Harriman	26

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

B.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $239,728 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2026 was $12,908. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2026 was $1,183,752. This amount is included in “Interest income on cash balances” in the Statement of Operations.

C.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $58,185 in Independent Trustee compensation and expense reimbursements.

D.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $606,256,470 and $818,300,608, respectively.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	6,109,370	$127,809,616	12,518,552	$228,947,730
Shares issued in connection with reinvestments of dividends	47,910	973,998	31,083	530,285
Proceeds from short-term redemption fees	N/A	13	N/A	—
Shares redeemed	(11,633,401)	(242,214,020)	(17,884,170)	(333,865,185)
Net decrease	(5,476,121)	$(113,430,393)	(5,334,535)	$(104,387,170)

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also

© Brown Brothers Harriman	28

BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2026 (unaudited)

increases the Fund’s volatility and may lead to greater losses (limited portfolio holdings risk). There are certain risks associated with non-U.S. securities, including, but not limited to, recovery of tax withheld by foreign jurisdictions (Non-U.S. investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Partner Fund - International Equity Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 20, 2025 and December 10, 2025, to consider whether to approve an amended and restated Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain funds in the Trust, including the Fund. The Investment Adviser previously provided advisory and administrative services to the Trust under a combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Combined Agreement”). The Trust entered into a new Administrative Services Agreement with the Investment Adviser as of January 1, 2026, under which the Investment Adviser would provide the same administrative services as it had under the Combined Agreement at the same fee, when combined with the Advisory Agreement fees, as it had under the Combined Agreement. BBH launched a new subsidiary registered investment adviser, Brown Brothers Harriman Credit Partners, LLC on December 31, 2025 which became investment manager to certain other Funds on January 1, 2026. At these meetings the Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group”) as well as the Investment Adviser and Trinity Street Asset Management , LLP. (“Trinity Street Asset Management” or together with Select Equity Group the “Sub-Advisers”). At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement and the renewal of the Sub-Advisory Agreements with respect to the Fund for a one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the approval of the Advisory Agreement and continuation of the Sub-Advisory Agreements.

Both in the meetings specifically held to address the continuance investment advisory services and the approval of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Advisers and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Advisers and

© Brown Brothers Harriman	30

BBH Partner Fund - International Equity Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the approval of the Advisory Agreements and the continuation of the Sub-Advisory Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the approval of the Advisory Agreement and the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-Advisers were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to the supervision of the Investment

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

BBH Partner Fund - International Equity Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 10, 2025, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-Advisers. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection

© Brown Brothers Harriman	32

BBH Partner Fund - International Equity Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category.

The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2025. The Board noted the Fund had above average performance for the 1-, 2-, 3- and 10-year periods, average performance for the 4-year period, and below average performance for 5-year period. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the Fund’s investment strategy, the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board concluded that the advisory fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to each of the Sub-Advisers for their services to the Fund. The compensation paid to the Sub-Advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Advisers. The Board reviewed profitability data for the Fund using data from October 1, 2024 through September 30, 2025 for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting and

Financial Statements April 30, 2026 © Brown Brothers Harriman	33

BBH Partner Fund - International Equity Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

administration fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the allocation methods used in preparing the profitability data.

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor each of the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administer, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information they had provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Advisers, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to the realized by the Investment Adviser.

© Brown Brothers Harriman	34

BBH Partner Fund - International Equity Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Advisers

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements April 30, 2026 © Brown Brothers Harriman	35

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management

© Brown Brothers Harriman	36

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2026 (unaudited)

services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, and. subject to applicable law and regulation, BBH&Co., and the SID may (but is not required to) effect purchases and sales between BBH&Co., and the SID clients (“cross trades”), including the Funds, if BBH&Co., the SID or a Fund’s Sub-adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. Similarly, under certain circumstances, and subject to applicable law and regulations, BBH Credit Partners may (but is not required to) effect cross trades between its clients, including the Funds, if it believes such transactions are appropriate based on each party’s investment objectives and guidelines There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Advisers’ decisions to engage in these transactions for the Funds. BBH&Co., the Advisers and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Financial Statements April 30, 2026 © Brown Brothers Harriman	37

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2026 (unaudited)

Soft Dollars. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the SID’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the SID, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself. BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

© Brown Brothers Harriman	38

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2026 (unaudited)

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

Financial Statements April 30, 2026 © Brown Brothers Harriman	39

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2026 (unaudited)

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

© Brown Brothers Harriman	40

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH Limited Duration Fund

BBH Limited Duration Fund Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Limited Duration Fund Portfolio Allocation April 30, 2026 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$2,359,477,090	22.4%
Commercial Mortgage Backed Securities	385,275,611	3.7
Corporate Bonds	5,834,285,171	55.5
Loan Participations and Assignments	674,310,058	6.4
Municipal Bonds	31,047,135	0.3
Residential Mortgage Backed Securities	4,555,430	0.0
U.S. Government Agency Obligations	153,778,519	1.5
U.S. Treasury Bills	1,071,085,344	10.2
U.S. Treasury Bonds and Notes	23,865,427	0.2
Liabilities in Excess of Cash and Other Assets	(24,336,633)	(0.2)
Net Assets	$10,513,343,152	100.0%

All data as of April 30, 2026. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Limited Duration Fund Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (22.4%)
	Automobile ABS (6.7%)
$19,550,000	AmeriCredit Automobile Receivables Trust 2025-1[1]	05/20/30	4.120%	$19,495,338
13,000,000	AmeriCredit Automobile Receivables Trust 2026-1[1]	04/18/29	4.030	12,995,512
1,652,799	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	1,660,731
10,559,500	ARI Fleet Lease Trust 2025-B1	03/15/34	4.590	10,591,485
4,451,765	AutoNation Finance Trust 2025-1A1	04/10/28	4.720	4,456,400
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,016,769
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,659,655
11,865,394	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	11,891,062
21,040,000	Carmax Auto Owner Trust 2025-4	12/16/30	3.970	20,914,501
18,380,923	Carmax Select Receivables Trust 2025-B	03/15/29	4.190	18,390,187
2,417,956	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	2,419,421
2,481,629	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	2,499,029
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,550,911
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,505,105
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,711,265
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,269,619
20,650,000	Drive Auto Receivables Trust 2025-2	09/15/32	4.140	20,649,366

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Automobile ABS (continued)
$12,311	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760%	$12,323
3,260,620	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	3,289,061
15,262,612	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510	15,302,618
9,204,156	Enterprise Fleet Financing LLC 2025-3[1]	04/20/28	4.500	9,229,080
6,432,764	Exeter Automobile Receivables Trust 2025-1A	08/15/28	4.670	6,438,385
10,230,000	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,271,221
13,560,000	Exeter Automobile Receivables Trust 2025-3A	07/16/29	4.780	13,608,760
17,825,342	Exeter Automobile Receivables Trust 2025-5A	06/15/28	4.380	17,840,852
14,500,000	Exeter Automobile Receivables Trust 2026-1A	03/15/30	4.030	14,457,025
13,720,000	Exeter Automobile Receivables Trust 2026-2A	11/15/28	4.310	13,728,771
25,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	25,949,676
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,607,410
20,530,000	Ford Credit Floorplan Master Owner Trust A 2025-1	04/15/30	4.630	20,678,664
1,710,064	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	1,713,501

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Automobile ABS (continued)
$20,340,000	GLS Auto Select Receivables Issuer Trust 2026-2A1	06/15/32	4.460%	$20,354,216
6,406,490	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	6,428,207
12,283,939	GLS Auto Select Receivables Trust 2025-3A1	10/15/30	4.460	12,289,569
4,057,405	GM Financial Consumer Automobile Receivables Trust 2025-2	02/16/28	4.400	4,061,901
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,281,364
28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640	28,181,241
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,319,290
15,280,053	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	15,295,178
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,720,140
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,570,064
33,840,000	NextGear Floorplan Master Owner Trust 2025-2A1	10/15/30	4.230	33,701,269
2,160,312	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	2,172,405
26,350,000	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	26,437,561
14,240,000	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	14,312,801

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Automobile ABS (continued)
$7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640%	$7,107,005
24,250,000	Westlake Automobile Receivables Trust 2026-1A1	05/15/31	4.200	24,147,156
3,578,941	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	3,593,423
3,478,068	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	3,504,056
29,984,650	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	30,116,694
				706,397,243
	Credit Card ABS (0.4%)
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,368,380
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,299,859
				43,668,239
	Other ABS (15.3%)
15,160,000	AGL CLO 13, Ltd. 2021-13A (3-Month CME Term SOFR + 1.100%) (Cayman Islands)[1,2]	10/20/34	4.775	15,154,051
4,792,137	AIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213	4,713,909
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,574,164
1,259,684	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	1,266,322
7,846,774	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	7,905,754

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$11,486,445	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190%	$11,590,247
9,676,692	Amur Equipment Finance Receivables XV LLC 2025-1A1	09/22/31	4.700	9,733,543
24,150,000	Bain Capital Credit CLO, Ltd. 2021-2A (3-Month CME Term SOFR + 0.970%) (Cayman Islands)[1,2]	07/16/34	4.650	24,113,046
6,435,944	Barings Equipment Finance LLC 2025-A1	10/13/28	4.640	6,459,143
23,921,838	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.000	24,011,349
2,517,816	BHG Securitization Trust 2023-B1	12/17/36	6.920	2,610,318
2,950,780	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	2,994,880
18,031,267	BHG Securitization Trust 2025-2CON[1]	09/17/36	4.840	18,029,399
19,240,000	BHG Securitization Trust 2026-1CON[1]	06/17/36	4.810	19,211,275
12,016,113	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	5.524	12,020,175
4,565,120	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	4,510,780
13,820,297	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.041	13,813,504
10,617,217	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,604,222

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$30,000,000	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	4.765%	$29,989,863
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.033	32,575,697
9,677,610	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,708,705
1,818,027	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	1,834,300
11,631,247	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	11,707,606
15,591,912	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	15,639,105
25,780,000	CCG Receivables Trust 2025-2[1]	08/15/34	4.140	25,772,562
22,424,820	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	18,665,559
1,518,695	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	1,521,969
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	5.373	11,103,480
4,944,601	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	4,955,027
1,563,908	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	1,411,427
7,508,664	FCI Funding LLC 2024-1A1	08/15/36	5.440	7,508,790
23,800,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	23,668,976
3,988,702	FNA LLC 2019-1*,1,2,3	12/10/31	3.000	3,988,702
17,000,000	GCRED BSL CLO 1 2025-BSL1A (3-Month CME Term SOFR + 1.050%)[1,2]	01/20/34	4.714	17,005,867

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$11,106,427	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170%	$10,638,454
11,809,883	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	11,310,456
35,818,610	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	32,684,245
7,962,452	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	8,019,593
35,215,000	Lendmark Funding Trust 2025-1A1	09/20/34	4.940	35,373,263
42,930,000	Lendmark Funding Trust 2025-3A1	05/21/35	4.510	42,539,049
38,520,000	Madison Park Funding LXIII, Ltd. 2023-63A (3-Month CME Term SOFR + 1.400%) (Cayman Islands)[1,2]	07/21/38	5.072	38,576,963
50,000,000	Madison Park Funding XLIX, Ltd. 2021-49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	4.725	49,900,195
17,250,000	Magnetite XXXI, Ltd. 2021-31A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	4.673	17,227,708
14,700,000	Mariner Finance Issuance Trust 2025-AA1	05/20/38	4.980	14,782,746
16,140,000	Mariner Finance Issuance Trust 2025-BA1	11/22/38	4.590	16,061,327
26,855,721	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	25,855,988
11,780,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.670%)[1,2]	08/20/37	5.326	11,784,395

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$21,720,000	Monroe Capital MML CLO XV LLC 2023-1A (3-Month CME Term SOFR + 1.270%)[1,2]	09/23/35	4.936%	$21,684,681
52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/36	4.635	51,911,543
13,580,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	4.910	13,589,353
1,060,527	NMEF Funding LLC 2023-A1	06/17/30	6.570	1,063,121
6,633,616	NMEF Funding LLC 2025-A1	07/15/32	4.720	6,651,312
17,875,159	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.017	17,857,792
33,880,000	Octagon 57, Ltd. 2021-1A (3-Month CME Term SOFR + 1.070%) (Cayman Islands)[1,2]	10/15/34	4.743	33,837,650
48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	4.763	48,080,717
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	32,044,233
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,412,087

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270%	$19,752,754
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,907,336
3,377,269	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	3,376,811
1,009,788	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	1,010,817
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,609,892
25,010,000	Onemain Financial Issuance Trust 2025-1A1	07/14/38	4.820	25,006,424
12,951,940	Oportun Issuance Trust 2021-C1	10/08/31	2.180	12,783,688
33,240,000	Oportun Issuance Trust 2025-B1	05/09/33	4.880	33,282,132
48,380,000	Oportun Issuance Trust 2025-C1	07/08/33	4.490	48,231,943
31,980,000	Oportun Issuance Trust 2025-D1	02/08/33	4.530	31,853,903
11,167,370	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	10,840,084
13,240,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	13,226,628
14,230,000	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,2]	01/15/34	4.660	14,229,381
32,740,000	Palmer Square Loan Funding, Ltd. 2026-1A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2,4]	07/15/34	0.000	32,740,000
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.290	14,104,969
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850%	$12,812,311
23,860,000	PFS Financing Corp. 2025-D1	05/15/30	4.470	23,911,962
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	30,925,086
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,197,464
36,780,000	Republic Finance Issuance Trust 2025-A1	11/20/34	4.590	36,549,551
30,230,000	Republic Finance Issuance Trust 2026-A1	06/20/39	4.820	30,162,877
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	23,206,509
13,300,000	SCF Equipment Leasing LLC 2025-2A1	12/22/31	4.260	13,315,381
56,420,000	Stack Infrastructure Issuer LLC 2026-1A1	03/27/56	5.000	54,465,515
44,390,000	T-Mobile US Trust 2026-1A1	10/21/30	4.250	44,235,705
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,679,287
11,196,428	Woodmont LP 2025-14A (3-Month CME Term SOFR + 1.250%) (Cayman Islands)[1,2]	01/20/34	4.925	11,178,749
28,590,000	Zayo Issuer LLC 2026-1A1	04/20/56	5.546	28,553,862
				1,609,411,608
	Total Asset Backed Securities (Cost $2,365,425,588)			2,359,477,090

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (3.7%)
$31,250,000	Atrium Hotel Portfolio Trust 2025-ATRM (1-Month CME Term SOFR + 1.650%)[1,2]	08/15/42	5.305%	$31,298,372
20,984,034	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	19,934,622
8,826,685	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	5.347	8,834,960
20,681,768	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.197	20,701,157
25,830,000	BX Commercial Mortgage Trust 2026-CSMO (1-Month CME Term SOFR + 1.400%)[1,2]	02/15/43	5.055	25,846,144
29,240,000	BX Commercial Mortgage Trust 2026-LP3 (1-Month CME Term SOFR + 1.380%)[1,2]	04/15/43	5.030	29,303,963
17,759,894	BX Trust 2025-LUNR (1-Month CME Term SOFR + 1.500%)[1,2]	06/15/40	5.155	17,793,174
27,631,003	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	4.799	27,596,440
1,019,438	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	4.932	1,018,896
7,158,516	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.414%)[1,2]	05/15/38	5.082	7,150,118
22,375,438	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	6.669	18,365,956
18,875,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.257	18,833,369

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$11,715,000	Commercial Mortgage Pass Through Certificate[1,3]	07/12/28	6.891%	$12,051,409
25,310,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,2]	11/15/42	5.005	25,325,819
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.155	20,885,000
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	4.950	22,805,671
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.057	16,034,988
14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.147	14,893,234
29,100,000	SHRN Trust 2025-MF18 (1-Month CME Term SOFR + 1.200%)[1,2]	10/15/40	4.855	29,063,660
17,494,889	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	6.444	17,538,659
	Total Commercial Mortgage Backed Securities (Cost $390,174,687)			385,275,611

	Corporate Bonds (55.5%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,182,448

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Agriculture (0.3%)
$27,545,000	Bunge, Ltd. Finance Corp.	04/21/27	4.900%	$27,723,431
2,420,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	2,211,728
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,026,183
				31,961,342
	Airlines (0.1%)
5,879,167	Delta Air Lines, Inc./SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	5,883,811

	Auto Manufacturers (6.8%)
55,000	American Honda Finance Corp.	10/22/27	4.450	54,958
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,552,739
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,366,121
20,480,000	BMW US Capital LLC[1]	08/11/27	4.150	20,428,283
42,490,000	BMW US Capital LLC[1]	03/17/28	4.300	42,460,350
76,889,000	Ford Motor Credit Co. LLC	11/05/26	5.125	77,087,002
10,370,000	General Motors Co.	04/15/28	5.350	10,513,586
2,000,000	General Motors Financial Co., Inc.	06/10/26	1.500	1,993,788
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,860,710
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,822,133
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,647,099
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	18,996,826
44,615,000	Hyundai Capital America[1]	06/23/27	4.875	44,789,432
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	20,977,434
2,100,000	Hyundai Capital America[1]	01/16/29	6.500	2,193,331
20,170,000	Hyundai Capital America[1]	04/06/29	4.750	20,200,986
37,185,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	37,237,717
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,527,826
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	57,953,364

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$47,800,000	Mercedes-Benz Finance North America LLC[1]	03/10/28	4.125%	$47,563,007
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,119,126
2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050	2,083,433
32,165,000	Toyota Motor Credit Corp.	05/14/27	4.500	32,309,221
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	33,737,237
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,853,300
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	46,505,309
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	18,951,759
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,651,840
				712,437,917
	Banks (11.9%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,141,289
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,156,018
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,907,086
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,011,106
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	20,053,639
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,670,068
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,508,048
80,625,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	81,195,980
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	19,965,273

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$53,295,000	Citibank NA	05/29/27	4.576%	$53,573,957
45,795,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	45,874,673
2,100,000	Citigroup, Inc. (SOFR + 1.887%)[2]	05/24/28	4.658	2,105,224
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,942,903
25,252,000	Fifth Third Financial Corp. (SOFR + 2.155%)[2]	01/30/30	5.982	26,041,034
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,896,818
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,431,888
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	25,738,445
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,392,195
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,914,146
2,110,000	JPMorgan Chase & Co. (SOFR + 1.190%)[2]	01/23/28	5.040	2,119,786
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,684,935
18,760,000	Keybank National Association	11/15/27	5.850	19,118,834
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,651,165
2,100,000	M&T Bank Corp. (SOFR + 2.260%)[2]	03/13/32	6.082	2,200,819
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,641,474
26,755,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	27,003,654

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$47,310,000	Morgan Stanley Private Bank NA (SOFR + 0.780%)[2]	11/17/28	4.204%	$47,152,198
2,215,000	National Securities Clearing Corp.[1]	05/20/27	4.350	2,224,697
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	4.965	34,043,689
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,148,323
37,695,000	NatWest Markets, Plc. (United Kingdom)[1]	03/27/29	4.654	37,806,527
45,895,000	PNC Bank NA (SOFR + 0.630%)[2]	05/13/27	4.543	45,899,433
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	25,608,635
2,200,000	PNC Financial Services Group, Inc. (SOFR + 1.850%)[2]	06/06/33	4.626	2,140,499
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	24,940,655
64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715	64,643,759
12,379,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	12,764,590
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	29,285,530
37,275,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	06/02/28	4.375	37,342,127
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,158,887
47,860,000	State Street Corp.	02/28/28	4.536	48,150,282
2,125,000	State Street Corp. (SOFR + 1.018%)[2]	02/20/29	4.530	2,133,274
33,741,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	34,505,239

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,200,000	Synchrony Bank	08/23/27	5.625%	$2,219,147
72,735,000	Truist Bank (SOFR + 0.590%)[2]	05/20/27	4.671	72,725,463
2,200,000	Truist Bank (SOFR + 0.911%)[2]	10/23/29	4.136	2,180,908
26,490,000	UBS AG (SOFR + 0.810%) (Switzerland)[2]	03/16/29	4.302	26,463,359
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	42,311,321
1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,960,088
20,635,000	US Bank NA (SOFR + 0.910%)[2]	05/15/28	4.730	20,707,899
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,910,372
32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	32,406,625
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,180,864
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	31,191,267
				1,248,146,114
	Beverages (0.0%)
2,200,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	2,211,549
2,105,000	PepsiCo, Inc.	07/17/29	4.500	2,122,999
				4,334,548
	Biotechnology (0.0%)
2,200,000	CSL Finance, Plc. (United Kingdom)[1]	04/27/32	4.250	2,130,269
1,910,000	Illumina, Inc.	12/13/27	5.750	1,943,994
				4,074,263
	Building Materials (0.3%)
29,770,000	Amrize Finance US LLC	04/07/27	4.600	29,854,960
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Commercial Services (0.1%)
$12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250%	$11,916,971

	Computers (0.0%)
2,200,000	Accenture Capital, Inc.	10/04/34	4.500	2,119,546
2,460,000	Apple, Inc.	08/05/28	1.400	2,327,246
				4,446,792
	Cosmetics/Personal Care (0.2%)
2,100,000	Kenvue, Inc.	03/22/30	5.000	2,141,608
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,608,236
				21,749,844
	Diversified Financial Services (2.0%)
46,858,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/29/26	2.450	46,477,291
2,175,000	American Express Co. (SOFR + 1.000%)[2]	02/16/28	5.098	2,187,844
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,170,917
2,300,000	Apollo Global Management, Inc.	08/12/35	5.150	2,238,833
2,220,000	Atlas Warehouse Lending Co. LP1	11/15/30	4.950	2,182,969
12,080,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	12,233,037
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,417,085
2,100,000	Enact Holdings, Inc.	05/28/29	6.250	2,169,646
43,835,000	Equitable America Global Funding[1]	06/09/28	4.650	43,867,389
2,200,000	Stellantis Financial Services US Corp.[1]	09/15/28	4.950	2,192,232
49,595,000	Western Union Co.	06/15/29	4.750	49,266,992
				209,404,235

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (0.7%)
$1,920,000	Atlantic City Electric Co.	03/15/31	2.300%	$1,729,016
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,739,789
21,932,382	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	21,133,549
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,016,564
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,911,763
10,240,000	FirstEnergy Pennsylvania Electric Co.[1]	03/15/28	4.150	10,197,075
2,100,000	Florida Power & Light Co.	04/01/33	5.100	2,143,137
2,130,000	Pacific Gas & Electric Co.	05/15/29	5.550	2,178,121
1,940,000	PacifiCorp	02/15/34	5.450	1,963,403
2,100,000	Public Service Co of Colorado	05/15/34	5.350	2,135,467
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,188,361
2,100,000	Southern California Edison Co.	03/15/30	5.250	2,133,482
				68,469,727
	Electronics (0.0%)
2,200,000	Honeywell International, Inc.	03/01/27	1.100	2,148,213

	Energy-Alternate Sources (0.2%)
22,605,000	XPLR Infrastructure LP1	06/15/26	2.500	22,491,975

	Food (1.6%)
15,535,000	General Mills, Inc.	10/17/28	5.500	15,891,750
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,674,948
78,823,000	Mars, Inc.[1]	03/01/27	4.450	79,102,341
2,120,000	Mars, Inc.[1]	03/01/32	5.000	2,150,639
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,462,445
39,970,000	Nestle Capital Corp.[1]	03/18/31	4.200	39,613,782
2,200,000	Nestle Holdings, Inc.[1]	03/14/28	5.000	2,234,948
				173,130,853

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Gas (0.2%)
$1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632%	$1,939,774
18,599,000	Southern California Gas Co.	04/15/27	2.950	18,422,451
				20,362,225
	Healthcare-Products (1.5%)
57,515,000	Augusta SpinCo Corp.	09/23/27	4.321	57,421,106
970,000	Baxter International, Inc.	02/01/27	1.915	950,674
74,315,000	Medline Borrower LP1	04/01/29	3.875	72,201,660
24,315,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	24,314,930
				154,888,370
	Healthcare-Services (1.6%)
1,925,000	Adventist Health System	03/01/29	2.952	1,834,292
13,340,000	Ascension Health	11/15/28	4.078	13,281,093
2,200,000	Ascension Health	11/15/30	4.294	2,176,156
56,710,000	Centene Corp.	02/15/30	3.375	52,697,099
2,125,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/34	5.450	2,126,041
2,100,000	Icon Investments Six DAC (Ireland)	05/08/29	5.849	2,139,900
12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	12,053,902
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,256,129
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,344,382
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	18,088,992
7,490,000	Roche Holdings, Inc.[1]	12/02/30	4.075	7,390,890
2,000,000	Roche Holdings, Inc.[1]	11/13/33	5.593	2,111,794
2,355,000	UnitedHealth Group, Inc.	05/15/26	1.150	2,352,382
				170,853,052

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (11.5%)
$26,415,000	American Coastal Insurance Corp.	12/15/27	6.250%	$26,349,781
22,375,000	American National Global Funding[1]	01/28/30	5.550	22,704,893
33,015,000	American National Global Funding[1]	06/03/30	5.250	33,048,422
33,170,000	American National Global Funding[1]	01/23/31	4.875	32,629,039
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,130,203
22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	4.605	21,995,444
47,995,000	Athene Global Funding[1]	01/09/29	5.583	48,653,715
2,120,000	Athene Global Funding[1]	01/07/30	5.380	2,129,882
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,935,133
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,934,482
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,403,722
2,130,000	Corebridge Global Funding[1]	08/20/27	4.650	2,133,044
26,910,000	Corebridge Global Funding[1]	09/19/28	5.900	27,717,123
15,280,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	15,364,738
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,915,765
25,964,000	F&G Global Funding[1]	04/11/27	2.300	25,398,079
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,458,995
17,735,000	F&G Global Funding[1]	09/08/28	4.650	17,507,878
31,655,000	F&G Global Funding[1]	01/09/29	4.500	31,038,288
2,200,000	GA Global Funding Trust[1]	09/23/27	4.400	2,187,776
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,438,900
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	41,268,686
24,485,000	Guardian Life Global Funding[1]	04/28/30	4.798	24,707,395

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$23,835,000	Guardian Life Global Funding[1]	12/11/30	4.402%	$23,665,035
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,080,314
2,100,000	Lincoln Financial Global Funding[1]	01/13/30	5.300	2,129,744
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,942,409
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	44,325,115
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	23,978,475
22,050,000	Metropolitan Life Global Funding I1	04/13/28	4.250	22,022,086
28,050,000	Mutual of Omaha Cos Global Funding[1]	04/09/27	5.350	28,353,598
54,060,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	53,959,858
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	18,916,417
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,246,320
2,100,000	New York Life Global Funding[1]	06/13/28	4.900	2,123,819
22,295,000	New York Life Global Funding[1]	04/20/29	4.200	22,190,130
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,307,052
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	25,096,915
37,640,000	Northwestern Mutual Global Funding[1]	03/30/29	4.400	37,696,128
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,863,334
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,289,234
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,719,769

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$12,560,000	Principal Life Global Funding II1	01/16/27	5.000%	$12,627,324
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	1,990,801
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,513,167
28,265,000	Protective Life Global Funding[1]	06/05/30	4.803	28,310,822
42,940,000	Protective Life Global Funding[1]	04/14/31	4.827	42,882,901
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,687,475
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,164,423
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,161,216
32,080,000	RGA Global Funding[1]	11/25/30	4.600	31,845,284
27,515,000	SiriusPoint, Ltd.	04/05/29	7.000	28,826,394
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,171,470
46,898,000	Western-Southern Global Funding[1]	07/16/28	4.500	46,851,999
11,106,000	Western-Southern Global Funding[1]	05/01/30	4.900	11,164,566
2,200,000	Willis North America, Inc.	06/15/27	4.650	2,205,191
				1,212,360,168
	Internet (1.4%)
48,115,000	Alphabet, Inc.	02/15/29	3.700	47,568,802
2,200,000	Alphabet, Inc.	11/15/30	4.100	2,181,270
68,025,000	Amazon.com, Inc.	03/13/29	4.000	67,542,729
2,200,000	Amazon.com, Inc.	11/20/30	4.100	2,169,707
2,100,000	AppLovin Corp.	12/01/29	5.125	2,116,764
26,465,000	Meta Platforms, Inc.	11/15/30	4.200	26,155,665
2,200,000	Meta Platforms, Inc.	11/15/32	4.600	2,173,548
				149,908,485

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (5.1%)
$30,435,000	Ares Capital Corp.	07/15/26	2.150%	$30,281,752
2,045,000	Ares Capital Corp.	01/15/27	7.000	2,071,886
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	15,819,803
2,200,000	Blackstone Private Credit Fund	03/15/27	3.250	2,164,052
25,975,000	Blackstone Private Credit Fund	09/26/27	4.950	25,780,081
10,211,000	Blackstone Secured Lending Fund	02/15/27	2.125	9,969,085
37,115,000	Blue Owl Capital Corp.	07/15/26	3.400	36,962,504
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,819,735
26,605,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	25,616,164
30,835,000	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	29,215,556
33,538,000	Golub Capital BDC, Inc.	08/24/26	2.500	33,234,074
41,130,000	HA Sustainable Infrastructure Capital, Inc.	01/15/31	6.150	42,342,426
48,540,000	HAT Holdings I LLC/HAT Holdings II LLC[1]	06/15/26	3.375	48,439,460
46,053,000	HPS Corporate Lending Fund[1]	04/02/29	5.150	45,092,656
74,189,000	Main Street Capital Corp.	07/14/26	3.000	73,877,158
13,000,000	Main Street Capital Corp.	08/15/28	5.400	12,947,802
7,835,000	Main Street Capital Corp.	03/01/29	6.950	8,075,597
35,359,000	North Haven Private Income Fund LLC	02/01/30	5.750	34,546,854
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$10,878,000	PennantPark Investment Corp.	05/01/26	4.500%	$10,878,000
30,205,000	PennantPark Investment Corp.	11/01/26	4.000	29,861,174
				534,995,819
	Machinery-Constraction & Mining (0.1%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,261,453
2,040,000	Komatsu Finance America, Inc.[1]	10/06/27	5.649	2,072,908
				11,334,361
	Machinery-Diversified (1.3%)
24,855,000	AGCO Corp.	03/21/27	5.450	25,033,370
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,165,258
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,536,605
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,435,277
44,670,000	John Deere Capital Corp. (SOFR + 0.500%)[2]	03/06/28	4.158	44,757,833
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,974,817
				137,903,160
	Oil & Gas (0.4%)
26,796,000	Continental Resources, Inc.[1]	11/15/26	2.268	26,495,826
2,500,000	Shell Finance US, Inc.	11/07/29	2.375	2,345,333
13,932,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	13,890,152
				42,731,311
	Packaging & Containers (0.4%)
37,691,000	Amcor Flexibles North America, Inc.	03/17/28	4.800	37,912,447

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Pharmaceuticals (2.5%)
$46,200,000	Eli Lilly & Co.	08/14/27	4.150%	$46,285,027
48,105,000	Eli Lilly & Co.	02/12/28	4.550	48,438,749
38,225,000	Johnson & Johnson	03/01/27	4.500	38,431,527
27,840,000	Merck & Co., Inc.	03/15/29	3.850	27,615,674
33,465,000	Merck & Co., Inc.	09/15/30	4.150	33,289,725
2,400,000	Merck & Co., Inc.	12/10/31	2.150	2,124,852
18,445,000	Novartis Capital Corp.	03/16/29	4.100	18,388,962
2,200,000	Novartis Capital Corp.	11/05/32	4.300	2,169,740
44,811,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	44,559,197
2,200,000	Sanofi S.A. (France)	11/03/32	4.200	2,160,247
				263,463,700
	Pipelines (0.5%)
49,031,000	Energy Transfer LP	03/15/27	4.400	49,060,993
2,100,000	ONEOK, Inc.	11/01/26	5.550	2,110,827
2,000,000	Targa Resources Corp.	07/01/27	5.200	2,014,713
				53,186,533
	Private Equity (0.2%)
18,411,000	Hercules Capital, Inc.	01/20/27	3.375	18,168,252

	Real Estate Investment Trusts (1.7%)
70,535,000	American Tower Corp.	10/15/26	3.375	70,259,841
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,385,715
14,500,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	14,366,293
7,570,000	Arbor Realty SR, Inc.[1]	07/15/30	7.875	7,150,987
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	19,281,981
1,920,000	Boston Properties LP	10/01/26	2.750	1,907,390
25,360,000	EF Holdco/EF Cayman Hold/Ellington Finance REIT Cayman/TRS/EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,465,453
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,818,182
				176,635,842

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Retail (0.2%)
$22,320,000	Home Depot, Inc.	06/25/26	5.150%	$22,362,565
2,110,000	Starbucks Corp.	02/08/27	4.850	2,119,630
				24,482,195
	Semiconductors (0.2%)
16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	17,688,024

	Software (2.0%)
2,000,000	Concentrix Corp.	08/02/28	6.600	1,982,019
27,660,000	Fidelity National Information Services, Inc.	03/10/28	4.450	27,582,392
61,486,000	Oracle Corp.	07/15/26	2.650	61,265,668
2,200,000	Oracle Corp.	05/06/30	4.650	2,156,662
78,135,000	Salesforce, Inc.	03/15/29	4.650	78,287,183
36,227,000	Synopsys, Inc.	04/01/27	4.550	36,363,031
2,235,000	VMware LLC	08/15/26	1.400	2,217,823
2,400,000	Workday, Inc.	04/01/32	3.800	2,234,795
				212,089,573
	Trucking & Leasing (0.3%)
2,200,000	Penske Truck Leasing Co. LP/PTL Finance Corp.[1]	07/01/27	4.400	2,195,572
31,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp.[1]	05/01/28	5.550	31,492,069
				33,687,641
	Total Corporate Bonds (Cost $5,822,379,409)			5,834,285,171

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (6.4%)
	Airlines (0.5%)
$53,464,600	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	5.925%	$53,122,961

	Chemicals (0.2%)
19,140,069	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME SOFR + 1.750%)[2]	12/20/29	5.450	19,159,975

	Diversified Financial Services (0.7%)
20,210,987	Allspring Buyer LLC (3-Month CME SOFR + 3.000%)[2]	11/01/30	6.750	20,286,778
41,625,000	Relam Amsterdam Holdings BV Term A (1-Month CME SOFR + 1.250%) (Netherlands)*,2	07/10/28	5.002	41,416,875
9,284,243	Setanta Aircraft Leasing DAC (3-Month CME SOFR + 1.750%) (Ireland)[2]	11/05/28	5.450	9,332,150
				71,035,803
	Electric (0.3%)
19,496,650	Eastern Power LLC (1-Month CME SOFR + 4.750%)[2]	04/03/29	8.402	19,541,298
7,939,241	NRG Energy, Inc. (3-Month CME Term SOFR + 1.750%)[2]	04/16/31	5.419	7,951,785
				27,493,083
	Electronics (0.7%)
68,750,000	Honeywell International, Inc. Term A1 (1-Month CME SOFR + 0.875%)[2]	05/07/27	4.527	68,664,063

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Engineering & Construction (0.8%)
$49,572,614	Asplundh Tree Expert LLC (1-Month CME SOFR + 1.750%)[2]	09/07/27	5.502%	$49,744,631
39,127,837	SBA Senior Finance II LLC (1-Month CME SOFR + 1.750%)[2]	01/25/31	5.410	39,286,696
				89,031,327
	Entertainment (0.1%)
20,929,017	Allen Media LLC (3-Month CME SOFR + 5.500%)[2]	02/10/27	9.350	13,603,861

	Healthcare-Services (0.5%)
17,819,549	Iqvia, Inc. Term B5 (3-Month CME SOFR + 1.750%)[2]	01/02/31	5.450	17,942,147
3,792,896	MPH Acquisition Holdings LLC (3-Month CME SOFR + 3.750%)[2]	12/31/30	7.413	3,785,310
31,440,697	MPH Acquisition Holdings LLC (3-Month CME SOFR + 4.600%)[2]	12/31/30	8.263	28,049,503
				49,776,960
	Media (0.8%)
60,511,529	Charter Communications Operating LLC Term B4 (3-Month CME SOFR + 2.000%)[2]	12/07/30	5.692	60,427,418
27,043,672	Midcontinent Communications (1-Month CME SOFR + 2.500%)[2]	08/16/31	6.152	26,925,492
				87,352,910

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Pharmaceuticals (0.4%)
$21,697,945	Elanco Animal Health, Inc. (1-Month CME SOFR + 1.750%)[2]	10/31/32	5.415%	$21,752,190
22,744,000	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME SOFR + 2.250%)[2]	05/05/28	5.902	22,835,659
				44,587,849
	Pipelines (0.2%)
8,740,559	Buckeye Partners LP Term B7 (1-Month CME SOFR + 1.750%)[2]	11/22/32	5.402	8,780,591
16,791,470	UGI Energy Services LLC (1-Month CME SOFR + 2.500%)[2]	02/22/30	6.152	16,877,107
				25,657,698
	Real Estate Investment Trusts (0.1%)
2,579,851	Healthpeak OP LLC Term A1 (1-Month CME SOFR + 0.840%)[2]	08/20/27	4.492	2,544,378
2,579,851	Healthpeak OP LLC Term A2 (1-Month CME SOFR + 0.840%)[2]	02/22/27	4.492	2,544,378
5,448,842	Healthpeak OP LLC Term A3 (SOFR + 0.850%)[2]	03/01/29	4.500	5,346,676
				10,435,432
	Software (0.6%)
60,831,689	Oracle Corp. (1-Month CME SOFR + 1.250%)[2]	08/16/27	5.002	60,603,570

	Telecommunications (0.3%)
30,347,290	Iridium Communications, Inc. Term B4 (1-Month CME SOFR + 2.250%)[2]	09/20/30	5.902	29,774,637

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	33

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Transportation (0.2%)
$23,935,013	Stonepeak Nile Parent LLC (3-Month CME SOFR + 2.250%)[2]	04/09/32	5.919%	$24,009,929
	Total Loan Participations and Assignments (Cost $681,806,742)			674,310,058

	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	3.632	31,047,135
	Total Municipal Bonds (Cost $31,000,000)			31,047,135

	Residential Mortgage Backed Securities (0.0%)
4,724,365	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	4,555,430
	Total Residential Mortgage Backed Securities (Cost $4,692,947)			4,555,430

	U.S. Government Agency Obligations (1.5%)
150,280,000	Federal Home Loan Bank Discount Notes[6,7]	05/01/26	3.550	150,280,000
5,778	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.795%)[2]	04/01/36	6.795	5,890
10,616	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	5.990	10,970

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (continued)
$1,578,861	Federal National Mortgage Association (FNMA)	07/01/35	5.000%	$1,587,090
97,459	Federal National Mortgage Association (FNMA)	11/01/35	5.500	100,501
13,872	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	6.714	14,433
22,388	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	6.438	23,053
16,860	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.716%)[2]	01/01/37	5.993	17,347
94,831	Federal National Mortgage Association (FNMA)	08/01/37	5.500	97,792
1,098,830	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,118,954
490,125	Federal National Mortgage Association (FNMA)	06/01/40	6.500	520,840
1,643	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	5.375	1,649
	Total U.S. Government Agency Obligations (Cost $153,810,038)			153,778,519

	U.S. Treasury Bills (10.2%)
125,000,000	U.S. Treasury Bill[6,7]	05/05/26	3.588	124,950,688
128,070,000	U.S. Treasury Bill[6,7]	05/12/26	3.603	127,929,838
120,800,000	U.S. Treasury Bill[6,7]	05/19/26	3.606	120,584,477
123,145,000	U.S. Treasury Bill[6,7]	05/26/26	3.606	122,839,307
119,000,000	U.S. Treasury Bill[6,7]	06/02/26	3.632	118,617,866
115,730,000	U.S. Treasury Bill[6,7]	06/11/26	3.603	115,257,350
115,845,000	U.S. Treasury Bill[6,7]	06/18/26	3.614	115,290,303
117,000,000	U.S. Treasury Bill[6,7]	07/02/26	3.643	116,272,585
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	35

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (continued)
$100,000,000	U.S. Treasury Bill[6,7]	07/16/26	3.612%	$99,242,850
10,250,000	U.S. Treasury Bill[6,7,8]	09/24/26	3.641	10,100,080
	Total U.S. Treasury Bills (Cost $1,071,086,873)			1,071,085,344

	U.S. Treasury Bonds and Notes (0.2%)
23,975,000	U.S. Treasury Note	07/31/30	3.875	23,865,427
	Total U.S. Treasury Bonds and Notes (Cost $ 24,088,884)			23,865,427

Total Investments (Cost $10,544,465,168)			100.2%	$10,537,679,785
Liabilities in Excess of Cash and Other Assets			(0.2)%	(24,336,633)
Net Assets			100.0%	$10,513,343,152

____________

*   Security that used significant unobservable inputs to determine fair value.

1    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2026 was $5,159,764,734 or 49.1% of net assets.

2    Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2026 coupon or interest rate.

3    This variable rate security is based on a predetermined schedule and the rate at April 30, 2026, also represents the reference rate at April 30, 2026.

4    Security issued with zero coupon. Income is recognized through accretion of discount.

5    Security is perpetual in nature and has no stated maturity date.

6    Coupon represents a yield to maturity.

7    Coupon represents a weighted average yield.

8    All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

RFUCCT − Refinitiv USD IBOR Consumer Cash Fallbacks Term.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at April 30, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,100	June 2026	$437,027,069	$434,962,500	$2,064,569
U.S. Treasury 5-Year Notes	5,050	June 2026	551,812,799	544,571,487	7,241,312
					$9,305,881
Net Unrealized Gain on Open Futures Contracts[9]					$9,305,881

____________

9      The aggregate cost of investments and derivatives for federal income tax purposes is $10,544,465,168, the aggregate gross unrealized appreciation is $45,379,280 and the aggregate gross unrealized depreciation is $42,858,782, resulting in net unrealized appreciation of $2,520,498.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	37

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	39

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Asset Backed Securities	$—	$2,355,488,388	$3,988,702	$2,359,477,090
Commercial Mortgage Backed Securities	—	385,275,611	—	385,275,611
Corporate Bonds	—	5,834,285,171	—	5,834,285,171
Loan Participations and Assignments	—	632,893,183	41,416,875	674,310,058
Municipal Bonds	—	31,047,135	—	31,047,135
Residential Mortgage Backed Securities	—	4,555,430	—	4,555,430
U.S. Government Agency Obligations	—	153,778,519	—	153,778,519
U.S. Treasury Bills	—	1,071,085,344	—	1,071,085,344
U.S. Treasury Bonds and Notes	—	23,865,427	—	23,865,427
Total Investments, at value	$—	$10,492,274,208	$45,405,577	$10,537,679,785

Other Financial Instruments, at value
Assets
Financial Futures Contracts	$9,305,881	$—	$—	$9,305,881
Other Financial Instruments, at value	$9,305,881	$—	$—	$9,305,881

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2026:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2025	$4,714,320	$42,536,250	$47,250,570
Purchases	—	—	—
Sales/Paydowns	(728,449)	(1,125,000)	(1,853,449)
Realized gains/(losses)	—	382	382
Change in unrealized appreciation/(depreciation)	2,831	2,263	5,094
Amortization	—	2,980	2,980
Transfers from Level 3	—	—	—
Transfers to Level 3	—	—	—
Balance as of April 30, 2026	$3,988,702	$41,416,875	$45,405,577

As of April 30, 2026, $45,405,577 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	41

BBH Limited Duration Fund Statement of Assets and Liabilities April 30, 2026 (unaudited)
Assets:
Investments in securities, at value (Cost $10,544,465,168)	$10,537,679,785
Cash	3,052,198
Receivables for:
Interest	66,573,448
Shares sold	13,987,841
Investments sold	41,623
Prepaid expenses	46,272
Total Assets	10,621,381,167

Liabilities:
Payables for:
Investments purchased	89,617,797
Shares redeemed	13,476,459
Net Investment advisory fees	1,873,442
Administrative fees	257,791
Dividends declared	1,238,369
Futures variation margin on open contracts	1,228,904
Custody and fund accounting fees	178,832
Shareholder servicing fees	78,860
Professional fees	58,714
Board of Trustees’ fees	6,699
Transfer agent fees	1,119
Accrued expenses and other liabilities	21,029
Total Liabilities	108,038,015
Net Assets	$10,513,343,152

Net Assets Consist of:
Paid-in capital	$10,516,572,478
Accumulated deficit	(3,229,326)
Net Assets	$10,513,343,152

Net Asset Value and Offering Price per Share
Class N Shares
($485,394,009 ÷ 46,329,131 shares outstanding)	$10.48
Class I Shares
($10,027,949,143 ÷ 957,624,525 shares outstanding)	$10.47

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Limited Duration Fund Statement of Operations For the six months ended April 30, 2026 (unaudited)
Net Investment Income:
Income:
Interest income	$248,726,414
Interest income on cash balances	112,423
Other income	76,682
Total Income	248,915,519

Expenses:
Investment advisory fees	12,071,148
Administrative fees	1,029,600
Shareholder servicing fees	481,463
Custody and fund accounting fees	367,782
Board of Trustees’ fees	91,841
Professional fees	61,814
Transfer agent fees	44,774
Miscellaneous expenses	583,012
Total Expenses	14,731,434
Investment advisory and administrative fee waiver	(340,910)
Net Expenses	14,390,524
Net Investment Income	234,524,995

Net Realized and Unrealized Loss:
Net realized gain on investments in securities	1,788,041
Net realized loss on futures contracts	(828,543)
Net realized gain on investments in securities and futures contracts	959,498
Net change in unrealized appreciation/(depreciation) on investments in securities	(49,624,154)
Net change in unrealized appreciation/(depreciation) on futures contracts	9,211,240
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(40,412,914)
Net Realized and Unrealized Loss	(39,453,416)
Net Increase in Net Assets Resulting from Operations	$195,071,579

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	43

BBH Limited Duration Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$234,524,995	$444,644,112
Net realized gain on investments in securities and futures contracts	959,498	2,179,162
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(40,412,914)	76,931,748
Net increase in net assets resulting from operations	195,071,579	523,755,022

Dividends and distributions declared:
Class N	(10,626,392)	(22,173,309)
Class I	(219,933,942)	(420,920,457)
Total dividends and distributions declared	(230,560,334)	(443,093,766)

Share transactions:
Proceeds from sales of shares[1]	2,396,914,177	5,353,210,217
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	99,847,944	167,499,153
Cost of shares redeemed[1]	(2,108,472,398)	(3,640,250,908)
Net increase in net assets resulting from share transactions	388,289,723	1,880,458,462
Total increase in net assets	352,800,968	1,961,119,718

Net Assets:
Beginning of period/year	10,160,542,184	8,199,422,466
End of period/year	$10,513,343,152	$10,160,542,184

____________

1     Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Limited Duration Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$10.51	$10.42	$10.11	$9.91	$10.32	$10.23
Income from investment operations:
Net investment income[1]	0.23	0.49	0.50	0.41	0.19	0.15
Net realized and unrealized gain/(loss)	(0.03)	0.09	0.31	0.20	(0.41)	0.09
Total income/(loss) from investment operations	0.20	0.58	0.81	0.61	(0.22)	0.24
Dividends and distributions to shareholders:
From net investment income	(0.23)	(0.49)	(0.50)	(0.41)	(0.19)	(0.15)
From net realized gains	—	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.23)	(0.49)	(0.50)	(0.41)	(0.19)	(0.15)
Net asset value, end of period/year	$10.48	$10.51	$10.42	$10.11	$9.91	$10.32
Total return[3]	1.92%[4]	5.64%	8.20%	6.24%	(2.12)%	2.38%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$485	$472	$468	$440	$490	$656
Ratio of expenses to average net assets before reductions	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Fee waiver[6]	(0.14)%[5]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Ratio of expenses to average net assets after reductions	0.35%[5]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.49%[5]	4.66%	4.84%	4.06%	1.87%	1.48%
Portfolio turnover rate	17%[4]	38%	40%	22%	46%	34%

____________

1        Calculated using average shares outstanding for the period/year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4    Not annualized.

5    Annualized.

6    The ratio of expenses to average net assets for the six months ended April 30, 2026, the years ended October 31, 2025, 2024, 2023, 2022 and 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.35%. The agreement is effective through March 1, 2027 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, the waived fees were $340,910, $653,680, $631,656, $665,947, $797,646 and $746,522, respectively.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	45

BBH Limited Duration Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$10.51	$10.42	$10.11	$9.90	$10.32	$10.23
Income from investment operations:
Net investment income[1]	0.24	0.50	0.51	0.41	0.19	0.16
Net realized and unrealized gain/(loss)	(0.05)	0.08	0.31	0.22	(0.41)	0.09
Total income/(loss) from investment operations	0.19	0.58	0.82	0.63	(0.22)	0.25
Dividends and distributions to shareholders:
From net investment income	(0.23)	(0.49)	(0.51)	(0.42)	(0.20)	(0.16)
From net realized gains	—	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(0.23)	(0.49)	(0.51)	(0.42)	(0.20)	(0.16)
Net asset value, end of period/year	$10.47	$10.51	$10.42	$10.11	$9.90	$10.32
Total return[3]	1.86%[4]	5.72%	8.28%	6.43%	(2.14)%	2.46%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$10,028	$9,689	$7,732	$6,688	$7,749	$11,442
Ratio of expenses to average net assets	0.28%[5]	0.27%	0.27%	0.28%	0.27%	0.27%
Ratio of net investment income to average net assets	4.57%[5]	4.74%	4.92%	4.13%	1.92%	1.55%
Portfolio turnover rate	17%[4]	38%	40%	22%	46%	34%

____________

1        Calculated using average shares outstanding for the period/year.

2    Less than $0.01.

3    Assumes the reinvestment of distributions.

4    Not annualized.

5    Annualized.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	46

BBH Limited Duration Fund Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. (“BBH&Co.”), became the investment adviser of BBH Limited Duration Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the

Financial Statements April 30, 2026 © Brown Brothers Harriman	47

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

© Brown Brothers Harriman	48

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2026, are listed in the Portfolio of Investments.

For the six months ended April 30, 2026, the average month-end notional amount of open futures contracts was $665,348,703. The range of month-end notional amounts was $521,984,578 to $988,839,868.

Financial Statements April 30, 2026 © Brown Brothers Harriman	49

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2026

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$9,305,881	*	Net unrealized appreciation/ (depreciation) on futures contracts	$—
Total		$9,305,881			$—

–––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Loss on Derivatives Futures Contracts	$(828,543)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$9,211,240

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation D of the 1933 Act (”Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and

© Brown Brothers Harriman	50

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing

Financial Statements April 30, 2026 © Brown Brothers Harriman	51

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $10,626,392 and $219,933,942 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2026.

© Brown Brothers Harriman	52

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$443,093,766	$—	$443,093,766	$—	$443,093,766
2024:	362,226,484	—	362,226,484	—	362,226,484

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$1,860,623	$—	$(11,200,600)	$(1,334,006)	$42,933,412	$32,259,429
2024:	1,220,586	—	(5,332,094)	(10,291,983)	(33,998,336)	(48,401,827)

The Fund had $11,200,600 net capital loss carryforwards as of October 31, 2025, of which $271,141 and $10,929,459, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial

Financial Statements April 30, 2026 © Brown Brothers Harriman	53

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.  Investment Advisory Fees. For investment advisory services, the Investment Adviser receives an annual fee, computed daily and payable monthly, equal to 0.27% on the first $1 billion of the Fund’s average daily net assets and 0.22% on amounts over $1 billion. This fee compensates the Investment Adviser for its services and its expenses. Prior to January 1, 2026, the Fund paid an annual combined investment advisory and administration fee of $4,356,366 to BBH&Co., through a separately identifiable department, computed daily and payable monthly, equal to 0.30% on the first $1 billion of the Fund’s average daily net assets and 0.25% on amounts over $1 billion. For the six months ended April 30, 2026, the Fund incurred $12,071,148 in investment advisory fees and $1,029,600 in administrative fees, as included in the Statement of Operations.

B.  Expense Waivers and Reimbursements. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions,

© Brown Brothers Harriman	54

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N to 0.35%. The agreement will terminate on March 1, 2027, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, the Investment Adviser waived fees in the amount of $340,910 for Class N.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2026, Class N shares of the Fund incurred $481,463 in shareholder servicing fees.

D.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $367,782 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2026. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2026 was $112,423. This amount is included in “Interest income on cash balances” in the Statement of Operations.

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $91,841 in independent Trustee compensation and expense reimbursements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	55

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,108,258,350 and $1,415,823,723, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	13,054,996	$137,176,757	20,118,272	$210,565,018
Shares issued in connection with reinvestments of dividends	966,884	10,150,459	2,053,399	21,499,130
Shares redeemed	(12,580,068)	(132,166,570)	(22,149,078)	(231,740,466)
Net increase	1,441,812	$15,160,646	22,593	$323,682

Class I
Shares sold	215,257,054	$2,259,737,420	491,638,681	$5,142,645,199
Shares issued in connection with reinvestments of dividends	8,545,698	89,697,485	13,943,229	146,000,023
Shares redeemed	(188,299,755)	(1,976,305,828)	(325,821,935)	(3,408,510,442)
Net increase	35,502,997	$373,129,077	179,759,975	$1,880,134,780

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2026 and the year ended October 31, 2025. Specifically:

During the six months ended April 30, 2026, 45,361 shares of Class N were exchanged for 45,400 shares of Class I valued at $477,137 and 99,872 shares of Class I were exchanged for 99,793 shares of Class N valued at $1,048,992.

During the year ended October 31, 2025, 35,623 shares of Class N were exchanged for 35,635 shares of Class I valued at $372,591 and 63,132 shares of Class I were exchanged for 63,092 shares of Class N valued at $661,222.

© Brown Brothers Harriman	56

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

6.  Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments (investment company risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund may use of derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase

Financial Statements April 30, 2026 © Brown Brothers Harriman	57

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment

© Brown Brothers Harriman	58

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	59

BBH Limited Duration Fund Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve the new Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain of the funds in the Trust, including the Fund. The Investment Adviser was a newly created subsidiary of BBH and the personnel who had previously provided investment advisory services would continue to provide them as part of the Investment Adviser. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. The Board recognized the fact that the same investment team would continue to provide investment advisory services under the Investment Adviser. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement.

Both in the meetings specifically held to address the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the BBH and anticipated to be provided by the Investment Adviser, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

© Brown Brothers Harriman	60

BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

In approving the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services previously provided by BBH and to be provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to BBH and to be paid to the Investment Adviser as of January 1, 2026 were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services previously provided to the Trust and the Fund by BBH and to be provided by BBH and the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

Financial Statements April 30, 2026 © Brown Brothers Harriman	61

BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s above average performance in each of the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2025. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the contractual fee waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board concluded that the advisory fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

© Brown Brothers Harriman	62

BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

Financial Statements April 30, 2026 © Brown Brothers Harriman	63

BBH Limited Duration Fund Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	64

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2026 © Brown Brothers Harriman	65

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

© Brown Brothers Harriman	66

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

Financial Statements April 30, 2026 © Brown Brothers Harriman	67

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

© Brown Brothers Harriman	68

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

CREDIT PARTNERS, LLC

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN CREDIT PARTNERS, LLC 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH Income Fund

BBH Income Fund Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Income Fund Portfolio Allocation April 30, 2026 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$374,541,190	16.0%
Commercial Mortgage Backed Securities	164,791,832	7.1
Corporate Bonds	895,792,915	38.4
Loan Participations and Assignments	267,655,854	11.5
Municipal Bonds	1,141,019	0.0
Preferred Securities	37,327,576	1.6
Residential Mortgage Backed Securities	231,777	0.0
U.S. Government Agency Obligations	18,000,000	0.8
U.S. Treasury Bills	41,219,096	1.8
U.S. Treasury Bonds and Notes	553,055,067	23.7
Liabilities in Excess of Cash and Other Assets	(21,442,905)	(0.9)
Net Assets	$2,332,313,421	100.0%

All data as of April 30, 2026. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Income Fund Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (16.0%)
	Automobile ABS (1.5%)
$5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490%	$5,293,081
6,130,000	Avis Budget Rental Car Funding AESOP LLC 2026-2A1	08/20/32	4.600	6,060,414
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,359,138
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,867,291
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,387,898
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,436,496
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,298,646
384,113	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	384,470
				34,087,434

	Commercial MBS (0.9%)
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,341,166
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	8,085,961
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,812,472
				20,239,599

	Insurance (0.0%)
2,716,794	VC 3 LS LP 2021-B	10/15/41	4.750	2,574,857

	Other ABS (13.6%)
2,588,696	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199	2,356,370
1,721,610	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,579,407

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967%	$2,655,977
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,258,244
4,320,000	Alp CFO LP 2024-1A*,1	10/15/36	7.371	4,376,117
4,320,000	Alp CFO LP 2024-1A*,1	10/15/36	10.036	4,449,470
1,469,640	Ares PBN Finance Co. LLC*	10/15/36	6.000	1,381,462
7,980,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.290	7,997,206
6,820,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.620	6,847,422
3,342,690	BHG Securitization Trust 2023-A1	04/17/36	6.350	3,363,027
7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,2]	04/20/37	11.925	7,423,713
2,722,232	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	2,762,724
5,581,250	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,574,850
3,366,625	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,378,233
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	629,535
2,323,327	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,309,103
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,591,220
4,100,000	CyrusOne Data Centers Issuer I LLC 2025-1A1	02/20/50	5.910	4,119,250
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,049,559

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%) (Jersey)[1,2]	04/18/37	5.675%	$4,655,825
4,347,656	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,337,200
9,000,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	8,950,453
228,060	FNA LLC 2019-1*,1,2,3	12/10/31	3.000	228,060
703,575	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	673,929
684,048	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	655,120
1,882,336	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773	1,732,128
8,540,000	LCM 42 Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,2]	01/15/38	5.473	8,552,556
16,160,000	Lendmark Funding Trust 2026-1A1	11/20/35	4.800	16,156,930
373,374	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	367,440
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,2]	04/25/37	5.717	4,364,241
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,2]	04/19/37	5.625	3,075,522
2,690,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.330	2,706,687

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730%	$1,750,865
440,450	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	409,380
1,147,845	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,097,715
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,2]	07/23/36	5.766	4,856,596
4,800,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	4.910	4,803,306
1,937,932	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate-0.500%)[1,2]	07/25/50	6.250	1,956,299
5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,2]	01/17/38	5.020	5,454,722
4,500,000	Octagon 71 Ltd. 2024-1A (3-Month CME Term SOFR + 1.650%) (Cayman Islands)[1,2]	04/18/37	5.725	4,487,935
11,360,000	OnDeck Asset Securitization IV LLC 2025-2A1	11/17/32	4.840	11,251,177
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,595,815
741,228	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	741,128

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170%	$6,742,860
1,297,268	Oportun Issuance Trust 2021-C1	10/08/31	2.180	1,280,416
6,170,000	Oxford Finance Credit Fund III 2025-A LP1	08/14/34	5.878	6,202,417
10,010,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	9,999,890
5,380,000	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,2]	01/15/34	4.660	5,379,766
14,575,000	Palmer Square Loan Funding, Ltd. 2026-1A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	0.000	14,575,000
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,201,557
5,730,000	QTS Issuer ABS II LLC 2026-1A1	01/05/56	5.364	5,642,307
55,634	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,2]	12/27/44	6.250	55,598
8,910,000	Regional Management Issuance Trust 2025-2[1]	11/16/37	4.590	8,843,593
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,579,492
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,862,617
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,214,498
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,534,884

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$11,500,000	Stack Infrastructure Issuer LLC 2026-1A1	03/27/56	5.000%	$11,101,620
8,990,000	Summit Issuer LLC 2025-1A1	11/20/55	5.208	8,995,261
670,953	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730	646,755
4,104,411	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,060,536
4,480,000	Trafigura Securitisation Finance, Plc. 2024-1A (Ireland)[1]	11/15/27	5.980	4,485,981
7,340,000	Vantage Data Centers Issuer LLC 2025-2A1	11/15/55	5.239	7,185,778
518,307	VCP RRL ABS I, Ltd. 2021 – 1A1	10/20/31	2.152	492,282
552,895	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	562,705
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,578,773
10,290,000	Zayo Issuer LLC 2025-2A1	06/20/55	5.953	10,450,796
				317,639,300
	Total Asset Backed Securities (Cost $373,950,594)			374,541,190

	Commercial Mortgage Backed Securities (7.1%)
4,750,000	Atrium Hotel Portfolio Trust 2024 – ATRM[1,2,3]	11/10/29	5.894	4,818,281
6,930,000	BAHA Trust 2024-MAR[1,2,3]	12/10/41	6.841	7,161,870
2,818,071	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,2]	07/15/39	5.147	2,819,819

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$4,387,500	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,2]	06/15/37	5.196%	$4,387,607
5,701,619	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.892%)[1,2]	11/15/41	5.547	5,708,746
4,606,070	BX Commercial Mortgage Trust 2025-JDI (1-Month CME Term SOFR + 1.400%)[1,2]	11/15/42	5.055	4,614,707
10,140,000	BX Commercial Mortgage Trust 2026-CSMO (1-Month CME Term SOFR + 1.400%)[1,2]	02/15/43	5.055	10,146,338
7,280,000	BX Commercial Mortgage Trust 2026-LP3 (1-Month CME Term SOFR + 1.550%)[1,2]	04/15/43	5.200	7,295,925
5,420,000	BX Trust 2026-OPTM (1-Month CME Term SOFR + 1.200%)[1,2]	03/15/39	4.855	5,406,450
10,000,000	BX Trust 2026-RISE (1-Month CME Term SOFR + 1.300%)[1,2]	04/15/41	4.970	10,012,500
56,549	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	4.932	56,519
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,2]	11/15/31	7.769	546,079
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,2,3]	07/10/28	6.360	2,941,025
6,550,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.257	6,535,553

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$4,590,000	Commercial Mortgage Pass Through Certificate[1,2,3]	07/12/28	6.891%	$4,721,807
9,580,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,2]	11/15/42	5.005	9,585,988
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,487,638
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,2]	03/15/34	5.405	7,330,000
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753*,1,4	11/25/60	0.000	5,043,650
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	91,383
126,469,274	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	419,056
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[2,3]	12/25/30	5.211	1,441,799
4,965,000	FREMF Mortgage Trust 2024-K516[1,2,3]	01/25/29	6.122	4,491,834
4,675,000	FREMF Mortgage Trust 2024-K522[1,2,3]	05/25/29	5.754	4,267,146
6,570,000	FREMF Mortgage Trust 2024-K757[1,4]	10/25/61	0.000	4,006,621
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	105,238
105,880,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	419,941
21,546,523	FREMF Mortgage Trust 2025-K170[1,4]	02/25/63	0.000	9,673,059

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$79,721,592	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100%	$484,101
350,930,331	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	2,061,786
7,361,000	FREMF Mortgage Trust 2025-K535[1,2,3]	12/25/29	5.483	6,539,265
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.447	927,914
9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,2]	03/15/42	5.005	9,753,900
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	4.210	182,026
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,2]	05/15/41	5.246	5,165,687
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,2]	03/15/39	5.556	5,856,547
4,520,000	PCY Trust 2026-FCMT[1,2,3]	04/05/41	5.153	4,539,691
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,744,336
	Total Commercial Mortgage Backed Securities (Cost $164,470,613)			164,791,832

	Corporate Bonds (38.4%)
	Aerospace/Defense (0.1%)
2,220,000	BAE Systems, Plc (United Kingdom)[1]	04/15/30	3.400	2,132,299

	Agriculture (0.2%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,431,060
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Apparel (0.2%)
$4,555,000	William Carter Co.[1]	02/15/31	7.375%	$4,682,359

	Auto Manufacturers (2.7%)
9,025,000	BMW US Capital LLC[1]	03/19/29	4.400	9,011,220
3,835,000	BMW US Capital LLC[1]	03/21/30	5.050	3,886,948
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,940,120
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,868,018
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,854,672
2,905,000	Hyundai Capital America[1]	04/07/31	5.000	2,912,688
9,630,000	Mercedes-Benz Finance North America LLC[1]	03/10/29	4.250	9,563,028
7,350,000	Toyota Motor Credit Corp.	09/05/28	4.050	7,331,299
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,490,270
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,844,651
				62,702,914

	Banks (5.9%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,2]	06/17/32	5.284	2,803,035
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	4,638,231
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,635,437
10,715,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[2,5]		4.375	10,616,621
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[2]	04/20/29	4.729	2,670,991
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,063,049
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	3,064,973

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,2]	05/09/31	5.085%	$4,713,047
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,607,484
7,500,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	7,513,048
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	6,403,836
2,920,000	Fifth Third Bank NA (SOFR + 2.610%)[2]	08/25/33	5.332	2,932,310
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[2]	11/03/28	7.390	2,226,724
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[2]	06/04/31	2.848	1,055,898
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[2]	03/09/34	6.254	3,484,604
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	6,248,592
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	3,745,076
2,160,000	Lloyds Banking Group, Plc (1-Year CMT Index + 1.700%) (United Kingdom)[2]	03/06/29	5.871	2,212,273
2,025,000	Lloyds Banking Group, Plc (1-Year CMT Index + 3.750%) (United Kingdom)[2]	11/15/33	7.953	2,309,914
2,000,000	Morgan Stanley (SOFR + 1.610%)[2]	04/20/28	4.210	1,995,846
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	4.965	5,219,259

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[2]	03/02/34	6.016%	$1,871,155
5,770,000	PNC Financial Services Group, Inc. (5-Year CMT Index + 2.595%)[2,5]		3.400	5,698,594
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,433,511
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[2]	03/20/31	5.741	5,256,898
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,143,392
7,510,000	State Street Corp.	02/28/28	4.536	7,555,550
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	1,718,682
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[2]	01/24/30	5.435	4,548,351
5,425,000	UBS AG (SOFR + 0.810%) (Switzerland)[2]	03/16/29	4.302	5,419,544
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,2]	05/12/28	4.751	1,530,182
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	6,003,700
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[2]	06/02/28	2.393	1,139,999
5,195,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	5,242,174
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[2]	03/02/33	3.350	2,780,317
				136,502,297

	Chemicals (0.3%)
6,570,000	Olin Corp.[1]	04/01/33	6.625	6,508,551

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Commercial Services (0.2%)
$3,670,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.[1]	01/15/30	8.250%	$3,768,209

	Diversified Financial Services (2.3%)
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,329,902
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[2]	10/30/31	7.624	1,799,556
7,870,000	Compeer Financial ACA (5-Year CMT Index + 4.155%)[1,2,5]		7.875	7,988,053
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,301,583
9,030,000	Equitable America Global Funding[1]	06/09/30	4.950	9,055,458
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC*,1	11/15/41	6.000	2,188,920
7,300,000	Oxford Finance LLC / Oxford Finance Co. – Issuer II, Inc.[1]	02/01/27	6.375	7,298,265
7,395,000	Oxford Finance LLC / Oxford Finance Co. – Issuer II, Inc.[1]	05/15/31	7.750	7,358,017
4,620,000	Sculptor Alternative Solutions LLC*,1	05/15/37	6.000	4,258,716
7,060,000	Stonebriar ABF Issuer LLC[1]	12/15/30	8.125	7,416,113
				53,994,583

	Electric (1.7%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,378,205
4,405,000	Atlantica Sustainable Infrastructure, Ltd. (United Kingdom)[1]	06/15/28	4.125	4,302,554

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$9,645,000	Duke Energy Carolinas SC Storm Funding LLC	03/01/46	4.898%	$9,530,397
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,381,595
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,500,791
1,625,000	San Diego Gas & Electric Co.	03/15/36	5.200	1,620,831
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,422,561
7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625	8,224,650
				39,361,584

	Energy-Alternate Sources (0.4%)
8,440,000	XPLR Infrastructure LP1	06/15/26	2.500	8,397,800

	Food (0.8%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	6,010,630
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,833,753
8,185,000	Nestle Capital Corp.[1]	03/18/31	4.200	8,112,054
				18,956,437

	Gas (0.4%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,660,555
4,120,000	Southern California Gas Co.	06/15/35	5.450	4,219,440
				8,879,995

	Healthcare-Products (0.1%)
3,384,000	Medline Borrower LP1	04/01/29	3.875	3,287,767

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (0.9%)
$11,560,000	Centene Corp.	10/15/30	3.000%	$10,393,225
1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	1,104,046
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,297,579
4,585,000	Sutter Health	08/15/32	5.213	4,689,363
				20,484,213

	Insurance (10.5%)
7,105,000	Aegon, Ltd. (6-Month CME Term SOFR + 3.540%)[2]	04/11/48	5.500	7,111,913
2,940,000	American Coastal Insurance Corp.	12/15/27	6.250	2,932,741
5,400,000	American National Global Funding[1]	12/15/28	4.625	5,364,548
4,650,000	American National Global Funding[1]	01/28/30	5.550	4,718,559
5,395,000	American National Global Funding[1]	06/03/30	5.250	5,400,462
6,425,000	American National Global Funding[1]	01/23/31	4.875	6,320,216
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,693,237
3,615,000	Ascot Group, Ltd. (5-Year CMT Index + 2.375%) (Bermuda)[1,2]	06/15/35	6.349	3,685,811
8,205,000	Athene Global Funding[1]	05/09/28	4.830	8,184,651
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,419,839
4,040,000	Athene Global Funding[1]	10/08/29	4.721	3,983,810
8,565,000	Athene Global Funding[1]	07/17/30	5.033	8,482,339
8,190,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	8,000,288
4,505,000	Bowhead Specialty Holdings, Inc.	12/01/30	7.750	4,450,540

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$5,616,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[2]	12/15/52	6.875%	$5,700,274
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,270,229
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,187,726
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,860,732
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[2]	01/15/42	5.500	9,533,375
4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,2]	04/01/45	7.500	4,617,108
2,405,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	2,418,337
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,650,018
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,155,706
6,000,000	F&G Global Funding[1]	01/09/29	4.500	5,883,106
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,225,218
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,2]	10/15/54	7.950	1,980,589
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,755,040
4,525,000	Guardian Life Global Funding[1]	12/11/30	4.402	4,492,733
4,820,000	Metropolitan Life Global Funding I1	04/13/28	4.250	4,813,898
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,637,383
9,815,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,2]	05/23/42	5.875	10,063,926

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$6,450,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514%	$6,438,052
5,450,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	5,502,774
4,945,000	New York Life Global Funding[1]	04/20/29	4.200	4,921,740
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,137,319
5,085,000	Northwestern Mutual Global Funding[1]	03/30/29	4.400	5,092,583
7,725,000	Pacific Life Global Funding II1	05/01/28	4.450	7,741,373
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[2]	10/01/50	4.500	3,531,346
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,391,934
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,107,167
6,075,000	RGA Global Funding[1]	11/25/30	4.600	6,030,552
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,565,689
3,735,000	SiriusPoint, Ltd.	04/05/29	7.000	3,913,014
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,687,410
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,2]	04/02/49	5.000	4,803,015
9,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	9,206,002
6,340,000	Western-Southern Global Funding[1]	01/29/29	4.250	6,276,514
				244,340,836
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Internet (1.0%)
$5,190,000	Alphabet, Inc.	02/15/33	4.400%	$5,110,033
4,950,000	Amazon.com, Inc.	03/13/33	4.550	4,889,745
10,350,000	Beignet Investor LLC[1]	05/30/49	6.581	10,688,871
3,830,000	Meta Platforms, Inc.	11/15/32	4.600	3,783,949
				24,472,598

	Investment Companies (4.4%)
11,550,000	Ares Capital Corp.	07/15/26	2.150	11,491,843
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,147,538
4,320,000	Blackstone Private Credit Fund	09/26/27	4.950	4,287,582
5,690,000	Blackstone Secured Lending Fund	09/04/29	5.250	5,609,392
5,990,000	Blue Owl Credit Income Corp.	03/15/30	5.800	5,827,408
2,585,000	Blue Owl Technology Finance Corp.	03/15/28	6.100	2,574,321
5,145,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	4,953,774
5,860,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	5,552,235
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,581,828
3,930,000	Franklin BSP Capital Corp.[1]	10/02/30	6.000	3,767,606
3,940,000	Golub Capital Private Credit Fund	09/12/29	5.800	3,904,662
11,340,000	HA Sustainable Infrastructure Capital, Inc.	07/01/34	6.375	11,613,530
3,090,000	HA Sustainable Infrastructure Capital, Inc. (5-Year CMT Index + 4.301%)[2]	06/01/56	8.000	3,280,035

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$2,065,000	HAT Holdings I LLC/HAT Holdings II LLC[1]	06/15/26	3.375%	$2,060,723
2,300,000	HAT Holdings I LLC/HAT Holdings II LLC[1]	09/15/30	3.750	2,127,740
4,600,000	Main Street Capital Corp.	03/01/29	6.950	4,741,256
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,945,095
5,360,000	PennantPark Floating Rate Capital, Ltd.	03/04/29	6.750	5,344,623
7,655,000	PennantPark Investment Corp.	05/01/26	4.500	7,655,000
3,050,000	Silver Point Specialty Credit Fund LP*	11/04/26	4.000	3,013,339
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,112,447
				101,591,977

	Machinery-Diversified (0.4%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,273,515
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,505,026
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,806,919
				9,585,460

	Media (0.3%)
5,110,000	CCO Holdings LLC/CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,172,455
2,447,000	Nexstar Media, Inc.[1]	09/15/33	6.500	2,465,832
				7,638,287

	Miscellaneous Manufacturers (0.3%)
6,100,000	Axon Enterprise, Inc.[1]	03/15/30	6.125	6,237,347

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Oil & Gas (0.7%)
$4,480,000	Sunoco LP1	05/01/29	7.000%	$4,626,281
5,740,000	Sunoco LP1	07/15/31	5.375	5,713,110
5,040,000	Woodside Finance, Ltd. (Australia)	05/19/30	5.400	5,148,394
				15,487,785

	Pharmaceuticals (0.8%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	685,711
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,833,379
4,800,000	Eli Lilly & Co.	03/15/31	4.250	4,775,143
4,265,000	Novartis Capital Corp.	03/18/33	4.600	4,235,211
5,247,000	Organon & Co./Organon Foreign Debt Co. – Issuer BV1	04/30/31	5.125	5,213,667
				18,743,111

	Pipelines (0.1%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,446,011

	Private Equity (0.2%)
5,720,000	Hercules Capital, Inc.	02/10/29	5.350	5,641,759

	Real Estate Investment Trusts (1.3%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,374,412
6,358,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	6,311,295
5,495,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	5,444,330
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,891,197
5,075,000	EF Holdco/EF Cayman Hold/Ellington Finance REIT Cayman/TRS/EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	4,895,985
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,779,661

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Real Estate Investment Trusts (continued)
$2,000,000	SBA Tower Trust[1]	11/15/52	6.599%	$2,031,308
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,2]	09/24/80	5.125	1,354,475
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,056,921
				30,139,584

	Retail (0.4%)
1,143,000	Macy’s Retail Holdings LLC[1]	03/15/30	5.875	1,139,892
4,145,000	Macy’s Retail Holdings LLC[1]	08/01/33	7.375	4,317,507
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,278,413
				8,735,812

	Savings & Loans (0.2%)
3,950,000	Axos Financial, Inc. (3-Month CME Term SOFR + 3.790%)[2]	10/01/35	7.000	4,029,000

	Semiconductors (0.3%)
5,575,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	5,952,957

	Software (1.2%)
4,195,000	CoreWeave, Inc.[1]	06/01/30	9.250	4,247,892
1,730,000	CoreWeave, Inc.[1]	02/01/31	9.000	1,719,031
2,060,000	CoreWeave, Inc.[1]	10/01/31	9.750	2,071,929
4,725,000	Fidelity National Information Services, Inc.	03/10/29	4.550	4,706,548
15,415,000	Salesforce, Inc.	03/15/36	5.550	15,372,419
				28,117,819

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Telecommunications (0.3%)
$7,755,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC[1]	04/15/36	5.700%	$7,542,504
	Total Corporate Bonds (Cost $892,539,208)			895,792,915

	Loan Participations and Assignments (11.5%)
	Agriculture (0.2%)
5,009,400	A-AG US GSI Bidco, Inc. (3-Month CME SOFR + 5.000%)[2]	10/31/31	8.700	5,009,400

	Airlines (0.6%)
8,410,451	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	5.925	8,356,708
1,940,400	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.750%) (Cayman Islands)[2]	05/28/32	6.425	1,930,290
4,334,112	United AirLines, Inc. Term B (1-Month CME SOFR + 1.750%)[2]	02/22/31	5.404	4,336,842
				14,623,840

	Building Materials (0.1%)
2,614,129	ILPEA Parent, Inc. (1-Month CME SOFR + 4.000%)[2]	06/22/28	7.660	2,610,861

	Chemicals (0.6%)
1,451,653	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME SOFR + 1.750%)[2]	12/20/29	5.450	1,453,162

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Chemicals (continued)
$7,250,417	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME SOFR + 4.250%)[2]	08/18/28	8.211%	$6,585,771
5,085,000	Mativ Holdings, Inc. Term B (1-Month CME SOFR + 4.500%)[2]	04/04/33	8.152	5,034,150
				13,073,083
	Commercial Services (0.7%)
8,487,067	OCM System One Buyer CTB LLC (1-Month CME SOFR + 3.500%)[2]	03/02/28	7.152	8,487,067
9,097,994	Priority Holdings LLC (1-Month CME SOFR + 3.750%)[2]	08/02/32	7.402	8,820,505
				17,307,572

	Distribution/Wholesale (0.1%)
3,442,700	Gloves Buyer, Inc. (1-Month CME SOFR + 4.000%)[2]	05/21/32	7.652	3,437,674

	Diversified Financial Services (0.7%)
5,535,846	Allspring Buyer LLC (3-Month CME SOFR + 3.000%)[2]	11/01/30	6.750	5,556,606
10,452,832	LendingTree, Inc. Term B (1-Month CME SOFR + 4.250%)[2]	08/21/30	7.902	10,278,583
				15,835,189

	Electric (0.3%)
7,312,853	Eastern Power LLC (1-Month CME SOFR + 4.750%)[2]	04/03/29	8.402	7,329,599

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Entertainment (0.3%)
$2,918,183	Allen Media LLC (3-Month CME SOFR + 5.500%)[2]	02/10/27	9.350%	$1,896,819
6,003,934	Flutter Entertainment, Plc Term B (3-Month CME SOFR + 1.750%) (Ireland)[2]	11/30/30	5.450	5,981,419
				7,878,238

	Environmental Control (0.2%)
3,696,213	Tidal Waste & Recycling Holdings LLC (3-Month CME SOFR + 2.750%)[2]	10/24/31	6.450	3,698,209

	Healthcare-Products (0.8%)
12,225,000	Hologic, Inc. Term A*,2,6	04/09/29	0.000	12,102,750
7,113,457	Medline Borrower, LP (1-Month CME SOFR + 1.750%)[2]	10/23/30	5.402	7,140,559
				19,243,309

	Healthcare-Services (0.6%)
3,622,101	Iqvia, Inc. Term B5 (3-Month CME SOFR + 1.750%)[2]	01/02/31	5.450	3,647,021
679,925	MPH Acquisition Holdings LLC (3-Month CME SOFR + 3.750%)[2]	12/31/30	7.413	678,565
5,636,147	MPH Acquisition Holdings LLC (3-Month CME SOFR + 4.600%)[2]	12/31/30	8.263	5,028,232
4,469,015	Sotera Health Holdings LLC (1-Month CME SOFR + 2.500%)[2]	05/30/31	6.152	4,482,064
				13,835,882
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Internet (0.4%)
$10,442,340	Eagle Broadband Investments LLC (3-Month CME SOFR +3.000%)[2]	11/12/27	6.961%	$10,089,911

	Machinery-Constraction & Mining (0.1%)
3,009,657	Terex Corp. (1-Month CME SOFR + 1.750%)[2]	10/08/31	5.402	3,023,772

	Machinery-Diversified (0.4%)
9,899,898	LSF12 Helix Parent LLC (1-Month CME SOFR + 3.500%)[2]	02/10/33	7.152	9,901,185

	Media (1.2%)
5,608,283	Charter Communications Operating LLC Term B4 (3-Month CME SOFR + 2.000%)[2]	12/07/30	5.692	5,600,487
9,348,894	Midcontinent Communications (1-Month CME SOFR + 2.500%)[2]	08/16/31	6.152	9,308,039
8,007,555	Nexstar Media, Inc. Term B5 (1-Month CME SOFR + 2.500%)[2]	06/28/32	6.152	7,989,778
5,120,000	Versant Media Group, Inc. (3-Month CME SOFR + 3.500%)[2]	01/30/31	7.200	5,125,120
				28,023,424

	Miscellaneous Manufacturers (0.2%)
4,159,575	CoorsTek, Inc. Term B (3-Month CME SOFR + 3.000%)[2]	10/28/32	6.670	4,183,825

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Oil & Gas (0.1%)
$2,593,800	Hilcorp Energy I LP (1-Month CME SOFR + 1.750%)[2]	02/11/30	5.411%	$2,595,953

	Packaging & Containers (0.3%)
6,385,000	Sword Purchaser LLC (1-Month CME SOFR + 4.000%)[2]	04/09/33	7.652	6,190,768

	Pharmaceuticals (0.1%)
657,443	Elanco Animal Health, Inc. Term B (1-Month CME SOFR + 1.750%)[2]	10/31/32	5.415	659,087
1,761,578	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME SOFR + 2.250%)[2]	05/05/28	5.902	1,768,677
				2,427,764

	Pipelines (0.4%)
335,241	Buckeye Partners LP Term B7 (1-Month CME SOFR + 1.750%)[2]	11/22/32	5.402	336,777
9,282,500	Rockpoint Gas Storage Partners LP (3-Month CME SOFR + 2.500%) (Canada)[2]	09/18/31	6.200	9,292,804
				9,629,581

	Real Estate Investment Trusts (0.3%)
1,751,750	Starwood Property Mortgage LLC (1-Month CME SOFR + 1.750%)[2]	11/18/27	5.402	1,748,194
4,731,225	Starwood Property Mortgage LLC Term B2 (1-Month CME SOFR + 2.250%)[2]	09/24/32	5.902	4,744,520
				6,492,714

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
	Retail (0.3%)
$6,000,065	Great Outdoors Group LLC Term B3 (1-Month CME SOFR + 3.250%)[2]	01/23/32	6.902%	$6,031,565

	Software (1.2%)
4,496,190	Athenahealth Group, Inc. (1-Month CME SOFR + 2.750%)[2]	02/15/29	6.402	4,476,137
3,548,733	Central Parent LLC (3-Month CME SOFR + 3.250%)[2]	07/06/29	6.950	1,586,284
5,452,600	Clearwater Analytics LLC (1-Month CME SOFR + 2.000%)[2]	04/21/32	5.652	5,444,094
16,681,486	Oracle Corp. (1-Month CME SOFR + 1.250%)[2]	08/16/27	5.002	16,618,931
				28,125,446

	Telecommunications (0.9%)
11,224,333	Connect Finco S.a.r.l. (1-Month CME SOFR + 4.500%) (Luxembourg)[2]	09/27/29	8.152	11,247,455
8,796,154	Iridium Communications, Inc. Term B4 (1-Month CME SOFR + 2.250%)[2]	09/20/30	5.902	8,630,171
				19,877,626

	Transportation (0.3%)
7,157,063	Stonepeak Nile Parent LLC (3-Month CME SOFR + 2.250%)[2]	04/09/32	5.919	7,179,464
	Total Loan Participations and Assignments (Cost $271,201,572)			267,655,854

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (0.0%)
$1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313%	$1,141,019
	Total Municipal Bonds (Cost $1,645,000)			1,141,019

	Preferred Securities (1.6%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[2]	09/15/53	7.625	2,030,300
215,000	CION Investment Corp.	12/30/29	7.500	5,424,450
236,800	CION Investment Corp.	03/31/31	7.500	5,962,624
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,496,972
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,291,758
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[2,5]		8.625	1,684,790
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,202,290
177,000	OFS Capital Corp.	07/31/28	7.500	4,543,590
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,245,802
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,445,000
	Total Preferred Securities (Cost $37,305,836)			37,327,576

	Residential Mortgage Backed Securities (0.0%)
240,372	RMF Proprietary Issuance Trust 2019 – 1[1,2,3]	10/25/63	2.750	231,777
	Total Residential Mortgage Backed Securities (Cost $238,774)			231,777

	U.S. Government Agency Obligations (0.8%)
18,000,000	Federal Home Loan Bank Discount Notes[7]	05/01/26	3.550	18,000,000
	Total U.S. Government Agency Obligations (Cost $18,000,000)			18,000,000

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (1.8%)
$12,520,000	U.S. Treasury Bill[7]	05/05/26	3.556%	$12,515,055
18,930,000	U.S. Treasury Bill[7]	05/12/26	3.624	18,909,090
5,150,000	U.S. Treasury Bill[7,8,9]	07/09/26	3.550	5,114,426
4,750,000	U.S. Treasury Bill[7,9]	09/24/26	3.642	4,680,525
	Total U.S. Treasury Bills (Cost $41,220,689)			41,219,096

	U.S. Treasury Bonds and Notes (23.7%)
71,925,000	U.S. Treasury Bond	02/15/37	4.750	74,071,512
1,950,000	U.S. Treasury Bond	11/15/39	4.375	1,888,605
16,000,000	U.S. Treasury Bond	05/15/40	4.375	15,430,000
83,900,000	U.S. Treasury Bond	08/15/41	1.750	55,691,902
76,250,000	U.S. Treasury Bond	02/15/43	3.875	67,207,227
43,500,000	U.S. Treasury Bond	08/15/45	2.875	31,994,590
54,800,000	U.S. Treasury Bond	08/15/50	1.375	26,473,110
1,250,000	U.S. Treasury Bond	05/15/52	2.875	855,664
30,870,000	U.S. Treasury Bond	02/15/53	3.625	24,460,857
18,765,000	U.S. Treasury Bond	05/15/53	3.625	14,852,937
18,000,000	U.S. Treasury Note	03/31/32	4.125	18,001,406
173,300,000	U.S. Treasury Note[9]	05/15/33	3.375	164,486,069
58,150,000	U.S. Treasury Note	08/15/35	4.250	57,641,188
	Total U.S. Treasury Bonds and Notes (Cost $570,124,259)			553,055,067

Total Investments (Cost $2,370,696,545)			100.9%	$2,353,756,326
Liabilities in Excess of Cash and Other Assets			(0.9)%	(21,442,905)
Net Assets			100.0%	$2,332,313,421

____________

*    Security that used significant unobservable inputs to determine fair value.

1    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2026 was $1,018,304,174 or 43.7% of net assets.

2      Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2026 coupon or interest rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.

3      This variable rate security is based on a predetermined schedule and the rate at April 30, 2026, also represents the reference rate at April 30, 2026.

4      Security issued with zero coupon. Income is recognized through accretion of discount.

5      Security is perpetual in nature and has no stated maturity date.

6      All or a portion of this position represents an unsettled loan commitment at period end. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.

7      Coupon represents a yield to maturity.

8      Coupon represents a weighted average yield.

9      All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

ABS − Asset-Backed Security.

CFO − Collateralized Fund Obligation.

CLO − Collateralized Loan Obligation.

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

REIT − Real Estate Investment Trust.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	33

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at April 30, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Long Bond	270	June 2026	$31,648,948	$30,467,813	$(1,181,135)
U.S. Treasury 5-Year Notes	850	June 2026	92,690,609	91,660,547	(1,030,062)
U.S. Treasury 10-Year Notes	1,500	June 2026	168,958,595	165,890,625	(3,067,970)
U.S. Treasury 10-Year Ultra Bond	1,530	June 2026	176,934,662	172,674,844	(4,259,818)
U.S. Ultra Bond	620	June 2026	74,203,243	71,319,375	(2,883,868)
					$(12,422,853)

Net Unrealized (Loss) on Open Futures Contracts[10]					$(12,422,853)

____________

10    The aggregate cost of investments and derivatives for federal income tax purposes is $2,370,696,545, the aggregate gross unrealized appreciation is $16,090,119 and the aggregate gross unrealized depreciation is $45,453,191, resulting in net unrealized depreciation of $29,363,072.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	35

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Asset Backed Securities	$—	$364,106,081	$10,435,109	$374,541,190
Commercial Mortgage Backed Securities	—	159,748,182	5,043,650	164,791,832
Corporate Bonds	—	886,331,940	9,460,975	895,792,915
Loan Participations and Assignments	—	255,553,104	12,102,750	267,655,854
Municipal Bonds	—	1,141,019	—	1,141,019
Preferred Securities	37,327,576	—	—	37,327,576
Residential Mortgage Backed Securities	—	231,777	—	231,777
U.S. Government Agency Obligations	—	18,000,000	—	18,000,000
U.S. Treasury Bills	—	41,219,096	—	41,219,096
U.S. Treasury Bonds and Notes	—	553,055,067	—	553,055,067
Total Investments, at value	$37,327,576	$2,279,386,266	$37,042,484	$2,353,756,326

Other Financial Instruments, at value
Liabilities
Financial Futures Contracts	$(12,422,853)	$—	$—	$(12,422,853)
Other Financial Instruments, at value	$(12,422,853)	$—	$—	$(12,422,853)

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	37

BBH Income Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2026:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2025	$10,532,100	$4,918,333	$8,966,010	$—	$24,416,443
Purchases	—	—	—	12,102,750	12,102,750
Sales/Paydowns	(52,010)	—	—	—	(52,010)
Realized gains/(losses)	—	—	—	—	—
Change in unrealized appreciation/ (depreciation)	(44,981)	67,894	494,965	—	517,878
Amortization	—	57,423	—	—	57,423
Transfer from Level 3	—	—	—	—	—
Transfer to Level 3	—	—	—	—	—
Balance as of April 30, 2026	$10,435,109	$5,043,650	$9,460,975	$12,102,750	$37,042,484

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of April 30, 2026, $21,926,395 of value of the Level 3 assets in the Fund was based on single quotes from brokers.
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Income Fund Statement of Assets and Liabilities April 30, 2026 (unaudited)
Assets:
Investments in securities, at value (Cost $2,370,696,545)	$2,353,756,326
Cash	1,396,435
Foreign currency at value (Cost $229)	274
Receivables for:
Interest	18,454,016
Investments sold	7,026,722
Shares sold	2,422,652
Futures variation margin on open contracts	898,440
Prepaid expenses	8,601
Total Assets	2,383,963,466

Liabilities:
Payables for:
Investments purchased	50,229,652
Investment advisory fees	695,729
Administrative fees	56,816
Shares redeemed	418,252
Dividends declared	136,548
Professional fees	52,509
Custody and fund accounting fees	48,030
Board of Trustees’ fees	3,988
Transfer agent fees	1,013
Accrued expenses and other liabilities	7,508
Total Liabilities	51,650,045
Net Assets	$2,332,313,421

Net Assets Consist of:
Paid-in capital	$2,420,708,769
Accumulated deficit	(88,395,348)
Net Assets	$2,332,313,421

Net Asset Value and Offering Price per Share
Class I Shares
($2,332,313,421 ÷ 262,959,119 shares outstanding)	$8.87

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	39

BBH Income Fund Statement of Operations For the six months ended April 30, 2026 (unaudited)
Net Investment Income:
Income:
Dividends	$71,372
Interest income	56,373,580
Interest income on cash balances	24,486
Other income	68,646
Total Income	56,538,084

Expenses:
Investment advisory fees	3,882,860
Administrative fees	210,451
Custody and fund accounting fees	101,792
Board of Trustees’ fees	55,433
Professional fees	53,778
Transfer agent fees	25,106
Miscellaneous expenses	144,163
Total Expenses	4,473,583
Net Investment Income	52,064,501

Net Realized and Unrealized Loss:
Net realized loss on investments in securities	(287,849)
Net realized gain on futures contracts	9,100,587
Net realized gain on investments in securities and futures contracts	8,812,738
Net change in unrealized appreciation/(depreciation) on investments in securities	(25,518,496)
Net change in unrealized appreciation/(depreciation) on futures contracts	(20,265,555)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	4
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts, foreign currency translations	(45,784,047)
Net Realized and Unrealized Loss	(36,971,309)
Net Increase in Net Assets Resulting from Operations	$15,093,192

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Income Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$52,064,501	$84,195,219
Net realized gain/(loss) on investments in securities and futures contracts	8,812,738	(13,129,377)
Net change in unrealized appreciation/ (depreciation) on investments in securities, futures contracts, foreign currency transactions and translations	(45,784,047)	41,469,253
Net increase in net assets resulting from operations	15,093,192	112,535,095

Dividends and distributions declared:
Class I	(51,986,456)	(83,905,511)

Share transactions:
Proceeds from sales of shares	596,187,493	800,557,894
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	11,491,971	15,555,688
Proceeds from short-term redemption fees	—	8
Cost of shares redeemed[1]	(159,454,094)	(185,743,675)
Net increase in net assets resulting from share transactions	448,225,370	630,369,915
Total increase in net assets	411,332,106	658,999,499

Net Assets:
Beginning of period/year	1,920,981,315	1,261,981,816
End of period/year	$2,332,313,421	$1,920,981,315

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	41

BBH Income Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$9.02	$8.89	$8.30	$8.49	$10.49	$10.77
Income from investment operations:
Net investment income[1]	0.23	0.48	0.51	0.47	0.36	0.34
Net realized and unrealized gain/(loss)	(0.15)	0.13	0.58	(0.20)	(2.00)	0.15
Total income/(loss) from investment operations	0.08	0.61	1.09	0.27	(1.64)	0.49
Dividends and distributions to shareholders:
From net investment income	(0.23)	(0.48)	(0.50)	(0.46)	(0.36)	(0.33)
From net realized gains	—	—	—	—	—	(0.44)
Total dividends and distributions to shareholders	(0.23)	(0.48)	(0.50)	(0.46)	(0.36)	(0.77)
Short-term redemption fees[1]	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$8.87	$9.02	$8.89	$8.30	$8.49	$10.49
Total return[3]	0.83%[4]	7.04%	13.37%	3.10%	(15.93)%	4.64%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,332	$1,921	$1,262	$773	$547	$612
Ratio of expenses to average net assets	0.44%[5]	0.44%	0.44%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets	5.08%[5]	5.40%	5.71%	5.36%	3.77%	3.19%
Portfolio turnover rate	16%[4]	42%	38%	56%	56%	69%

____________

1       Calculated using average shares outstanding for the period/year.

2      Less than $0.01.

3      Assumes the reinvestment of distributions.

4      Not annualized.

5      Annualized.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Income Fund Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of April 30, 2026, Class N shares are not available for purchase by investors but may be in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund.

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. (“BBH&Co.”), became the investment adviser of BBH Income Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

Financial Statements April 30, 2026 © Brown Brothers Harriman	43

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

© Brown Brothers Harriman	44

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2026, are listed in the Portfolio of Investments.

For the six months ended April 30, 2026, the average month-end notional amount of open futures contracts was $481,918,423. The range of month-end notional amounts was $438,484,140 to $544,436,056.

Financial Statements April 30, 2026 © Brown Brothers Harriman	45

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2026

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$—	Net unrealized appreciation/ (depreciation) on futures contracts	$(12,422,853	)*
Total		$—		$(12,422,853)

–––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain on Derivatives Futures Contracts	$9,100,587

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$(20,265,555)

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S and Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be

© Brown Brothers Harriman	46

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and

Financial Statements April 30, 2026 © Brown Brothers Harriman	47

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $51,986,456 to Class I shareholders during the six months ended April 30, 2026. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

© Brown Brothers Harriman	48

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$83,905,511	$—	$83,905,511	$—	$83,905,511
2024:	58,185,985	—	58,185,985	—	58,185,985

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$157,603	$—	$(57,824,154)	$(10,256,553)	$16,421,020	$(51,502,084)
2024:	211,408	—	(67,242,521)	11,947,678	(25,048,233)	(80,131,668)

The Fund had $57,824,154 net capital loss carryforwards as of October 31, 2025, of which $22,999,269 and $34,824,885, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

Financial Statements April 30, 2026 © Brown Brothers Harriman	49

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory Fees. For investment advisory services, the Investment Adviser receives an annual fee, computed daily and payable monthly, equal to 0.37% on the first $2 billion of the Fund’s average daily net assets, 0.35% on the next $1 billion, and 0.32% on amounts over $3 billion. This fee compensates the Investment Adviser for its services and its expenses. Prior to January 1, 2026, the Fund paid an annual combined investment advisory and administrative fee of $1,296,370 to BBH&Co., through a separately identifiable department, computed daily and payable monthly, equal to 0.40% on the first $2 billion of the Fund’s average daily net assets, 0.38% on the next $1 billion, and 0.35% on amounts over $3 billion.

© Brown Brothers Harriman	50

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

For the six months ended April 30, 2026, the Fund incurred $3,882,860 in investment advisory fees and $210,451 in administrative fees, as included in the Statement of Operations.

B.  Expense Waivers and Reimbursements. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2027, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, the Investment Adviser waived fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $101,792 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2026. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2026 was $24,486. This amount is included in “Interest income on cash balances” in the Statement of Operations.

Financial Statements April 30, 2026 © Brown Brothers Harriman	51

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $55,433 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $755,412,571 and $315,545,238, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	66,633,832	$596,187,493	90,138,307	$800,557,894
Shares issued in connection with reinvestments of dividends	1,283,715	11,491,971	1,745,593	15,555,688
Proceeds from short-term redemption fees	N/A	—	N/A	8
Shares redeemed	(17,814,194)	(159,454,094)	(20,933,524)	(185,743,675)
Net increase	50,103,353	$448,225,370	70,950,376	$630,369,915

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer

© Brown Brothers Harriman	52

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignment, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the

Financial Statements April 30, 2026 © Brown Brothers Harriman	53

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with the SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

© Brown Brothers Harriman	54

BBH Income Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	55

BBH Income Fund Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve the new Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain of the funds in the Trust, including the Fund. The Investment Adviser was a newly created subsidiary of BBH and the personnel who had previously provided investment advisory services would continue to provide them as part of the Investment Adviser. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. The Board recognized the fact that the same investment team would continue to provide investment advisory services under the Investment Adviser. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement.

Both in the meetings specifically held to address the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the BBH and anticipated to be provided by the Investment Adviser, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

© Brown Brothers Harriman	56

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

In approving the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services previously provided by BBH and to be provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to BBH and to be paid to the Investment Adviser as of January 1, 2026 were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services previously provided to the Trust and the Fund by BBH and to be provided by BBH and the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

Financial Statements April 30, 2026 © Brown Brothers Harriman	57

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2025 as compared to its peer category, noting the Fund had above average performance of its peer funds universe for each of the 1-, 2- and 3-year periods and average performance for the 4- and 5-year periods In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fees and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board concluded that the advisory fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

© Brown Brothers Harriman	58

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Financial Statements April 30, 2026 © Brown Brothers Harriman	59

BBH Income Fund Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	60

BBH Income Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management

Financial Statements April 30, 2026 © Brown Brothers Harriman	61

BBH Income Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

© Brown Brothers Harriman	62

BBH Income Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

Financial Statements April 30, 2026 © Brown Brothers Harriman	63

BBH Income Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

© Brown Brothers Harriman	64

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

CREDIT PARTNERS, LLC

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN CREDIT PARTNERS, LLC 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH Select Large Cap ETF (formerly BBH Select Series - Large Cap Fund)

BBH Select Large Cap ETF Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Select Large Cap ETF Portfolio Allocation April 30, 2026 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$45,839,236	8.9%
Consumer Discretionary	48,394,988	9.4
Consumer Staples	35,168,146	6.8
Financials	76,127,473	14.8
Health Care	43,233,172	8.4
Industrials	45,179,504	8.8
Information Technology	176,508,764	34.4
Materials	20,820,515	4.1
Cash and Other Assets in Excess of Liabilities	22,464,090	4.4
Net Assets	$513,735,888	100.0%

All data as of April 30, 2026. The BBH Select Large Cap ETF’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Select Large Cap ETF Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (95.6%)
	Communication Services (8.9%)
113,296	Alphabet, Inc. (Class C)	$43,272,274
4,195	Meta Platforms, Inc. (Class A)	2,566,962
	Total Communication Services	45,839,236

	Consumer Discretionary (9.4%)
111,493	Amazon.com, Inc.[1]	29,552,335
25,037	Booking Holdings, Inc.	4,215,229
13,935	Hilton Worldwide Holdings, Inc.	4,515,915
7,043	Home Depot, Inc.	2,315,738
22,799	McDonald’s Corp.	6,693,558
24,847	NIKE, Inc. (Class B)	1,102,213
	Total Consumer Discretionary	48,394,988

	Consumer Staples (6.8%)
65,911	Coca-Cola Co.	5,191,150
9,575	Costco Wholesale Corp.	9,714,125
41,668	Procter & Gamble Co.	6,128,946
107,132	Walmart, Inc.	14,133,925
	Total Consumer Staples	35,168,146

	Financials (14.8%)
36,515	Arthur J Gallagher & Co.	7,536,696
35,943	Berkshire Hathaway, Inc. (Class B)[1]	17,022,605
4,966	Blackrock, Inc.	5,291,770
24,194	JPMorgan Chase & Co.	7,578,287
38,761	Mastercard, Inc. (Class A)	19,493,682
58,658	Progressive Corp.	11,806,682
17,155	S&P Global, Inc.	7,397,751
	Total Financials	76,127,473

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Select Large Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Health Care (8.4%)
15,100	Abbott Laboratories	$1,370,929
107,188	Alcon AG (Switzerland)	8,025,166
10,757	Eli Lilly & Co.	10,053,492
9,799	Intuitive Surgical, Inc.[1]	4,484,120
25,007	Johnson & Johnson	5,747,859
17,178	Thermo Fisher Scientific, Inc.	8,227,575
46,308	Zoetis, Inc. (Class A)	5,324,031
	Total Health Care	43,233,172

	Industrials (8.8%)
45,403	Graco, Inc.	3,644,499
14,118	Otis Worldwide Corp.	1,099,510
9,504	Parker-Hannifin Corp.	8,643,128
27,042	Rockwell Automation, Inc.	11,057,744
89,162	Waste Management, Inc.	20,734,623
	Total Industrials	45,179,504

	Information Technology (34.4%)
13,290	Analog Devices, Inc.	5,346,035
93,947	Apple, Inc.	25,492,519
43,779	Applied Materials, Inc.	17,270,378
21,162	Broadcom, Inc.	8,833,654
33,904	Cadence Design Systems, Inc.[1]	11,174,419
18,142	KLA Corp.	31,754,850
80,041	Microsoft Corp.	32,639,119
46,495	NVIDIA Corp.	9,279,007
75,677	Oracle Corp.	12,213,511

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Select Large Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Information Technology (continued)
53,815	Palo Alto Networks, Inc.[1]	$9,650,106
2,842	ServiceNow, Inc.[1]	250,977
44,842	Texas Instruments, Inc.	12,604,189
	Total Information Technology	176,508,764

	Materials (4.1%)
12,831	Ecolab, Inc.	3,343,759
34,874	Linde, Plc. (Ireland)	17,476,756
	Total Materials	20,820,515

	Total Common Stock (Cost $304,312,057)	491,271,798
Total Investments (Cost $304,312,057)[2]	95.6%	$491,271,798
Cash and Other Assets in Excess of Liabilities	4.4%	22,464,090
Net Assets	100.0%	$513,735,888

____________

1       Non-income producing security.

2    The aggregate cost for federal income tax purposes is $304,312,057, the aggregate gross unrealized appreciation is $190,106,638 and the aggregate gross unrealized depreciation is $3,146,897, resulting in net unrealized appreciation of $186,959,741.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Select Large Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Select Large Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Select Large Cap ETF Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Common Stock:
Communication Services	$45,839,236	$—	$—	$45,839,236
Consumer Discretionary	48,394,988	—	—	48,394,988
Consumer Staples	35,168,146	—	—	35,168,146
Financials	76,127,473	—	—	76,127,473
Health Care	43,233,172	—	—	43,233,172
Industrials	45,179,504	—	—	45,179,504
Information Technology	176,508,764	—	—	176,508,764
Materials	20,820,515	—	—	20,820,515
Total Investments, at value	$491,271,798	$—	$—	$491,271,798

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Select Large Cap ETF Statement of Assets and Liabilities April 30, 2026 (unaudited)*
Assets:
Investments in securities, at value (Cost $304,312,057)	$491,271,798
Cash	26,648,144
Receivables for:
Dividends	192,541
Prepaid expenses	2,253
Total Assets	518,114,736

Liabilities:
Payables for:
Investments purchased	4,063,329
Investment advisory fees	253,190
Administrative fees	12,251
Professional fees	39,881
Custody and fund accounting fees	5,795
Board of Trustees’ fees	4,097
Accrued expenses and other liabilities	305
Total Liabilities	4,378,848
Net Assets	$513,735,888

Net Assets Consist of:
Paid-in capital	$289,852,659
Retained earnings	223,883,229
Net Assets	$513,735,888
Net Asset Value and Offering Price per Share
($513,735,888 ÷ 31,331,986 shares outstanding)	$16.40

____________

*   Effective November 17, 2025, the BBH Select Series — Large Cap Fund was reorganized to the BBH Select Large Cap ETF.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Select Large Cap ETF Statement of Operations For the six months ended April 30, 2026 (unaudited)*
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $5,480)	$2,589,751
Interest income on cash balances	357,111
Total Income	2,946,862
Expenses:
Investment advisory fees	1,511,097
Administrative fees	47,801
Board of Trustees’ fees	49,441
Professional fees	36,215
Custody and fund accounting fees	18,757
Transfer agent fees	2,860
Miscellaneous expenses	32,222
Total Expenses	1,698,393
Net Investment Income	1,248,469
Net Realized and Unrealized Gain:
Net realized gain on investments in securities	15,354,819
Net realized gain on in-kind transactions	20,635,019
Net change in unrealized appreciation/(depreciation) on investments in securities	(25,028,834)
Net Realized and Unrealized Gain	10,961,004
Net Increase in Net Assets Resulting from Operations	$12,209,473

____________

*   Effective November 17, 2025, the BBH Select Series — Large Cap Fund was reorganized to the BBH Select Large Cap ETF.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Select Large Cap ETF Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)*	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$1,248,469	$1,409,277
Net realized gain on investments in securities and in-kind transactions	35,989,838	44,626,780
Net change in unrealized appreciation/(depreciation) on investments in securities	(25,028,834)	17,098,699
Net increase in net assets resulting from operations	12,209,473	63,134,756

Dividends and distributions declared	(44,725,213)	(19,129,377)

Share transactions:
Proceeds from sales of shares	440,566	45,121,169
Proceeds from sales of shares in-kind	50,776,847	—
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	5,433,479	2,289,240
Cost of shares redeemed	(3,783,933)	(46,176,339)
Cost of shares redeemed in-kind	(27,434,607)	—
Net increase in net assets resulting from share transactions	25,432,352	1,234,070
Total increase/(decrease) in net assets	(7,083,388)	45,239,449

Net Assets:
Beginning of period/year	520,819,276	475,579,827
End of period/year	$513,735,888	$520,819,276

____________

*   Effective November 17, 2025, the BBH Select Series — Large Cap Fund was reorganized to the BBH Select Large Cap ETF.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Select Large Cap ETF Financial Highlights Selected per share data and ratios for each period/year.
	For the six months ended April 30, 2026 (unaudited)**	For the years ended October 31,
		2025	2024*	2023	2022	2021
Net asset value, beginning of period/year	$17.55	$16.08	$12.52	$11.08	$14.12	$10.30
Income from investment operations:
Net investment income[1]	0.04	0.05	0.05	0.04	0.03	0.04
Net realized and unrealized gain/(loss)	0.32	2.07	3.55	1.56	(2.60)	3.82
Total income/(loss) from investment operations	0.36	2.12	3.60	1.60	(2.57)	3.86
Dividends and distributions to shareholders:
From net investment income	(0.05)	(0.05)	(0.04)	(0.02)	(0.04)	(0.04)
From net realized gains	(1.46)	(0.60)	—	(0.14)	(0.43)	—
Total dividends and distributions to shareholders	(1.51)	(0.65)	(0.04)	(0.16)	(0.47)	(0.04)
Short-term redemption fees[1]	—	(0.00)[2]	—	0.00 [2]	—	0.00 [2]
Net asset value, end of period/year	$16.40	$17.55	$16.08	$12.52	$11.08	$14.12
Total return[3]	2.37%[4]	13.58%	28.80%	14.63%	(18.93)%	37.56%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$514	$521	$476	$389	$371	$467
Ratio of expenses to average net assets	0.71%[5]	0.71%	0.71%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	0.52%[5]	0.29%	0.36%	0.31%	0.20%	0.29%
Portfolio turnover rate	20%[4,6]	20%	9%	9%	26%	18%

____________

*   Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I.

** Effective November 17, 2025, the BBH Select Series — Large Cap Fund was reorganized to the BBH Select Large Cap ETF.

1       Calculated using average shares outstanding for the period/year.

2      Less than $0.01

3      Assumes the reinvestment of distributions.

4      Not annualized.

5      Annualized.

6      In-kind transactions are not included in portfolio turnover calculations.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Select Large Cap ETF Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on September 9, 2019. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. The investment objective of the Fund is to provide investors with long-term growth of capital.

BBH Select Large Cap ETF (The “Fund”) is the successor to the BBH Select Series – Large Cap Fund (the “Predecessor Fund”), a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund on November 17, 2025 (the “Reorganization”). The Fund has adopted the Predecessor Fund’s performance history. The Predecessor Fund also was advised by the Investment Adviser and had the same investment objective, investment strategies, and fundamental and non-fundamental investment policies as the Fund.

The Predecessor Fund’s shareholders received new Fund shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The reorganization was executed on a tax-free basis and, relating to each underlying Fund security, historical cost of investments, unrealized gains (losses), and fair value of investments carried forward from the Predecessor Fund to the new Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board

© Brown Brothers Harriman	14

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period. All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

© Brown Brothers Harriman	16

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $44,725,213 to shareholders during the six months ended April 30, 2026.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2025:	$1,570,983	$17,558,394	$19,129,377	$—	$19,129,377
2024:	1,204,965	—	1,204,965	—	1,204,965

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$1,366,919	$43,043,934	$—	$(458)	$211,988,574	$256,398,969
2024:	1,528,625	17,556,575	—	(458)	194,889,875	213,974,617

The Fund did not have a net capital loss carryforward as of October 31, 2025.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee

© Brown Brothers Harriman	18

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory Fees. For investment advisory services, the Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.62% per annum for the first $3 billion and 0.57% per annum for amounts over $3 billion of the average daily net assets of the Fund. Prior to January 1, 2026, the Investment Adviser was entitled to a combined investment advisory and administration fee of $523,211, computed daily and payable monthly, equal to 0.65% per annum for the first $3 billion and 0.60% per annum for amounts over $3 billion of the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $1,511,097 in investment advisory fees and $47,801 in administrative fees, as included in the Statement of Operations.

B.  Expense Waivers and Reimbursements. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80%. The agreement will terminate on March 1, 2027, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, the Investment Adviser waived fees in the amount of $0.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $18,757 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2026. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund for the six months ended April 30, 2026 was $357,111. This amount is included in “Interest income on cash balances” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $49,441 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments and in-kind transactions, were $95,240,648 and $123,590,068, respectively. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of in-kind transactions were $26,507,141 and $26,784,134, respectively.

© Brown Brothers Harriman	20

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

5.   Issuance and Redemption of ETF Shares. The Fund issues and redeems its shares at NAV only in Creation Units in transactions with authorized participants. Most investors buy and sell shares of the Fund in secondary market transactions through a broker at market prices. Shares of the Fund are listed for trading on the NYSE Arca and can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, investors will incur customary brokerage commissions and charges, and investors may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction.

6.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of shares of beneficial interest at no par value. Transactions shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold	26,131	$440,566	2,790,896	$45,121,169
Shares sold in-kind	3,210,000	50,776,847	—	—
Shares issued in connection with reinvestments of dividends	343,891	5,433,479	143,706	2,289,240
Shares redeemed	(235,650)	(3,783,933)	(2,830,216)	(46,176,339)
Shares redeemed in-kind	(1,690,000)	(27,434,607)	—	—
Net increase	1,654,372	$25,432,352	104,386	$1,234,070

7.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). Preferred securities are subject to issuer and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt (preferred security risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

© Brown Brothers Harriman	22

BBH Select Large Cap ETF Notes to Financial Statements (continued) April 30, 2026 (unaudited)

8.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

9.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Select Large Cap ETF Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve an amended and restated Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain funds in the Trust, including the Fund. The Investment Adviser previously provided advisory and administrative services to the Trust under a combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Combined Agreement”). The Trust entered into a new Administrative Services Agreement with the Investment Adviser as of January 1, 2026, under which the Investment Adviser would provide the same administrative services as it had under the Combined Agreement at the same fee, when combined with the Advisory Agreement fees, as it had under the Combined Agreement. BBH launched a new subsidiary registered investment adviser, Brown Brothers Harriman Credit Partners, LLC on December 31, 2025 which became investment manager to certain other Funds on January 1, 2026. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Advisory Agreement.

Both in the meetings specifically held to address the continuance of investment advisory services and the approval of the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and

© Brown Brothers Harriman	24

BBH Select Large Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Select Large Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other ETFs, as well as other mutual funds compared to the Fund’s predecessor, in reports compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over each of the 1-, 2-, 3-. 4- and 5-year periods of time, noting the Fund had below average performance for the 1-,2-,3-, 4- and 5-year periods ended September 30, 2025. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. The Board also noted relevant market conditions for the Fund after September 30, 2025. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board noted that they had previously received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net operating expenses with those of other comparable mutual funds, such peer

© Brown Brothers Harriman	26

BBH Select Large Cap ETF Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

category and comparisons having been selected and calculated by Broadridge. The Board concluded that the advisory fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Select Large Cap ETF Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Advisers

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	28

BBH Select Large Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Select Large Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, and. subject to applicable law and regulation, BBH&Co., and the SID may (but is not required to) effect purchases and sales between BBH&Co., and the SID clients (“cross trades”), including the Funds, if BBH&Co., the SID or a Fund’s Sub-adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. Similarly, under certain circumstances, and subject to applicable law and regulations, BBH Credit Partners may (but is not required to) effect cross trades between its clients, including the Funds, if it believes such transactions are appropriate based on each party’s investment objectives and guidelines There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Advisers’ decisions to engage in these transactions for the Funds. BBH&Co., the Advisers and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

© Brown Brothers Harriman	30

BBH Select Large Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Soft Dollars. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the SID’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the SID, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself. BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

BBH Select Large Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

© Brown Brothers Harriman	32

BBH Select Large Cap ETF Conflicts of Interest (continued) April 30, 2026 (unaudited)

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

Financial Statements April 30, 2026 © Brown Brothers Harriman	33

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH Intermediate Municipal Bond Fund

BBH Intermediate Municipal Bond Fund Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH Intermediate Municipal Bond Fund Portfolio Allocation April 30, 2026 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$2,423,809,984	101.5%
Liabilities in Excess of Cash and Other Assets	(35,356,850)	(1.5)
Net Assets	$2,388,453,134	100.0%

All data as of April 30, 2026. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

Credit Quality

	U.S. $ Value	Percent of Total Investments
AAA	$426,509,330	17.7%
AA	1,315,951,858	54.2
A	593,728,017	24.6
BBB	35,933,041	1.5
SP-1	3,481,166	0.1
Not rated	48,206,572	1.9
Total Investments	$2,423,809,984	100.0%

All data as of April 30, 2026. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH Intermediate Municipal Bond Fund Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (101.5%)
	Alabama (5.6%)
$ 1,105,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.350%)[1]	10/01/52	3.440%	$1,105,491
12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[1]	04/01/53	3.740	11,941,345
16,500,000	Energy Southeast A Cooperative District, Revenue Bonds	09/01/33	5.000	16,893,997
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,602,649
10,500,000	Lower Alabama Gas District, Revenue Bonds	09/01/46	5.000	10,839,190
47,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	10/01/30	5.000	50,228,844
6,725,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	09/01/35	5.000	7,241,604
18,850,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	03/01/55	5.250	19,500,649
11,025,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	10/01/55	5.000	11,701,823
	Total Alabama			133,055,592

	Arizona (1.7%)
2,690,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	2,968,157
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,913,417

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arizona (continued)
$ 4,970,000	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, GNMA	09/01/56	6.000%	$5,516,668
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,215,197
22,005,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	23,321,203
	Total Arizona			39,934,642

	Arkansas (0.1%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,067,301
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,060,429
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,054,897
	Total Arkansas			3,182,627

	California (10.2%)
11,555,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	10,527,570
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/30	5.000	1,078,104
1,120,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/33	5.000	1,251,947
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	738,063
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	657,480

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	5.000%	$1,138,733
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	583,652
1,500,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/39	5.000	1,678,431
2,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/43	5.000	2,160,845
1,675,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/44	5.000	1,799,375
38,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[1]	02/01/52	3.540	36,507,806
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	2,738,791
10,000,000	California Community Choice Financing Authority, Revenue Bonds (SOFR + 1.450%)[1]	04/01/56	3.902	9,937,465
10,000,000	California Municipal Finance Authority, Revenue Bonds[1,2]	10/01/41	3.450	10,056,926
3,000,000	California Municipal Finance Authority, Revenue Bonds[1,2]	10/01/45	2.875	2,998,644
1,000,000	California Municipal Finance Authority, Revenue Bonds[1,2]	11/01/46	2.875	999,548

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 2,500,000	California Municipal Finance Authority, Revenue Bonds[1,2]	09/01/50	3.375%	$2,484,509
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,334,149
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	576,558
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	817,308
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	1,084,307
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,568,225
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	764,808
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	1,065,047
2,440,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/36	5.000	2,494,866
1,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	1,064,253
2,400,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	2,606,599
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	16,547,054

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 5,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/44	5.000%	$5,076,162
1,600,000	Fremont Unified School District, General Obligation Bonds[4]	08/01/36	5.000	1,898,676
1,750,000	Fremont Unified School District, General Obligation Bonds[4]	08/01/37	5.000	2,061,889
2,000,000	Fremont Unified School District, General Obligation Bonds[4]	08/01/38	5.000	2,340,939
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds[3]	08/01/45	0.000	5,605,865
1,200,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[1]	11/15/27	4.072	1,212,228
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,820,937
6,920,000	Long Beach Unified School District, General Obligation Bonds[3]	08/01/36	0.000	4,497,579
3,115,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	3,156,248
1,250,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/37	5.000	1,327,677
750,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/39	5.000	822,267
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/40	5.000	1,093,853

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/41	5.000%	$1,090,780
20,050,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[1]	09/01/37	3.262	19,573,113
7,700,000	Mt San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	7,942,108
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,541,995
6,750,000	Northern California Gas Authority No 1, Revenue Bonds (3 – Month CME Term SOFR + 0.720%)[1]	07/01/27	3.368	6,745,625
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	649,239
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	689,134
11,745,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,320,982
6,075,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/45	0.000	2,456,014
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	780,255
2,115,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[1]	06/01/34	3.182	2,072,549

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[1]	06/01/39	3.202%	$5,979,596
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/37	5.000	1,097,230
9,655,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/40	5.250	10,633,711
1,845,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250	2,020,860
1,245,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/27	5.000	1,287,588
1,850,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/30	5.000	2,055,173
1,350,000	San Mateo Union High School District, General Obligation Bonds[4]	09/01/31	5.000	1,528,029
3,535,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,862,480
3,375,000	Southern California Public Power Authority, Revenue Bonds (3-Month CME Term SOFR + 1.470%)[1]	11/01/38	4.099	3,281,470

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000%	$826,088
	Total California			244,609,402

	Colorado (1.9%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,665,295
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,225,029
885,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	978,796
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,605,239
2,095,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	2,253,778
1,530,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/41	4.000	1,486,105
3,130,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	3,356,620
2,355,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000	2,266,086
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	05/15/61	3.640	9,998,598
348,300	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	340,998

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Colorado (continued)
$ 3,800,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000%	$2,393,687
5,025,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,858,933
11,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[1]	09/01/39	3.182	10,990,987
	Total Colorado			46,420,151

	Connecticut (0.8%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	152,088
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	413,760
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	353,691
620,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	623,142
2,000,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/49	4.000	2,024,429
5,360,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	5,622,073
2,990,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,226,792

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Connecticut (continued)
$ 2,090,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000%	$2,295,820
	Total Connecticut			19,630,902

	District of Columbia (1.9%)
4,580,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	4,919,107
12,900,000	District of Columbia, Revenue Bonds	07/15/40	5.000	12,908,411
1,475,000	District of Columbia, General Obligation Bonds	06/01/41	5.000	1,477,731
9,000,000	District of Columbia Water & Sewer Authority, Revenue Bonds	10/01/36	5.000	10,393,503
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,230,244
8,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/35	5.000	9,211,376
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,241,617
1,610,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,722,484

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	District of Columbia (continued)
$ 5,805,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/42	5.000%	$5,868,362
	Total District of Columbia			45,053,728

	Florida (5.6%)
25,755,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	26,179,775
2,250,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/30	5.000	2,307,099
1,500,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	1,536,602
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,226,059
9,915,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/42	5.000	10,023,223
4,875,000	County of Lee Airport Revenue, Revenue Bonds[1,2]	10/01/56	5.000	5,239,908
3,275,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,597,745
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,343,091
14,100,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	15,533,801
2,535,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/38	5.000	2,544,259

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$ 2,360,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/40	5.000%	$2,388,364
7,000,000	Florida Development Finance Corp., Revenue Bonds[1,2]	09/01/50	3.400	7,027,658
2,285,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,387,094
4,350,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	4,747,698
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,091,203
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,047,777
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,266,047
3,235,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,555,162
6,760,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,887,053
3,450,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,593,197
1,490,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/42	5.000	1,510,362
5,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/43	5.250	5,410,154
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$ 4,665,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	5.250%	$5,008,563
1,200,000	Hillsborough County Industrial Development Authority, Revenue Bonds[1,5]	05/01/26	3.300	1,200,000
2,500,000	Lee County Housing Finance Authority, Revenue Bonds[1,2]	12/01/47	2.650	2,458,815
5,430,000	Martin County Health Facilities Authority, Revenue Bonds	01/01/46	4.000	5,113,015
	Total Florida			133,223,724

	Georgia (1.1%)
3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000	3,215,680
1,350,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	3.800	1,350,375
5,450,000	Main Street Energy, Inc., Revenue Bonds	12/01/33	5.000	5,733,710
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	7,999,632
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	7,979,444
	Total Georgia			26,278,841

	Hawaii (0.1%)
2,000,000	City & County of Honolulu, General Obligation Bonds	10/01/30	4.000	2,006,886
	Total Hawaii			2,006,886

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Idaho (0.8%)
$ 7,300,000	Idaho Health Facilities Authority, Revenue Bonds[1,5]	05/01/26	3.450%	$7,300,000
4,610,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,059,734
6,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	6,758,381
	Total Idaho			19,118,115

	Illinois (4.4%)
5,000,000	Illinois Finance Authority, Revenue Bonds[1,5]	05/01/26	3.350	5,000,000
5,000,000	Illinois Finance Authority, Revenue Bonds[1,5]	05/01/26	3.400	5,000,000
1,000,000	Illinois Finance Authority, Revenue Bonds	07/01/30	5.000	1,092,719
3,990,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,032,742
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,461,256
23,035,000	Illinois Finance Authority, Revenue Bonds	07/15/47	4.000	20,555,476
1,110,000	Illinois Finance Authority, Revenue Bonds	08/15/47	5.000	1,130,415
2,330,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,503,782
4,455,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	4,749,958

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$ 4,180,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250%	$4,641,196
4,880,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,297,591
10,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.000	11,066,872
4,030,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,404,682
4,920,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	5,522,057
7,945,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	8,954,531
3,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/56	6.250	3,403,063
11,750,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/56	6.500	13,496,197
	Total Illinois			104,312,537

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Indiana (0.4%)
$ 4,820,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750%	$4,954,836
3,500,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.500	3,928,019
	Total Indiana			8,882,855

	Iowa (0.6%)
5,545,000	County of Polk, General Obligation Bonds	06/01/40	5.000	5,836,295
2,000,000	County of Polk, General Obligation Bonds	06/01/43	5.000	2,088,580
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,424,633
535,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	533,374
4,280,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	4,648,741
	Total Iowa			14,531,623

	Kentucky (1.4%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,832,384
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,742,558
4,570,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,050,839

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Kentucky (continued)
$ 6,250,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250%	$6,892,707
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[1]	08/01/52	3.632	12,579,097
	Total Kentucky			33,097,585

	Louisiana (0.2%)
4,535,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[1]	02/15/36	3.322	4,484,440
	Total Louisiana			4,484,440

	Maryland (0.2%)
4,500,000	State of Maryland, General Obligation Bonds	03/15/37	5.000	5,014,290
	Total Maryland			5,014,290

	Massachusetts (0.5%)
3,100,000	Massachusetts Development Finance Agency, Revenue Bonds[1,5]	05/01/26	3.200	3,100,000
6,580,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/41	4.000	6,427,461
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	360,994
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	471,609

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
$ 2,905,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000%	$2,855,541
	Total Massachusetts			13,215,605

	Michigan (1.4%)
2,500,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000	2,638,156
1,150,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/38	5.000	1,226,042
1,500,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/41	5.000	1,601,788
5,335,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/46	5.000	5,466,526
7,030,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	6,849,613
15,800,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[1]	04/15/47	3.840	15,768,583
1,000,000	Warren Consolidated Schools, General Obligation Bonds	05/01/26	5.000	1,000,000
	Total Michigan			34,550,708

	Minnesota (1.5%)
950,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	993,614
523,287	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	467,876

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$ 442,002	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600%	$413,149
775,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	781,889
1,149,390	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,039,588
490,941	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	435,702
2,437,449	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	1,976,811
1,200,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	1,181,064
2,350,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,438,153
5,510,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,951,686
4,595,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,014,409
4,870,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,413,448
3,320,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,712,665
3,350,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/38	0.000	2,062,685

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$ 3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/39	0.000%	$2,180,985
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/40	0.000	2,039,398
	Total Minnesota			36,103,122

	Missouri (1.5%)
2,080,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,132,453
7,745,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	8,217,308
4,475,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	4,924,792
4,960,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	5,376,459
7,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	6.000	7,645,110

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Missouri (continued)
$ 6,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/57	5.750%	$6,648,592
	Total Missouri			34,944,714

	Montana (0.4%)
270,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	270,351
1,875,000	Montana Board of Housing, Revenue Bonds[1,2]	11/01/46	3.050	1,875,684
1,865,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	1,878,938
1,120,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,157,784
3,250,000	Montana Board of Housing, Revenue Bonds	12/01/55	6.000	3,570,554
	Total Montana			8,753,311

	Nebraska (1.3%)
22,375,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	23,412,679
5,750,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.000	6,438,260
2,000,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	2,216,928
	Total Nebraska			32,067,867

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Nevada (0.9%)
$ 6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125%	$6,541,624
7,575,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	7,700,513
980,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	1,056,375
1,000,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	1,106,525
1,750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,916,068
1,125,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	1,223,365
2,320,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	2,514,486
	Total Nevada			22,058,956

	New Jersey (3.8%)
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,704,854
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	5,442,851
5,135,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/38	5.000	5,726,604
14,125,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/38	0.000	8,795,957
3,080,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/39	5.000	3,413,991

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$ 27,510,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/39	0.000%	$16,274,369
12,785,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/40	0.000	7,195,787
13,760,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	15,346,081
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/42	5.000	7,619,398
3,725,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	4,030,549
15,185,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/44	4.250	15,045,173
	Total New Jersey			90,595,614

	New Mexico (1.8%)
4,395,000	City of Farmington, Revenue Bonds	04/01/29	1.800	4,115,171
490,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	491,506
8,760,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	9,607,262
2,770,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	2,980,907
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Mexico (continued)
$ 4,815,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000%	$5,281,071
10,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.000	10,985,808
9,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[1,2]	09/01/57	3.000	9,000,151
	Total New Mexico			42,461,876

	New York (8.9%)
4,600,000	City of New York, General Obligation Bonds[1,5]	05/01/26	3.400	4,600,000
10,425,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	10,495,049
23,550,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/45	4.750	23,684,979
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,794,529
25,300,000	New York City Municipal Water Finance Authority, Revenue Bonds[1,5]	05/01/26	3.450	25,300,000
5,100,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/45	4.000	4,938,989
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/37	5.000	1,651,485

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 3,095,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000%	$3,450,868
7,235,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	8,024,327
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/39	4.000	2,525,677
4,985,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/39	5.000	5,085,112
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/40	5.250	3,316,811
3,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/40	5.000	3,479,597
3,250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/40	5.000	3,635,257
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/41	5.000	2,217,252
7,550,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/41	5.000	8,370,126

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 5,350,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000%	$5,827,650
12,780,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	13,921,002
3,125,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/47	5.250	3,290,720
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,622,037
1,300,000	New York State Dormitory Authority, Revenue Bonds	03/15/45	5.000	1,393,534
7,000,000	New York State Dormitory Authority, Revenue Bonds	03/15/46	5.250	7,599,293
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,599,463
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	5,012,142
4,075,000	New York State Thruway Authority, Revenue Bonds	03/15/42	5.000	4,387,157
2,850,000	New York State Thruway Authority, Revenue Bonds	01/01/45	4.000	2,674,375
1,070,000	Oneonta City School District, General Obligation Notes	07/24/26	4.000	1,072,387

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000%	$1,806,143
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,839,769
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	3,123,278
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,141,839
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,416,789
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,370,956
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,582,383
3,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/36	5.000	3,302,844
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,505,688
4,595,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	5,032,011
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,098,024
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,907,059
1,125,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,217,472

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000%	$834,113
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	4,436,482
	Total New York			213,584,668

	North Carolina (4.5%)
900,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[1,5]	05/01/26	3.400	900,000
6,200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[1,5]	05/01/26	3.400	6,200,000
440,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	440,332
5,205,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	5,568,229
4,815,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,336,430
8,275,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	8,912,152
12,740,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	13,899,238
6,480,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,255,828

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (continued)
$ 4,800,000	North Carolina Medical Care Commission, Revenue Bonds[1,5]	05/01/26	3.300%	$4,800,000
10,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	10,271,671
6,250,000	State of North Carolina, General Obligation Bonds	06/01/28	5.000	6,572,630
38,580,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 1.050%)[1]	12/01/41	3.495	38,685,243
	Total North Carolina			108,841,753

	North Dakota (0.3%)
475,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	476,949
1,275,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	1,282,118
4,735,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	5,007,774
	Total North Dakota			6,766,841

	Ohio (2.8%)
3,300,000	County of Franklin, Revenue Bonds[1,5]	05/01/26	3.350	3,300,000
11,200,000	County of Franklin, Revenue Bonds[1,5]	05/01/26	3.350	11,200,000
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,422,040
5,360,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/48	4.500	5,404,074

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$ 3,830,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/53	5.500%	$4,042,857
5,430,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	5,734,979
6,085,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250	6,644,709
16,240,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	18,497,319
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[3]	02/15/38	0.000	1,100,296
1,000,000	State of Ohio, Revenue Bonds	12/01/34	5.000	1,151,454
1,150,000	State of Ohio, Revenue Bonds	12/01/35	5.000	1,329,768
1,070,000	State of Ohio, Revenue Bonds	12/01/36	5.000	1,242,263
	Total Ohio			67,069,759

	Oklahoma (0.3%)
2,550,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	2,792,006
4,895,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,510,590
	Total Oklahoma			8,302,596

	Oregon (5.0%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	2,067,244

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	33

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 3,645,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/47	0.000%	$1,310,071
4,195,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/48	0.000	1,421,511
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,329,437
6,695,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/36	0.000	4,321,200
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/36	5.000	935,993
1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/37	5.000	1,211,677
1,550,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	668,802
750,000	Lincoln County School District, General Obligation Bonds[3]	06/15/30	0.000	805,589
745,000	Lincoln County School District, General Obligation Bonds[3]	06/15/31	0.000	809,592
950,000	Lincoln County School District, General Obligation Bonds[3]	06/15/32	0.000	1,044,127
1,000,000	Lincoln County School District, General Obligation Bonds[3]	06/15/33	0.000	1,109,392

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,945,000	Lincoln County School District, General Obligation Bonds[3]	06/15/34	0.000%	$2,182,854
825,000	Lincoln County School District, General Obligation Bonds[3]	06/15/35	0.000	929,410
1,350,000	Lincoln County School District, General Obligation Bonds[3]	06/15/38	0.000	1,487,561
1,000,000	Lincoln County School District, General Obligation Bonds[3]	06/15/39	0.000	1,095,572
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,174,881
3,650,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/34	0.000	2,608,299
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,951,141
6,775,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/39	0.000	3,923,617
2,585,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/26	0.000	2,575,333
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,125,710
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,332,456

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	35

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 21,050,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000%	$9,347,145
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/33	5.000	339,737
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/34	5.000	342,881
560,000	Oregon Coast Community College District, General Obligation Bonds	06/15/36	5.000	634,911
510,000	Oregon Coast Community College District, General Obligation Bonds	06/15/38	5.000	572,095
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,269,659
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	4,959,302
12,100,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/47	4.000	10,798,621
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	735,858
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,146,562
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	3,095,011
5,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	3,851,500

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000%	$5,738,106
5,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/38	0.000	3,046,262
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/39	0.000	1,086,123
8,665,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/40	0.000	4,687,678
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	916,665
7,710,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	3,918,282
4,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/42	0.000	2,268,740
3,630,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/43	0.000	1,627,059

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	37

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000%	$1,258,285
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	1,064,164
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	2,165,907
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,340,857
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,625,640
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,526,222
5,885,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	2,531,974
	Total Oregon			118,316,715

	Other (4.4%)
4,996,821	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2]	10/25/40	4.640	5,109,298
37,250,000	FHLMC Multifamily VRD Certificates, Revenue Bonds (SOFR + 0.400%)[1]	08/25/41	4.052	37,250,000

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Other (continued)
$ 7,491,099	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	03/25/42	4.837%	$7,601,842
12,115,947	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	06/25/42	4.604	12,267,132
4,960,834	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	11/25/42	4.387	5,019,759
8,797,803	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2]	12/25/42	4.773	9,039,737
4,967,645	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	01/25/43	4.869	5,111,850
9,820,297	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	11/25/38	3.541	9,227,059
6,902,051	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	12/25/38	3.260	5,968,499
4,774,172	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	10/25/40	4.684	4,797,436
2,974,390	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	04/25/42	4.704	3,082,081
	Total Other			104,474,693

	Pennsylvania (2.7%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds	01/01/35	5.000	2,143,790
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/36	5.250	1,102,027
2,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/37	5.250	2,192,548
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	39

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$ 1,940,000	Allegheny County Airport Authority, Revenue Bonds	01/01/40	5.250%	$2,098,604
7,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/46	4.000	6,408,066
5,860,000	Butler County General Authority, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[1]	10/01/34	3.348	5,728,828
8,985,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/37	0.000	9,223,245
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000	1,618,998
3,500,000	Pennsylvania Turnpike Commission, Revenue Bonds[1,2]	12/01/45	5.000	3,914,091
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,006,520
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,034,569
5,960,000	School District of Philadelphia, General Obligation Bonds	09/01/30	5.000	5,999,766
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,513,502
2,910,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	3,036,485
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/36	5.000	1,037,923

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$ 1,815,000	School District of Philadelphia, General Obligation Bonds	09/01/37	5.000%	$1,822,997
3,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	3,929,242
5,000,000	State Public School Building Authority, Revenue Bonds	06/01/32	5.000	5,056,054
	Total Pennsylvania			63,867,255

	South Carolina (0.9%)
3,460,000	Orangeburg County School District, General Obligation Notes	08/13/26	5.000	3,481,166
3,650,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,947,203
6,205,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	6,774,749
5,885,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/54	6.250	6,499,850
	Total South Carolina			20,702,968

	South Dakota (1.1%)
15,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	15,000
145,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	144,724

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	41

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Dakota (continued)
$ 825,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500%	$830,155
1,445,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	1,453,657
3,540,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	3,653,736
4,605,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	4,871,008
5,420,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.250	5,868,762
4,970,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,525,744
3,250,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	6.250	3,675,440
	Total South Dakota			26,038,226

	Tennessee (1.6%)
3,250,000	Dickson Health & Educational Facilities Board, Revenue Bonds[1,2]	04/01/44	3.050	3,251,692
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,595,662
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,232,042

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Tennessee (continued)
$ 1,875,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/41	5.500%	$2,044,994
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds	04/01/29	4.000	5,760,465
20,100,000	Public Building Authority of Blount County Tennessee, Revenue Bonds[1,5]	05/01/26	3.450	20,100,000
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,955,827
520,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	520,802
425,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	425,510
	Total Tennessee			38,886,994

	Texas (13.2%)
2,695,000	Cedar Hill Independent School District, General Obligation Bonds	02/15/37	5.000	3,005,191
1,000,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/34	5.000	1,089,323
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,940,182
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,138,922
1,250,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/34	5.000	1,338,595

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	43

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 3,355,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/36	5.000%	$3,643,307
2,625,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/38	4.000	2,569,118
5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/39	5.250	5,446,879
1,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/40	4.000	967,919
5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/41	5.250	5,410,398
8,530,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/46	4.000	7,693,999
16,125,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/48	5.250	16,745,680
17,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/55	2.900	16,925,635
4,500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/55	3.000	4,473,949
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/55	3.080	7,992,877
3,975,000	County of Harris Toll Road Revenue, Revenue Bonds	08/15/45	4.000	3,776,624
5,000,000	El Paso Independent School District, General Obligation Bonds[4]	08/15/35	5.000	5,675,179

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 3,000,000	El Paso Independent School District, General Obligation Bonds[4]	08/15/38	5.000%	$3,334,237
5,500,000	El Paso Independent School District, General Obligation Bonds[4]	08/15/39	5.000	6,081,057
3,470,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,442,844
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,928,508
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/55	3.800	5,089,797
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,737,431
1,400,000	Gregory-Portland Independent School District, General Obligation Bonds	02/15/39	5.000	1,541,503
1,105,000	Kilgore Independent School District, General Obligation Bonds[1,2]	02/15/52	4.000	1,108,346
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,511,221
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,014,027
3,000,000	Mission Economic Development Corp., Revenue Bonds[1,2]	06/01/55	2.875	2,998,644
4,790,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	4,830,486

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	45

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 8,000,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/32	0.000%	$6,695,370
4,835,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/35	0.000	3,591,612
5,270,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/36	0.000	3,737,693
11,415,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/38	0.000	7,339,261
10,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	3.550	10,123,335
2,715,000	State of Texas, General Obligation Bonds	08/01/36	5.000	3,031,301
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	6,216,144
21,500,000	State of Texas, General Obligation Bonds[1,2]	10/01/41	2.800	21,384,407
13,000,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds[1,5]	05/01/26	3.300	13,000,000
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	451,676
3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	3,101,804
1,385,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/38	4.300	1,413,509

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	46

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000%	$4,104,904
7,582,447	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,541,494
1,080,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,089,558
2,835,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,056,289
2,875,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,134,684
3,620,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	3,964,229
3,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/56	6.250	3,358,462
3,205,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[1]	12/15/26	3.336	3,205,331
3,290,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	3,356,612
6,410,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[1]	09/15/27	3.287	6,415,741

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	47

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 17,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[1]	09/15/27	3.506%	$17,825,918
1,645,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	09/15/27	3.640	1,642,375
15,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[4]	04/01/36	5.000	15,627,694
19,275,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	20,550,167
12,115,000	Texas Water Development Board, Revenue Bonds	10/15/43	4.000	11,778,014
	Total Texas			314,189,462

	Utah (0.2%)
5,000,000	Utah Housing Corp., Revenue Bonds[1,2]	04/01/46	2.950	4,980,198
	Total Utah			4,980,198

	Virginia (0.3%)
1,000,000	City of Norfolk Water Revenue, Revenue Bonds	11/01/33	5.000	1,146,070
6,665,000	Virginia Housing Development Authority, Revenue Bonds[1,2]	07/01/56	3.125	6,663,287
	Total Virginia			7,809,357

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	48

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Washington (2.6%)
$ 8,200,000	County of King Sewer Revenue, Revenue Bonds[1,5]	05/01/26	3.300%	$8,200,000
3,215,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[1]	01/01/40	3.320	3,197,768
4,150,000	Port of Seattle, Revenue Bonds	05/01/31	5.000	4,224,063
6,955,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	7,277,714
2,480,000	Port of Seattle, Revenue Bonds	05/01/34	5.000	2,517,156
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	6,004,224
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,536,455
3,500,000	Port of Seattle, Revenue Bonds	08/01/36	4.000	3,514,346
6,285,000	Port of Seattle, Revenue Bonds	04/01/37	5.000	6,513,409
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,492,756
4,950,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	4,721,561
5,755,000	Port of Seattle, Revenue Bonds	08/01/46	5.000	5,900,681
3,975,000	State of Washington, General Obligation Bonds	02/01/38	5.000	4,541,129
	Total Washington			61,641,262

	Wisconsin (2.4%)
7,300,000	Public Finance Authority, Revenue Bonds[1,5]	05/01/26	3.250	7,300,000
6,595,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	6,685,016

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	49

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$ 500,000	State of Wisconsin, General Obligation Bonds[4]	05/01/29	5.000%	$523,925
3,850,000	State of Wisconsin, General Obligation Bonds[4]	05/01/30	5.000	4,106,903
2,500,000	State of Wisconsin, General Obligation Bonds[4]	05/01/32	5.000	2,744,463
500,000	State of Wisconsin, General Obligation Bonds[4]	05/01/33	5.000	555,138
275,000	State of Wisconsin, General Obligation Bonds[4]	05/01/35	5.000	310,351
1,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/26	5.000	1,006,117
6,850,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/39	4.000	6,812,161
815,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	844,448
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,995,199
9,715,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,371,416
4,360,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	4,745,367

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	50

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$ 4,975,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250%	$5,499,303
	Total Wisconsin			56,499,807

	Wyoming (0.2%)
1,880,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	1,879,954
725,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	728,027
170,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	169,975
1,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/55	6.250	1,469,761
	Total Wyoming			4,247,717
	Total Municipal Bonds (Identified cost $2,400,207,652)			2,423,809,984

Total Investments (Identified cost $2,400,207,652)[6]			101.5%	$2,423,809,984
Liabilities in Excess of Cash and Other Assets			(1.5)%	(35,356,850)
Net Assets			100.0%	$2,388,453,134

____________

1       Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2026 coupon or interest rate.

2      This variable rate security is based on a predetermined schedule and the rate at April 30, 2026, also represents the reference rate at April 30, 2026.

3      Security issued with zero coupon. Income is recognized through accretion of discount.

4      Represent a security purchased on a when-issued basis.
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	51

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.

5      Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2026 coupon or interest rate.

6      The aggregate cost for federal income tax purposes is $2,400,207,652, the aggregate gross unrealized appreciation is $33,099,980 and the aggregate gross unrealized depreciation is $9,497,648, resulting in net unrealized appreciation of $23,602,332.

Abbreviations:

BAM − Build America Mutual.

CME − Chicago Mercantile Exchange.

FHA − Federal Housing Administration.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

NPFG − National Public Finance Guarantee Corporation.

SIFMA − Securities Industry and Financial Markets Association.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	52

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	53

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
Municipal Bonds*	$—	$2,423,809,984	$—	$2,423,809,984
Total Investments, at value	$—	$2,423,809,984	$—	$2,423,809,984

____________

*   For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	54

BBH Intermediate Municipal Bond Fund Statement of Assets and Liabilities April 30, 2026 (unaudited)
Assets:
Investments in securities, at value (Cost $2,400,207,652)	$2,423,809,984
Cash	194,108
Receivables for:
Interest	22,711,952
Shares sold	3,536,247
Other	6,184
Prepaid expenses	8,880
Total Assets	2,450,267,355

Liabilities:
Payables for:
Investments purchased	60,132,482
Net investment advisory fees	706,269
Administrative fees	57,892
Shares redeemed	562,626
Dividends declared	233,005
Professional fees	52,501
Custody and fund accounting fees	50,290
Shareholder servicing fees	9,489
Board of Trustees’ fees	4,156
Transfer agent fees	733
Accrued expenses and other liabilities	4,778
Total Liabilities	61,814,221
Net Assets	$2,388,453,134

Net Assets Consist of:
Paid-in capital	$2,390,965,600
Accumulated deficit	(2,512,466)
Net Assets	$2,388,453,134

Net Asset Value and Offering Price per Share
Class N Shares
($58,192,922 ÷ 5,595,401 shares outstanding)	$10.40
Class I Shares
($2,330,260,212 ÷ 224,345,290 shares outstanding)	$10.39

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	55

BBH Intermediate Municipal Bond Fund Statement of Operations For the six months ended April 30, 2026 (unaudited)
Net Investment Income:
Income:
Interest income	$42,761,789
Interest income on cash balances	17,418
Other income	42
Total Income	42,779,249

Expenses:
Investment advisory fees	4,084,271
Administrative fees	221,100
Custody and fund accounting fees	115,158
Board of Trustees’ fees	55,819
Shareholder servicing fees	55,228
Professional fees	53,778
Transfer agent fees	29,749
Miscellaneous expenses	171,703
Total Expenses	4,786,806
Investment advisory and administrative fee waiver	(26,182)
Net Expenses	4,760,624
Net Investment Income	38,018,625

Net Realized and Unrealized Loss:
Net realized gain on investments in securities	3,283,323
Net change in unrealized appreciation/(depreciation) on investments in securities	(8,231,590)
Net Realized and Unrealized Loss	(4,948,267)
Net Increase in Net Assets Resulting from Operations	$33,070,358

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	56

BBH Intermediate Municipal Bond Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$38,018,625	$55,887,660
Net realized gain/(loss) on investments in securities	3,283,323	(2,890,793)
Net change in unrealized appreciation/(depreciation) on investments in securities	(8,231,590)	32,149,564
Net increase in net assets resulting from operations	33,070,358	85,146,431

Dividends and distributions declared:
Class N	(917,778)	(1,731,543)
Class I	(37,102,982)	(54,145,553)
Total dividends and distributions declared	(38,020,760)	(55,877,096)

Share transactions:
Proceeds from sales of shares[1]	558,019,146	908,329,490
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	7,357,086	12,675,655
Proceeds from short-term redemption fees	—	85
Cost of shares redeemed[1]	(157,434,680)	(207,613,659)
Net increase in net assets resulting from share transactions	407,941,552	713,391,571
Total increase in net assets	402,991,150	742,660,906

Net Assets:
Beginning of period/year	1,985,461,984	1,242,801,078
End of period/year	$2,388,453,134	$1,985,461,984

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	57

BBH Intermediate Municipal Bond Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$10.42	$10.27	$9.74	$9.69	$10.93	$10.96
Income from investment operations:
Net investment income[1]	0.17	0.35	0.35	0.29	0.15	0.13
Net realized and unrealized gain/(loss)	(0.02)	0.15	0.53	0.05	(1.22)	(0.02)
Total income/(loss) from investment operations	0.15	0.50	0.88	0.34	(1.07)	0.11
Dividends and distributions to shareholders:
From net investment income	(0.17)	(0.35)	(0.35)	(0.29)	(0.16)	(0.13)
From net realized gains	—	—	—	—	(0.01)	(0.01)
Total dividends and distributions to shareholders	(0.17)	(0.35)	(0.35)	(0.29)	(0.17)	(0.14)
Short-term redemption fees[1]	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.40	$10.42	$10.27	$9.74	$9.69	$10.93
Total return[3]	1.46%[4]	5.00%	9.10%	3.39%	(9.91)%	1.01%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$58	$54	$55	$47	$55	$82
Ratio of expenses to average net assets before reductions	0.74%[5]	0.73%	0.70%	0.72%	0.70%	0.69%
Fee waiver[6]	(0.09)%[5]	(0.08)%	(0.05)%	(0.07)%	(0.05)%	(0.04)%
Ratio of expenses to average net assets after reductions	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.32%[5]	3.44%	3.42%	2.83%	1.46%	1.18%
Portfolio turnover rate	64%[4]	187%	201%	164%	135%	45%
Portfolio turnover rate[7]	8%[4]	37%	33%	63%	73%	23%

____________

1       Calculated using average shares outstanding for the period/ year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       The ratio of expenses to average net assets for the six months ended April 30, 2026, the years ended October 31, 2025, 2024, 2023, 2022 and 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective through March 1, 2027 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, the waived fees were $26,182, $38,719, $25,502, $33,916, $31,643, and $35,002, respectively.

7       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	58

BBH Intermediate Municipal Bond Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$10.40	$10.26	$9.73	$9.68	$10.92	$10.95
Income from investment operations:
Net investment income[1]	0.18	0.37	0.37	0.31	0.18	0.15
Net realized and unrealized gain/(loss)	(0.01)	0.14	0.53	0.04	(1.23)	(0.02)
Total income/(loss) from investment operations	0.17	0.51	0.90	0.35	(1.05)	0.13
Dividends and distributions to shareholders:
From net investment income	(0.18)	(0.37)	(0.37)	(0.30)	(0.18)	(0.15)
From net realized gains	—	—	—	—	(0.01)	(0.01)
Total dividends and distributions to shareholders	(0.18)	(0.37)	(0.37)	(0.30)	(0.19)	(0.16)
Short-term redemption fees[1]	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.39	$10.40	$10.26	$9.73	$9.68	$10.92
Total return[3]	1.67%[4]	5.13%	9.33%	3.60%	(9.74)%	1.21%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,330	$1,932	$1,188	$699	$597	$788
Ratio of expenses to average net assets before reductions	0.44%[5]	0.44%	0.44%	0.45%	0.46%	0.45%
Ratio of expenses to average net assets after reductions	0.44%[5]	0.44%	0.44%	0.45%	0.46%	0.45%
Ratio of net investment income to average net assets	3.54%[5]	3.66%	3.64%	3.03%	1.69%	1.38%
Portfolio turnover rate	64%[4]	187%	201%	164%	135%	45%
Portfolio turnover rate[6]	8%[4]	37%	33%	63%	73%	23%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	59

BBH Intermediate Municipal Bond Fund Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2026, there were seven series of the Trust. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. Under normal circumstances, the Fund will invest at least 80% of its net assets at the time of purchase, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the

© Brown Brothers Harriman	60

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.   Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the

Financial Statements April 30, 2026 © Brown Brothers Harriman	61

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are

© Brown Brothers Harriman	62

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $917,778 and $37,102,982 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2026. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2025:	$3,831,359	$—	$3,831,359	$52,045,737	$—	$55,877,096
2024:	2,887,746	—	2,887,746	32,769,939	—	35,657,685

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$—	$—	$223,964	$(29,363,516)	$(256,434)	$31,833,922	$2,437,936
2024:	—	—	143,353	(26,487,633)	(171,477)	(315,642)	(26,831,399)

The Fund had $29,363,516 net capital loss carryforwards as of October 31, 2025, of which $9,806,531 and $19,556,985, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

Financial Statements April 30, 2026 © Brown Brothers Harriman	63

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

F.   Segment Reporting. Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.   Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory Fees. For investment advisory services, the Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.37% per annum on the first $2.5 billion of the Fund’s average daily net assets and 0.32% per annum for amounts over $2.5 billion. This fee compensates the Investment Adviser for its services and its expenses. Prior to January 1, 2026, the Investment Adviser was entitled to a combined investment advisory and administration fee of $1,357,366, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion of the Fund’s average daily net assets and 0.35% per annum for amounts over $2.5 billion. For the six months ended April 30, 2026, the Fund incurred $4,084,271 in investment advisory fees and $221,100 in administrative fees, as included in the Statement of Operations.

© Brown Brothers Harriman	64

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

B.   Expense Waivers and Reimbursements. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2027, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2026, the Investment Adviser waived fees in the amount of $26,182 and $0 for Class N and Class I, respectively.

C.   Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2026, Class N shares of the Fund incurred $55,228 in shareholder servicing fees.

D.   Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $115,158 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2026 was $247. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2026 was $17,418. This amount is included in “Interest income on cash balances” in the Statement of Operations.

Financial Statements April 30, 2026 © Brown Brothers Harriman	65

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $55,819 in Independent Trustee compensation and expense reimbursements.

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2026, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,812,622,160 and $1,384,991,878, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	701,835	$7,319,869	1,197,354	$12,266,124
Shares issued in connection with reinvestments of dividends	87,560	913,216	168,640	1,727,958
Shares redeemed	(367,293)	(3,836,222)	(1,553,366)	(15,948,392)
Net increase/(decrease)	422,102	$4,396,863	(187,372)	$(1,954,310)

Class I
Shares sold	52,784,994	$550,699,277	87,613,863	$896,063,366
Shares issued in connection with reinvestments of dividends	618,746	6,443,870	1,069,527	10,947,697
Proceeds from short-term redemption fees	N/A	—	N/A	85
Shares redeemed	(14,741,316)	(153,598,458)	(18,792,119)	(191,665,267)
Net increase	38,662,424	$403,544,689	69,891,271	$715,345,881
© Brown Brothers Harriman	66

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2026 and the year ended October 31, 2025. Specifically:

During the six months ended April 30, 2026, there were no shareholder exchanges.

During the year ended October 31, 2025, there were no shareholder exchanges.

6.  Principal Risk Factors and Indemnifications.

A.   Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund may use derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors

Financial Statements April 30, 2026 © Brown Brothers Harriman	67

BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund may remain substantially fully invested at a time when a purchase is outstanding, then the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss (when-issued and delayed delivery securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirement in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	68

BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve an amended and restated Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain funds in the Trust, including the Fund. The Investment Adviser previously provided advisory and administrative services to the Trust under a combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Combined Agreement”). The Trust entered into a new Administrative Services Agreement with the Investment Adviser as of January 1, 2026, under which the Investment Adviser would provide the same administrative services as it had under the Combined Agreement at the same fee, when combined with the Advisory Agreement fees, as it had under the Combined Agreement. BBH launched a new subsidiary registered investment adviser, Brown Brothers Harriman Credit Partners, LLC on December 31, 2025 which became investment manager to certain other Funds on January 1, 2026. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Advisory Agreement.

Both in the meetings specifically held to address the continuance of investment advisory services and the approval of the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge,

Financial Statements April 30, 2026 © Brown Brothers Harriman	69

BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information, during December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

© Brown Brothers Harriman	70

BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered the Fund’s investment performance for the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2025, noting the Fund had above average performance compared to its peer category for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into

Financial Statements April 30, 2026 © Brown Brothers Harriman	71

BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data for the period October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds

© Brown Brothers Harriman	72

BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Financial Statements April 30, 2026 © Brown Brothers Harriman	73

BBH Intermediate Municipal Bond Fund Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest — Investment Advisers

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face

© Brown Brothers Harriman	74

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to

Financial Statements April 30, 2026 © Brown Brothers Harriman	75

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, and. subject to applicable law and regulation, BBH&Co., and the SID may (but is not required to) effect purchases and sales between BBH&Co., and the SID clients (“cross trades”), including the Funds, if BBH&Co., the SID or a Fund’s Sub-adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. Similarly, under certain circumstances, and subject to applicable law and regulations, BBH Credit Partners may (but is not required to) effect cross trades between its clients, including the Funds, if it believes such transactions are appropriate based on each party’s investment objectives and guidelines There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Advisers’ decisions to engage in these transactions for the Funds. BBH&Co., the Advisers and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the

© Brown Brothers Harriman	76

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

SID’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the SID, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself. BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

Financial Statements April 30, 2026 © Brown Brothers Harriman	77

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

© Brown Brothers Harriman	78

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

Financial Statements April 30, 2026 © Brown Brothers Harriman	79

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2026 BBH U.S. Government Money Market Fund

BBH U.S. Government Money Market Fund Table of Contents April 30, 2026 (unaudited)
© Brown Brothers Harriman	2

BBH U.S. Government Money Market Fund Portfolio Allocation April 30, 2026 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
U.S. Treasury Bills	$6,718,632,847	81.7%
Repurchase Agreements	1,500,000,000	18.3
Liabilities in Excess of Cash and Other Assets	(1,157,807)	0.0
Net Assets	$8,217,475,040	100.0%

All data as of April 30, 2026. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	3

BBH U.S. Government Money Market Fund Portfolio of Investments April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (81.7%)
$275,000,000	U.S. Treasury Bill[1,2]	05/05/26	3.603%	$274,890,792
325,000,000	U.S. Treasury Bill[1,2]	05/07/26	3.627	324,804,875
360,000,000	U.S. Treasury Bill[1,2]	05/12/26	3.609	359,606,609
275,000,000	U.S. Treasury Bill[1,2]	05/14/26	3.628	274,642,074
420,000,000	U.S. Treasury Bill[1,2]	05/19/26	3.642	419,239,229
375,000,000	U.S. Treasury Bill[1,2]	05/21/26	3.652	374,248,208
435,000,000	U.S. Treasury Bill[1,2]	05/26/26	3.628	433,912,528
270,000,000	U.S. Treasury Bill[1,2]	05/28/26	3.626	269,268,795
360,000,000	U.S. Treasury Bill[1,2]	06/02/26	3.626	358,849,244
460,000,000	U.S. Treasury Bill[1,2]	06/04/26	3.619	458,440,857
400,000,000	U.S. Treasury Bill[1,2]	06/09/26	3.626	398,443,502
500,000,000	U.S. Treasury Bill[1,2]	06/11/26	3.632	497,948,904
200,000,000	U.S. Treasury Bill[1,2]	06/18/26	3.657	199,033,833
250,000,000	U.S. Treasury Bill[1,2]	06/23/26	3.624	248,673,531
225,000,000	U.S. Treasury Bill[1,2]	06/25/26	3.616	223,766,740
385,000,000	U.S. Treasury Bill[1,2]	07/02/26	3.611	382,633,419
250,000,000	U.S. Treasury Bill[1,2]	07/07/26	3.635	248,328,676
225,000,000	U.S. Treasury Bill[1,2]	07/09/26	3.586	223,474,261
220,000,000	U.S. Treasury Bill[1,2]	07/14/26	3.633	218,375,721
185,000,000	U.S. Treasury Bill[1,2]	07/16/26	3.641	183,590,886
125,000,000	U.S. Treasury Bill[1]	07/28/26	3.640	123,899,236
125,000,000	U.S. Treasury Bill[1]	08/11/26	3.654	123,720,927
100,000,000	U.S. Treasury Bill[1]	08/25/26	3.643	98,840,000
	Total U.S. Treasury Bills (Cost $6,718,632,847)			6,718,632,847

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Repurchase Agreements (18.3%)
$375,000,000	BNP Paribas (Agreement dated 04/30/26 collateralized by FHLMC 1.500%-7.500%, due 02/02/31-04/01/56, original par $156,100,355, value $109,311,034, FNMA 2.000%-7.000%, due 10/01/35-04/01/56, original par $300,103,579, value $172,229,407, GNMA 2.000%-7.500%, due 09/20/35-12/20/65, original par $153,817,668, value $93,316,517, U.S. Treasury Securities 0.000%-4.500%, due 07/31/26-08/15/30, original par $7,393,301, value $7,643,041	05/01/26	3.580%	$375,000,000
375,000,000	National Australia Bank, Ltd. (Agreement dated 04/30/26 collateralized by U.S. Treasury Note 2.250%, due 08/15/27, original par $388,650,000, value $382,500,00)	05/01/26	3.550	375,000,000
375,000,000	Royal Bank of Canada (Agreement dated 04/30/26 collateralized by U.S. Treasury Note 3.750%, due 06/30/27, original par $378,397,000, value $382,500,00)	05/01/26	3.500	375,000,000

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	5

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2026 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Repurchase Agreements (continued)
$375,000,000	Societe Generale (Agreement dated 04/30/26 collateralized by FHLMC 4.000%-7.000%, due 06/01/29-05/01/56, original par $196,246,532, value $17,731,839, FNMA 3.500%-7.000%, due 11/01/26-05/01/56, original par $158,126,571, value $108,857,272, GNMA 3.500%-5.625%, due 05/20/26-04/20/56, original par $2,900,642,948, value $154,347,012, U.S. Treasury Security 0.000%, due 03/18/27, original par $104,932,200, value $101,563,876)	05/01/26	3.620%	$375,000,000
	Total Repurchase Agreements (Cost $1,500,000,000)			1,500,000,000

Total Investments (Cost $8,218,632,847)[3]			100.0%	$8,218,632,847
Liabilities in Excess of Cash and Other Assets			0.0%	(1,157,807)
Net Assets			100.0%	$8,217,475,040

____________

1       Coupon represents a yield to maturity.

2    Coupon represents a weighted average yield.

3    The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	7

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2026, 100% of the Fund’s investments in securities were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026.

Investments, at amortized cost which approximates fair value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2026
U.S. Treasury Bills	$—	$6,718,632,847	$—	$6,718,632,847
Repurchase Agreements	—	1,500,000,000	—	1,500,000,000
Total Investments, at amortized cost which approximates fair value	$—	$8,218,632,847	$—	$8,218,632,847

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	9

BBH U.S. Government Money Market Fund Statement of Assets and Liabilities April 30, 2026 (unaudited)
Assets:
Investments in securities, at amortized cost which approximates fair value	$6,718,632,847
Repurchase agreements (Cost $1,500,000,000)	1,500,000,000
Cash	600,842
Receivables for:
Shares sold	513,733
Interest	148,437
Prepaid expenses	36,658
Total Assets	8,219,932,517

Liabilities:
Payables for:
Investment advisory fees	1,315,395
Administrative fees	224,876
Dividends declared	757,174
Custody and fund accounting fees	111,356
Professional fees	38,332
Board of Trustees’ fees	5,870
Transfer agent fees	1,114
Accrued expenses and other liabilities	3,360
Total Liabilities	2,457,477
Net Assets	$8,217,475,040

Net Assets Consist of:
Paid-in capital	$8,217,516,765
Distributions in excess of net investment income	(41,725)
Net Assets	$8,217,475,040

Net Asset Value and Offering Price per Share
Institutional Shares
($8,217,475,040 ÷ 8,217,522,783 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH U.S. Government Money Market Fund Statement of Operations For the six months ended April 30, 2026 (unaudited)
Net Investment Income:
Income:
Interest income	$163,567,461
Interest income on cash balances	634,649
Other income	39
Total Income	164,202,149

Expenses:
Investment advisory fees	8,121,851
Administrative fees	915,658
Custody and fund accounting fees	281,599
Board of Trustees’ fees	81,205
Professional fees	36,682
Transfer agent fees	29,540
Miscellaneous expenses	91,740
Total Expenses	9,558,275
Net Investment Income	154,643,874

Net Realized Loss:
Net realized loss on investments	(8,721)
Net Increase in Net Assets Resulting from Operations	$154,635,153

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	11

BBH U.S. Government Money Market Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$154,643,874	$320,396,128
Net realized gain/(loss) on investments	(8,721)	10,424
Net increase in net assets resulting from operations	154,635,153	320,406,552

Dividends and distributions declared:
Institutional Shares	(154,641,738)	(320,419,143)

Share transactions:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	7,971,411,144	11,153,865,144
Fund shares repurchased	(7,635,037,538)	(10,921,008,008)
Net increase in net assets resulting from fund share transactions	336,373,606	232,857,136
Total increase in net assets	336,367,021	232,844,545

Net Assets:
Beginning of period/year	7,881,108,019	7,648,263,474
End of period/year	$8,217,475,040	$7,881,108,019

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH U.S. Government Money Market Fund Financial Highlights Selected per share data and ratios for a class Institutional share outstanding throughout each period/year.
	For the six months ended April 30, 2026 (unaudited)	For the years ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gain/(loss)	0.00 [2]	(0.00)[2]	0.00 [2]	(0.01)	0.00 [2]	(0.00)[2]
Total income from investment operations	0.02	0.04	0.05	0.04	0.01	0.00 [2]
Dividends and distributions to shareholders:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)[2]
Total dividends and distributions to shareholders	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)[2]
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.76%[4]	4.21%	5.22%	4.59%	0.75%	0.01%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$8,217	$7,881	$7,648	$5,899	$4,795	$4,227
Ratio of expenses to average net assets before reductions	0.22%[4]	0.22%	0.22%	0.23%	0.23%	0.23%
Fee waiver[6]	—%	—%	—%	—%	(0.08)%	(0.19)%
Ratio of expenses to average net assets after reductions	0.22%[5]	0.22%	0.22%	0.23%	0.15%	0.04%
Ratio of net investment income to average net assets	3.52%[5]	4.12%	5.09%	4.52%	0.73%	0.01%

____________

1       Calculated using average shares outstanding for the period/year.

2    Less than $0.01 per share.

3    Assumes the reinvestment of distributions.

4    Not annualized.

5    Annualized.

6    During the six months ended April 30, 2026, the years ended 2025, 2024, 2023, 2022 and 2021, the investment advisory and administrative fee waivers, as a result of a voluntary operating expense limitation agreement, were $–, $–, $–, $–, $3,724,415 and $7,060,486, respectively.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2026 © Brown Brothers Harriman	13

BBH U.S. Government Money Market Fund Notes to Financial Statements April 30, 2026 (unaudited)

1.   Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. At April 30, 2026, there were seven series of the Trust. The Fund commenced operations on December 12, 1983. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets at the time of purchase, will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities.

Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. (“BBH&Co.”), became the investment adviser of BBH U.S. Government Money Market Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.   Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing

© Brown Brothers Harriman	14

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.   Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Financial Statements April 30, 2026 © Brown Brothers Harriman	15

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.   Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any

© Brown Brothers Harriman	16

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

unrecognized tax benefits as of April 30, 2026, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $154,641,738 to Institutional shareholders during the six months ended April 30, 2026.

The tax character of distributions paid during the years ended October 31, 2025 and 2024, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2025:	$320,419,143	$—	$320,419,143	$320,419,143
2024:	345,962,298	—	345,962,298	345,962,298

As of October 31, 2025 and 2024, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2025:	$15,834,051	$—	$(453,412)	$(15,415,779)	$—	$(35,140)
2024:	1,392,888	—	(463,836)	(951,601)	—	(22,549)

The Fund had $453,412 net capital loss carryforwards as of October 31, 2025, of which $453,412 and $0, is attributable to short-term and long-term capital losses, respectively.

Financial Statements April 30, 2026 © Brown Brothers Harriman	17

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from the amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Oversight Committee of the BBH & Co. Separately Identifiable Department, the Board of Directors of BBH Credit Partners, LLC, the named portfolio manager(s) of the Funds and the Funds’ principal executive officer and principal financial officer act as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

H.   Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

© Brown Brothers Harriman	18

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory Fees. Under an Investment Advisory Agreement (“Agreement”) with the Trust, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) provides investment advisory services to the Fund. The Fund pays a fee for investment advisory services calculated daily and paid monthly at an annual rate equivalent to 0.22% on the first $1 billion of the Fund’s average daily net assets and 0.17% of the Fund’s average daily net assets over $1 billion. Prior to January 1, 2026, the Fund paid a combined fee of $2,768,739 for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2026, the Fund incurred $8,121,851 for services under the Agreement and $915,658 in administrative fees, as included in the Statement of Operations.

B.   Investment Advisory and Administrative Fee Waiver. BBH may from time to time voluntarily waive all or a portion of its investment advisory and administrative fee from the Fund. For the six months ended April 30, 2026, BBH waived fees in the amount of $0 for Institutional Shares.

C.   Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.00325% per annum of the Fund’s net asset value. For the six months ended April 30, 2026, the Fund incurred $281,599 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2026 was $32,216. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. Effective August 1, 2025, the Fund enrolled in the BBH Cash Management Services Sweep. Under this agreement, the Fund’s end-of-day cash balance is swept into overnight deposits with one or more deposit institutions. The interest income earned on the overnight deposits is credited to the Fund’s cash account(s) the next business day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2026 was $634,649. This amount is included in “Interest income on cash balances” in the Statement of Operations.

Financial Statements April 30, 2026 © Brown Brothers Harriman	19

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

D.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2026, the Fund incurred $81,205 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Institutional Shares of beneficial interest, at no par value. Transactions in Institutional Shares were as follows:

	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	7,971,399,302	$7,971,399,302	11,153,841,534	$11,153,841,534
Shares issued in connection with reinvestments of dividends	11,842	11,842	23,610	23,610
Shares redeemed	(7,635,037,538)	(7,635,037,538)	(10,921,008,008)	(10,921,008,008)
Net increase	336,373,606	$336,373,606	232,857,136	$232,857,136

5.   Principal Risk Factors and Indemnifications.

A.   Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

© Brown Brothers Harriman	20

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (regulatory risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Financial Statements April 30, 2026 © Brown Brothers Harriman	21

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2026 (unaudited)

6.   Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, short-term U.S. Treasury securities, U.S. government agency securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.   Recent Pronouncements. In December 2023, the FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

8.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2026 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	22

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection April 30, 2026 (unaudited)

Investment Advisory Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 20, 2025 and an in-person meeting on December 10, 2025, to consider whether to approve the new Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to certain of the funds in the Trust, including the Fund. The Investment Adviser was a newly created subsidiary of BBH and the personnel who had previously provided investment advisory services would continue to provide them as part of the Investment Adviser. At the December 10, 2025 meeting, the Board voted to approve the Advisory Agreement with respect to the Fund for a one-year term. The Board recognized the fact that the same investment team would continue to provide investment advisory services under the Investment Adviser. In doing so, the Board determined that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement.

Both in the meetings specifically held to address the Advisory Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the BBH and anticipated to be provided by the Investment Adviser, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

Financial Statements April 30, 2026 © Brown Brothers Harriman	23

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

In approving the Advisory Agreement, the Board considered: (a) the nature, extent and quality of services previously provided by BBH and to be provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to BBH and to be paid to the Investment Adviser as of January 1, 2026 were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information during the December 10, 2025 meeting, and over the course of the previous year, regarding the nature, extent and quality of services previously provided to the Trust and the Fund by BBH and to be provided by BBH and the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

© Brown Brothers Harriman	24

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

Fund Performance

At the November 20, 2025 and December 10, 2025 meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s average performance as compared to its peer category for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

Financial Statements April 30, 2026 © Brown Brothers Harriman	25

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2026 (unaudited)

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2024 through September 30, 2025, for both the Investment Adviser and BBH and corresponding expenses. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

© Brown Brothers Harriman	26

BBH U.S. Government Money Market Fund Conflicts of Interest April 30, 2026 (unaudited)

Description of Potential Material Conflicts of Interest — Investment Adviser

BBH&Co., its Separately Identifiable Department (“SID”) and Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” and together with the SID, the “Advisers” and each an “Adviser”), provide discretionary and non-discretionary investment management services and products to corporations, institutions, and individual investors throughout the world. As a result, in the ordinary course of their business, BBH&Co., including the Advisers, may engage in activities in which their interests or the interests of their clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Advisers and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Advisers and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Advisers, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Advisers and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Advisers, the Sub-advisers and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit, or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Advisers is set forth in their respective Form ADV. A copy of Part 1 and Part 2A of Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements April 30, 2026 © Brown Brothers Harriman	27

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Advisers, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Advisers, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel with the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Advisers or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Advisers and Sub-advisers may sponsor other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Advisers or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Advisers have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance, and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management

© Brown Brothers Harriman	28

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

services through the SID or, BBH&Co. provides administrative, custody, shareholder servicing, and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co., acting in its capacity as the Funds’ administrator, is the primary valuation agent of the Funds.

BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Advisers’ advisory fees and the SID’s administrative fee are calculated by reference to Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Advisers and Sub-advisers. The Advisers and Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Investments in BBH Funds. From time-to-time BBH&Co. and BBH Credit Partners may invest a portion of the assets of their discretionary investment advisory clients in the Funds. The investment by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for their discretionary investment advisory clients, BBH&Co. and BBH Credit Partners may limit their selection to funds managed by BBH&Co. or the Advisers.

BBH&Co. or BBH Credit Partners may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior

Financial Statements April 30, 2026 © Brown Brothers Harriman	29

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

performance. BBH&Co., the Advisers and their affiliates providing services to the Funds, benefit from additional fees when the Funds are included as an investment by a discretionary investment advisory client.

BBH&Co. or BBH Credit Partners reserve the right to redeem at any time some or all of the shares of the Funds acquired for their discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. or BBH Credit Partners on behalf of their discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification, and expense ratio.

Valuation. When market quotations are not readily available or are believed to be unreliable, the Funds’ investments will be valued at fair value. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” an Adviser. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. or BBH Credit Partners may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. or BBH Credit Partners to the third party. BBH&Co. or BBH Credit Partners may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH&Co. or BBH Credit Partners may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Advisers, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face

© Brown Brothers Harriman	30

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2026 (unaudited)

conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds.

However, BBH&Co., including the Advisers, have implemented policies and procedures concerning personal trading by BBH Credit Partners employees and BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH Credit Partners employees and BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH Credit Partners and BBH&Co., including the SID, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Advisers, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Advisers have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees. BBH&Co., including the Advisers, have implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Credit Partners employees and BBH&Co. Partners and employees.

Financial Statements April 30, 2026 © Brown Brothers Harriman	31

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

CREDIT PARTNERS, LLC

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN CREDIT PARTNERS, LLC 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

The Funds’ Evaluation and Approval of Advisory Contract summary by fund appears in the Financial Statements filed under Item 7 of this form.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the fiscal period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: July 7, 2026
By:	(Signature and Title)
/s/ Declan Coyne
Declan Coyne
Title: Treasurer (Principal Financial Officer)
Date: July 7, 2026